File No. 2-17531 File No. 811-1018

As filed on April 29, 2009
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. --	[ ]
Post-Effective Amendment No. 81 	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 52 	[X]

DREYFUS FUNDS, INC.
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(Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 800
Denver, Colorado 80206
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(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (303) 394-4404

Kenneth R. Christoffersen, Esq.
Founders Asset Management LLC
210 University Boulevard, Suite 800
Denver, Colorado 80206
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(Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

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It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2009 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.
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If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Dreyfus Discovery Fund

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Ticker Symbol:	Class A: FDIDX
Class B: FDIEX
Class C: FDICX
Class F: FDISX
Class I: FDIRX
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P R O S P E C T U S May 1, 2009

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Discovery Fund has discontinued public sales of its shares to new investors, but shareholders who have open Discovery Fund accounts generally may make additional investments and reinvest dividends and capital gains distributions in their accounts. Participants in certain group employer retirement plans which have established Discovery Fund as an investment option may open new Discovery Fund accounts through their plans. In addition, new accounts may be opened by wrap programs which have established Discovery Fund as an investment option. Once a Discovery Fund account has been closed, additional investments in Discovery Fund may not be possible.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Dreyfus Discovery Fund is closed to new investors (see section entitled “Shareholder Guide – Fund closed to new investors” for more information).

Contents

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The Fund

Investment Approach	3
Main Risks	3
Past Performance	5
Expenses	6
More About Investment Objective, Strategies and Risks	8
Management	11
Financial Highlights	13

Your Investment

Shareholder Guide	15
Distributions and Taxes	29
Class F Shareholder and Transfer Agency Services	30
Services for Fund Investors	30

For More Information

See back cover.
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Dreyfus Discovery Fund

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The Fund
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INVESTMENT APPROACH

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The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in small and relatively unknown companies with high growth potential. The fund will normally invest at least 65% of its total assets in common stocks of small-cap companies. The fund also may invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 30% of its total assets in foreign securities.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

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For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

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MAIN RISKS

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The principal risks of investing in this fund are:

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  Small company risk. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

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  IPO risk. The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leveraging risk. The use of leverage, such as entering into reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.
  Other potential risks. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

  The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

  The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.

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[On side panel: Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Small-cap companies: generally, those which, at the time of purchase, have market capitalizations equal to or less than the market capitalization of the largest company included in the Russell 2000 Growth Index.]

[On side panel: What this fund is – and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

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PAST PERFORMANCE

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     The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class F shares from year to year. The performance figures in the bar chart do not reflect sales loads applicable to other classes, and would be lower if they did. The table compares the fund’s average annual total returns to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are reflected in the table.

     After-tax performance is shown only for Class F. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Year-by-year total returns as of 12/31 each year (%) Class F shares
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99	00	01	02	03	04	05	06	07	08
94.59	-8.26	-17.81	-33.08	36.45	10.74	-0.66	5.08	9.69	-38.22
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Best Quarter:	Q4 ’99 +41.85%
Worst Quarter:	Q3 ’01 -28.04%
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Average annual total returns as of 12/31/08

Share Class (Inception Date)	1 Year	5 Years	10 Years for
			Class F;
			since
			inception for
			all other
			classes
Class F (12/29/89)	-38.22%	-4.77%	0.49%
returns before taxes
Class F	-38.22%	-4.77%	-0.23%
returns after taxes
on distributions
Class F	-24.84%	-3.99%	0.18%
returns after taxes
on distributions and
sale of fund shares
Class A (12/31/99)	-41.95%	-6.07%	-7.32%
returns before taxes
Class B (12/31/99)	-41.39%	-6.25%	-7.27%
returns before taxes
Class C (12/31/99)	-39.54%	-5.72%	-7.49%
returns before taxes
Class I (12/31/99)	-38.32%	-4.64%	-6.44%
returns before taxes
Russell 2000 Growth Index [1]	-38.54%	-2.35%	-0.76%[2]
reflects no deduction for fees,
expenses or taxes
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1 The Russell 2000 Growth Index measures the performance of stocks of companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a widely recognized unmanaged small-cap index comprising common stocks of the 2,000 U.S. public companies next in size after the largest 1,000 publicly traded U.S. companies.

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2 The average annual total return shown is for the 10 year period. The average annual total return since December 31, 1999, the inception date of the fund’s Class A, B, C, and I shares, was -4.71%.

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EXPENSES

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As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

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Fee Table	Class A	Class B1	Class C	Class F	Class I

Shareholder transaction
fees
(fees paid from your
account)
Maximum front-end sales	5.75	none	none	none	none
charge on purchases % of
offering price
Maximum contingent	none[2]	4.00	1.00	none	none
deferred sales charge
(CDSC) % of purchase or
sale price, whichever is
less
Annual fund operating
expenses (expenses paid
from fund assets)
% of average daily net
assets
Management fees	1.00	1.00	1.00	1.00	1.00
Rule 12b-1 fee	none	0.75	0.75	0.11[3]	none
Shareholder services fee	0.25	0.25	0.25	none[4]	none
Other expenses	0.52	0.76	0.60	0.37[4]	0.62
Total annual fund	1.77	2.76	2.60	1.48	1.62
operating expenses
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1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

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3 The Class F Rule 12b-1 plan permits a maximum Rule 12b-1 fee of 0.25% of the fund’s average daily net assets.

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4 “Other expenses” for the fund’s Class F shares include fees paid pursuant to a Shareholder Services Agreement. See “Your Investment – Class F Shareholder and Transfer Agency Services.”

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[In margin: Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B and Class C shares, and to reimburse the distributor for actual expenses for the sale and distribution of the fund’s Class F shares and services provided to Class F shareholders. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.]

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Expense example

	1 Year	3 Years	5 Years	10 Years
Class A	$745	$1,100	$1,479	$2,539
Class B	$679	$1,156	$1,659	$2,634*
with redemption
without redemption	$279	$856	$1,459	$2,634*
Class C	$363	$808	$1,380	$2,934
with redemption
without redemption	$263	$808	$1,380	$2,934
Class F	$151	$468	$808	$1,768
Class I	$165	$511	$881	$1,922
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* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

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MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other Portfolio Investments and Strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to

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diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC). The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives,

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strategies, and policies. The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
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  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s
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  performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).
  Recoveries in Securities Litigation Proceedings. The historical performance record of the fund has benefited from amounts received by the fund from the settlement of class action lawsuits against certain issuers of securities in which the fund had invested. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
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MANAGEMENT
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Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

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Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has approximately $20.2 trillion in assets under custody and administration and $928 billion in assets under management. Additional information is available at www.bnymellon.com.

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In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2008 was 1.00% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2008.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made

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by the portfolio manager. Through participation in the team process, the portfolio manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

B. Randall Watts, Jr. is the portfolio manager for the fund. Mr. Watts is a chartered financial analyst who has been the portfolio manager of the fund and an employee of Founders since August 2006. He also is a senior vice president at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been employed since 2001. For ten years prior to joining The Boston Company, Mr. Watts was a director and portfolio manager with Westfield Capital Management.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

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Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

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FINANCIAL HIGHLIGHTS

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The following tables describe the performance of each share class for the five years ended December 31, 2008. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the two years ended December 31, 2008, has been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Another independent registered public accounting firm audited the financial information for each of the other years indicated through December 31, 2006. Ernst & Young LLP’s report and the fund’s financial statements are included in the fund's 2008 annual report, which is available upon request.

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			Year Ended December 31,
Class A Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	32.80		30.09		28.63		28.82		26.04
Investment Operations:
Investment income (loss)--net	(.37)	a	(.50)	a	(.35)	a	(.28)	a	(.64)
Net realized and unrealized gain (loss) on investments	(12.23)		3.21		1.81		.09		3.42
Total from Investment Operations	(12.60)		2.71		1.46		(.19)		2.78
Net asset value, end of period	20.20		32.80		30.09		28.63		28.82
Total Return (%)[b]	(38.41)		9.01		5.10		(.66)		10.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.77		2.02		1.51		1.47		1.38
Ratio of net expenses to average net assets	1.77		2.01		1.51		1.45		1.37
Ratio of net investment (loss) to average net assets	(1.30)		(1.58)		(1.15)		(1.09)		(1.11)
Portfolio Turnover Rate	234		215		202		160		98
Net Assets, end of period ($ x 1,000)	5,425		11,024		35,719		45,092		65,763
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
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

14


			Year Ended December 31,
Class B Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	30.40		28.04		27.10		27.55		25.12
Investment Operations:
Investment income (loss)--net	(.58)	a	(.60)	a	(.61)	a	(.54)	a	(1.07)
Net realized and unrealized gain (loss) on investments	(11.26)		2.96		1.55		.09		3.50
Total from Investment Operations	(11.84)		2.36		.94		(.45)		2.43
Net asset value, end of period	18.56		30.40		28.04		27.10		27.55
Total Return (%)[b]	(38.95)		8.38		3.51		(1.63)		9.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.76		2.55		2.64		2.44		2.30
Ratio of net expenses to average net assets	2.75		2.54		2.64		2.43		2.29
Ratio of net investment (loss) to average net assets	(2.29)		(2.08)		(2.28)		(2.06)		(2.03)
Portfolio Turnover Rate	234		215		202		160		98
Net Assets, end of period ($ x 1,000)	346		777		1,344		13,964		18,795
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

15


			Year Ended December 31,
Class C Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	30.67		28.29		27.14		27.57		25.14
Investment Operations:
Investment income (loss)--net	(.55)	a	(.64)	a	(.56)	a	(.50)	a	(1.53)
Net realized and unrealized gain (loss) on investments	(11.39)		3.02		1.71		.07		3.96
Total from Investment Operations	(11.94)		2.38		1.15		(.43)		2.43
Net asset value, end of period	18.73		30.67		28.29		27.14		27.57
Total Return (%)[b]	(38.93)		8.41		4.24		(1.56)		9.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.60		2.64		2.36		2.36		2.28
Ratio of net expenses to average net assets	2.60		2.63		2.36		2.35		2.27
Ratio of net investment (loss) to average net assets	(2.13)		(2.16)		(2.01)		(1.98)		(2.01)
Portfolio Turnover Rate	234		215		202		160		98
Net Assets, end of period ($ x 1,000)	1,235		2,302		2,981		4,391		6,668
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

16


			Year Ended December 31,
Class F Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	32.94		30.03		28.58		28.77		25.98
Investment Operations:
Investment income (loss)--net	(.28)	a	(.32)	a	(.34)	a	(.30)	a	(.69)
Net realized and unrealized gain (loss) on investments	(12.31)		3.23		1.79		.11		3.48
Total from Investment Operations	(12.59)		2.91		1.45		(.19)		2.79
Net asset value, end of period	20.35		32.94		30.03		28.58		28.77
Total Return (%)	(38.22)		9.69		5.08		(.66)		10.74
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.48		1.49		1.53		1.46		1.35
Ratio of net expenses to average net assets	1.47		1.48		1.52		1.45		1.34
Ratio of net investment (loss) to average net assets	(1.00)		(1.01)		(1.16)		(1.09)		(1.08)
Portfolio Turnover Rate	234		215		202		160		98
Net Assets, end of period ($ x 1,000)	103,639		195,510		238,015		351,087		550,622

a Based on average shares outstanding at each month end.

17


			Year Ended December 31,
Class I Shares	2008		2007	a	2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	33.64		30.67		29.11		29.22		26.32
Investment Operations:
Investment income (loss)--net	(.33)	b	(.32)	b	(.27)	b	(.24)	b	(.24)
Net realized and unrealized gain (loss) on investments	(12.56)		3.29		1.83		.13		3.14
Total from Investment Operations	(12.89)		2.97		1.56		(.11)		2.90
Net asset value, end of period	20.75		33.64		30.67		29.11		29.22
Total Return (%)	(38.32)		9.68		5.36		(.38)		11.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.62		1.49		1.26		1.18		1.11
Ratio of net expenses to average net assets	1.61		1.48		1.26		1.17		1.10
Ratio of net investment (loss) to average net assets	(1.14)		(.98)		(.91)		(.80)		(.83)
Portfolio Turnover Rate	234		215		202		160		98
Net Assets, end of period ($ x 1,000)	9,240		19,086		8,662		8,315		72,317
a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.

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

Your Investment


SHAREHOLDER GUIDE


Fund closed to new investors

The fund is closed to new investors. New accounts may be opened by:

  participants in group employer retirement plans (and their successor plans), provided that the plan sponsor is approved by Dreyfus and established the fund as an investment option in the plan by the close of business on February 2, 2009 (the “Closing Date”);
  wrap programs that established the fund as an investment option under the wrap program by the close of business on the Closing Date; and
  the fund’s primary portfolio managers and fund Board members who do not have existing accounts.

Shareholders of the fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing fund accounts.

Fund shareholders whose accounts have a zero balance on or after the Closing Date will be prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under wrap fee programs or group employer retirement plans that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the fund will be prohibited from accepting purchase orders from new investors after the Closing Date. After the Closing Date, investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted. The fund’s Board of Directors reserves the right to reopen the fund to new investors after the Closing Date, should circumstances change.

The classes of the fund offered by this prospectus (other than Class F) are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, B, C, F and I shares of the fund.

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Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing


19


shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Deciding which class of shares to buy: Class A, C, F and I shares

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

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When you invest in Class A shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees. Class A, B and C shares are subject to a shareholder services plan fee. Class F and Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements. As a result of the limited eligibility to purchase Class F and Class I shares, the various considerations provided below with respect to Classes A and C do not include comparisons with Class F or Class I shares.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

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

	Class A	Class C	Class F	Class I

Initial sales charge	up to 5.75%	none	none	none
Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	up to 0.25%	none

Ongoing shareholder service fee	0.25%	0.25%	none *	none

Contingent deferred sales charge	1% on sale of	1% on sale of	none	none
	shares bought	shares held for
	within one year	one year or
	without an initial	less
sales charge as
part of an
investment of $1
million or more
Conversion feature	no	no	no	no
Recommended purchase maximum	none	$1 million	none	none

* The fund’s Class F shares pay a per account fee pursuant to a Shareholder Services Agreement, as described below under “Your Investment – Class F Shareholder and Transfer Agency Services.”


Class A share considerations

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When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")


Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class F or Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. Please see the SAI for further details.

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Class A sales charges
	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more*	none	none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund's SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

22

  Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "Purchase of Shares" in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus, Founders or any of their affiliates
  board members of Founders and the Dreyfus Family of Funds
  full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund, including the fund, since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus- managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor employees participating in certain qualified or non-qualified employee benefit plans

23

  shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus- sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers.
  Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares redeemed within one year of purchase are subject to a 1% CDSC, and ongoing Rule 12b-1 fees. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.


Class F share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class F shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class F shares. Accordingly, if you are a grandfathered Class F investor, Class F shares generally will be more advantageous than Class A or Class C shares. If you also are eligible to purchase Class I shares of the fund, the Class I shares generally will be the most advantageous choice, since the Class F shares have an ongoing Rule 12b-1 fee.

Grandfathered Class F Investors

Class F shares of the fund can be purchased only by:

  Persons or entities who have continuously maintained an account in a series Fund of Dreyfus Funds, Inc. (a “Founders-managed Fund”) since December 30, 1999.
  Any person or entity listed in the account registration for any account in a Founders- managed Fund that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.
  Retirement plans (such as 401(k) plans) that have continuously maintained an account in a Founders-managed Fund since December 30, 1999. Any such plan may extend the privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.

24

  Customers of certain financial institutions which offer retirement or other eligible benefit plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Founders-managed Fund continuously since December 30, 1999.
  Founders employees, Board members of the Founders-managed Funds, and their immediate families.
  Persons or entities who receive Class F shares in the form of a gift or inheritance from the shareholders described above.

For more detailed information about eligibility, please call 1-800-645-6561. If you hold fund shares through a broker/dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution’s policies.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

25

  advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B share considerations


The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.


Class B shares sold within six years of purchase are subject to the following CDSCs:


Class B sales charges
CDSC as a % of
amount redeemed
For shares sold in the:	subject to the
charge
First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B and C shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

26

Valuing shares

The net asset value (NAV) of each fund is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, equity investments are valued on the basis of market quotations or official closing prices. The values of fixed income investments are generally based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its Investment Integrity Committee, which serves as a valuation committee, in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares


By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

27

The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568 Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information. Holders of Class F shares should call 1-800-645-6561.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

28

Minimum investments
	Initial	Additional
Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings Accounts	$500	no minimum*
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


* Minimum Dreyfus TeleTransfer Purchase is $100.


[On side panel: Key concept


Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.]


How to Sell Shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.


To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer and Automatic Asset Builder, please note that:

29

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail—Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:


The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502


By Mail—IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% Tax Equity and Fiscal Responsibility Act (TEFRA) amount should be withheld. Mail your request to:


The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561. A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer) to be sent to the account information on file with the fund. For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.


Limitations on selling shares by phone or online through www.dreyfus.com


Proceeds sent by	Minimum	Maximum
	phone/online	phone/online
Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus TeleTransfer	$500	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
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* Not available online on accounts whose address has been changed within the last 30 days.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. Holders of Class F shares should call 1-800-645-6561. You may sell shares in an IRA account by calling the applicable number above for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by increasing transaction costs, requiring the fund to maintain excessive cash, or requiring the liquidation of portfolio holdings at a disadvantageous time. As a result, the fund's board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive

31

  trading)
  redeem “in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

We monitor selected transactions to identify frequent trading. When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor's trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited because of the difficulty in identifying individual investor transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide us, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If we determine that any such investor has engaged in frequent trading of fund shares, we will seek the cooperation of the financial intermediary to enforce the fund’s frequent trading policy, including requiring the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

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Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policies. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

The fund reserves the right to modify its frequent trading policies without prior notice to shareholders.

[On side panel: Small account policy
If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]

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DISTRIBUTIONS AND TAXES

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The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any

33

distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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CLASS F SHAREHOLDER AND TRANSFER AGENCY SERVICES

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The fund has entered into a shareholder services agreement with the distributor pursuant to which the distributor provides certain shareholder-related services to the fund’s Class F shareholders. The fund pays the distributor a monthly fee for these services. Out of this fee, the distributor pays the Class F per account fees charged by the fund’s transfer agent.

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SERVICES FOR FUND INVESTORS

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Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611. Holders of Class F shares should call 1-800-645-6561.

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For investing
Dreyfus Automatic Asset Builder®	For making automatic investments from
a designated bank account.
Dreyfus Payroll Savings Plan	For making automatic investments
through payroll deduction.
Dreyfus Government Direct Deposit	For making automatic investments from
Privilege	your federal employment, Social
Security or other regular federal
government check.
Dreyfus Dividend Sweep	For automatically reinvesting the
dividends and distributions from the fund
into another Dreyfus Fund (not available

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for IRAs).

For exchanging shares
Dreyfus Auto-Exchange Privilege	For making regular exchanges from the
fund into another Dreyfus Fund.

For selling shares
Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from
most Dreyfus Funds.
There will be no CDSC on Class B or
Class C shares, as long as the amount of
any withdrawal does not exceed, on an
annual basis, 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the time
of the subsequent withdrawal.

Exchange privilege

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Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

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The fund also has established an exchange privilege with Dreyfus Liquid Assets, Inc. (DLA), a money market fund advised by Dreyfus. This privilege allows Class F shareholders of the fund to exchange their shares for Class 1 shares of DLA, and for such exchanging shareholders, as well as DLA shareholders who are former shareholders of Dreyfus Founders Money Market Fund (which was reorganized into DLA on September 22, 2006), to exchange their Class 1 DLA shares for the Class F shares of the fund, subject to the terms of this prospectus. Investors may obtain a free copy of DLA’s prospectus by calling 1-800-645-6561.

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Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative. Shares held in an IRA or in an Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

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Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

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For More Information

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Dreyfus Discovery Fund A series of Dreyfus Funds, Inc. SEC file number 811-01018
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More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report. The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered a part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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To obtain information:

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By telephone Call 1-800-554-4611 Holders of Class F shares should call 1-800-645-6561

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By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
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By E-mail Send your request to info@dreyfus.com

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from:

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SEC http://www.sec.gov

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Dreyfus http://www.dreyfus.com

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You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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© 2009 MBSC Securities Corporation

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[Logo]
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39

Dreyfus Equity Growth Fund

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Ticker Symbol:	Class A: FRMAX
Class B: FRMEX
Class C: FRMDX
Class F: FRMUX
Class I: FRMRX
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P R O S P E C T U S May 1, 2009

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[Logo]
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The Class F shares offered by this prospectus are open only to grandfathered investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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[Logo]
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[Logo]
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Contents

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The Fund

Investment Approach	3
Main Risks	4
Past Performance	5
Expenses	7
More About Investment Objective, Strategies and Risks	8
Management	11
Financial Highlights	12

Your Investment

Shareholder Guide	15
Distributions and Taxes	28
Class F Shareholder and Transfer Agency Services	29
Services for Fund Investors	29

For More Information

See back cover.
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Dreyfus Equity Growth Fund

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The Fund
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INVESTMENT APPROACH

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The fund seeks long-term growth of capital and income. To pursue this goal, the fund primarily invests in common stocks of large, well-established and mature companies. These companies generally have long records of profitability and dividend payments and a reputation for high-quality management, products, and services.

The fund normally invests at least 80% of its net assets in stocks that are included in a widely recognized index of stock market performance, such as the Dow Jones Industrial Average, the Standard & Poor’s 500 Index, or the Nasdaq Composite Index. This policy may not be changed unless at least 60 days’ prior written notice of the change is given to fund shareholders. While a significant portion of these stocks normally would be expected to pay regular dividends, the fund may invest in non-dividend-paying companies if they offer better prospects for capital appreciation. The fund may also invest up to 30% of its total assets in foreign securities.

The term “net assets” as used in the paragraph above includes fund borrowings made for investment purposes. The indexes listed in the paragraph above are examples of indexes considered to be widely recognized indexes of stock market performance. The stocks held by the fund may be included in other indexes also considered to be widely recognized indexes of stock market performance.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy.

For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

3

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MAIN RISKS

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The principal risks of investing in this fund are:

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates) and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
  Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that

4

  a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leveraging risk. The use of leverage, such as entering into reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.
  Other potential risks. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.
  The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.
  The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.

[On side panel: Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one at a time rather than focusing on broader market themes.

Large Companies: generally companies that have market capitalizations of more than $10 billion. This range may fluctuate depending on changes in the stock market as a whole.

Dividend: a payment of stock or cash from a company’s profits to its stockholders.]

[On side panel: What the fund is – and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

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PAST PERFORMANCE

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     The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class F shares from year to year. The performance figures in the bar chart do not reflect sales loads applicable to other classes, and would be lower if they did. The table compares the fund’s average annual total returns to those of a broad measure of market performance. The fund’s past performance (before

5

and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are reflected in the table.

     After-tax performance is shown only for Class F. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%) Class F shares

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99	00	01	02	03	04	05	06	07	08
15.03	-19.57	-17.55	-25.33	30.67	8.97	4.64	13.25	8.14	-41.13
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Best Quarter:	Q4 ’99 +17.77%
Worst Quarter:	Q4 ’08 -23.80%
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Average annual total returns as of 12/31/08

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Share Class (Inception Date)	1 Year	5 Years	10 Years for Class F;
			since inception
			for all other classes
Class F (7/5/38)	-41.13%	-3.84%	-4.79%
returns before taxes
Class F	-41.18%	-3.89%	-5.20%
returns after taxes
on distributions
Class F	-26.67%	-3.22%	-3.94%
returns after taxes
on distributions and
sale of fund shares
Class A (12/31/99)	-44.80%	-5.25%	-7.74%
Returns before taxes
Class B (12/31/99)	-44.16%	-5.30%	-7.49%
returns before taxes
Class C (12/31/99)	-42.31%	-4.74%	-7.85%
returns before taxes
Class I (12/31/99) [1]	-41.08%	-3.78%	-6.85%
returns before taxes
Russell 1000 Growth Index [2]	-38.44%	-3.42%	-4.27%[3]
reflects no deduction for
fees, expenses or taxes
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1 Previously, Founders agreed to limit the total annual fund operating expenses of the Class I shares to 0.97% of the Class I average daily net assets from August 10, 2007 to August 31, 2008, when this commitment terminated. The fund’s average annual total returns for Class I shares reflect this expense limitation.

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2 The Russell 1000 Growth Index is an unmanaged index that measures the performance of the common stocks of those companies among the largest 1,000 publicly traded U.S. companies with higher price-to-book ratios and higher forecasted growth values.

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3 The average annual total return shown is for the 10 year period. The average annual total return since December 31, 1999, the inception date of the fund’s Class A, B, C and I shares, was -7.72%.

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EXPENSES

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As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

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Fee table	Class A	Class B1	Class C	Class F	Class I
Shareholder transaction fees
(fees paid from your account)
Maximum front-end sales charge	5.75	none	none	none	none
on purchases % of offering price
Maximum contingent deferred	none[2]	4.00	1.00	none	none
sales charge (CDSC) % of
purchase or sale price, whichever
is less
Annual fund operating expenses
(expenses paid from fund assets) %
of average daily net assets
Management fees	0.63	0.63	0.63	0.63	0.63
Rule 12b-1 fee	none	0.75	0.75	0.06[3]	none
Shareholder services fee	0.25	0.25	0.25	none[4]	none
Other expenses	0.37	0.49	0.36	0.27[4]	0.26
Total annual fund operating	1.25	2.12	1.99	0.96	0.89
expenses
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1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

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2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

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3 The Class F Rule 12b-1 plan permits a maximum Rule 12b-1 fee of 0.25% of the fund’s average daily net assets.

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4“Other expenses” for the fund’s Class F shares include fees paid pursuant to a Shareholder Services Agreement. See “Your Investment – Class F Shareholder and Transfer Agency Services.”

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[In margin: Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

7

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B and Class C shares, and to reimburse the distributor for actual expenses for the sale and distribution of the fund’s Class F shares and services provided to Class F shareholders. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.]

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Expense example

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$949	$1,222	$1,999
Class B	$615	$964	$1,339	$2,026*
with redemption
without redemption	$215	$664	$1,139	$2,026*
Class C	$302	$624	$1,073	$2,317
with redemption
without redemption	$202	$624	$1,073	$2,317
Class F	$98	$306	$531	$1,178
Class I	$91	$284	$493	$1,096
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* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will be different, the example is for comparison only.

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MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct

8

investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC). The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

9

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

Recoveries in Securities Litigation Proceedings. The historical performance record of the fund has benefited from amounts received by the fund from the settlement of class action lawsuits against certain issuers of securities in which the fund had invested. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.

10


MANAGEMENT


Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

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Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has approximately $20.2 trillion in assets under custody and administration and $928 billion in assets under management. Additional information is available at www.bnymellon.com.

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In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2008 was 0.63% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2008.

To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio manager. Through participation in the team process, the portfolio manager uses the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

Elizabeth Slover has been the portfolio manager of the fund since January 2009. Ms. Slover is a senior vice president of The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, and is the director of The Boston Company’s core research team. Prior to joining The Boston Company in June 2005, Ms. Slover was employed by Dreyfus, an affiliate of Founders. She also has been employed by Founders since January 2009.
The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

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Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

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FINANCIAL HIGHLIGHTS

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The following tables describe the performance of each share class for the five years ended December 31, 2008. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the two years ended December 31, 2008, has been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Another independent registered public accounting firm audited the financial information for each of the other years indicated through December 31, 2006. Ernst & Young LLP’s report and the fund’s financial statements are included in the fund's 2008 annual report, which is available upon request.

12


			Year Ended December 31,
Class A Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	6.15		5.72		5.07		4.86		4.49
Investment Operations:
Investment income (loss)--net	.01	a	.01	a	.00	a,b	(.00)	a,b	.02
Net realized and unrealized gain (loss) on	(2.55)		.44		.66		.22		.36
investments
Total from Investment Operations	(2.54)		.45		.66		.22		.38
Distributions:
Dividends from investment income--net	(.01)		(.02)		(.01)		(.01)		(.01)
Net asset value, end of period	3.60		6.15		5.72		5.07		4.86
Total Return (%) c	(41.39)		7.81	13.02			4.46		8.54
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25		1.19		1.34		1.35		1.26
Ratio of net expenses to average net assets	1.23		1.19	d	1.34	d	1.33		1.25
Ratio of net investment income (loss) to average net	.12		.14		.00	e	(.09)		.38
assets
Portfolio Turnover Rate	112		68		110		126		115
Net Assets, end of period ($ x 1,000)	156,236	317,753		4,399		1,266			1,180
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Expense waivers and/or reimbursements amounted to less than .01%.
e	Amount represents less than .01%.

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

			Year Ended December 31,
Class B Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	5.88		5.51		4.91		4.74		4.40
Investment Operations:
Investment income (loss)--net	(.04)	a	(.04)	a	(.05)	a	(.04)	a	(.00)	b
Net realized and unrealized gain (loss) on	(2.42)		.41		.65		.21		.34
investments
Total from Investment Operations	(2.46)		.37		.60		.17		.34
Net asset value, end of period	3.42		5.88		5.51		4.91		4.74
Total Return (%) c	(41.84)		6.72	12.22		3.59			7.73
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.12		2.24		2.21		2.19		2.01
Ratio of net expenses to average net assets	2.10	2.24		d	2.21	d	2.18		2.00
Ratio of net investment (loss) to average net	(.78)		(.76)		(.93)		(.97)		(.34)
assets
Portfolio Turnover Rate	112		68		110		126		115
Net Assets, end of period ($ x 1,000)	512	1,855		1,046		1,453			2,110
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Expense waivers and/or reimbursements amounted to less than .01%.

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

			Year Ended December 31,
Class C Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	5.80		5.41		4.82		4.66		4.32
Investment Operations:
Investment income (loss)--net	(.03)	a	(.03)	a	(.03)	a	(.03)	a	.04
Net realized and unrealized gain (loss) on	(2.39)		.42		.62		.20		.30
investments
Total from Investment Operations	(2.42)		.39		.59		.17		.34
Distributions:
Dividends from investment income-net	-		-		-		(.01)		-
Net asset value, end of period	3.38		5.80		5.41		4.82		4.66
Total Return (%) b	(41.72)		7.21	12.24			3.68		7.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99		1.97		2.01		1.98		1.99
Ratio of net expenses to average net assets	1.97		1.97	c	2.01	c	1.96		1.99
Ratio of net investment (loss) to average net	(.64)		(.45)		(.69)		(.72)		(.24)
assets
Portfolio Turnover Rate	112		68		110		126		115
Net Assets, end of period ($ x 1,000)	2,853	8,628		3,759		2,012			571
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

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

				Year Ended December 31,
Class F Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	6.32		5.86		5.18		4.96		4.57
Investment Operations:
Investment income (loss)--net	.02	a	.03	a	.01	a	.00	a,b	.02
Net realized and unrealized gain (loss) on	(2.62)		.45		.68		.23		.39
investments
Total from Investment Operations	(2.60)		.48		.69		.23		.41
Distributions:
Dividends from investment income-net	(.02)		(.02)		(.01)		(.01)		(.02)
Net asset value, end of period	3.70		6.32		5.86		5.18		4.96
Total Return (%)	(41.13)		8.14		13.25		4.64		8.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96		1.04		1.10		1.13		1.06
Ratio of net expenses to average net assets	.94		1.04	c	1.10	c	1.12		1.06
Ratio of net investment income to average net	.41		.54		.20		.11		.56
assets
Portfolio Turnover Rate	112		68		110		126		115
Net Assets, end of period ($ x 1,000)	122,119	231,030		220,502		215,556		233,410
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.

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

Year Ended December 31,
Class I Shares	2008	2007	a	2006	2005	2004
Per Share Data ($):
Net asset value, beginning of period	6.28	5.82	5.13	4.91	4.53
Investment Operations:
Investment income (loss)--net	.03	b	.03	b	.01	b	.01	b	.03
Net realized and unrealized gain (loss) on	(2.62)	.45	.69	.22	.37
investments
Total from Investment Operations	(2.59)	.48	.70	.23	.40
Distributions:
Dividends from investment income-net	(.02)	(.02)	(.01)	(.01)	(.02)
Net asset value, end of period	3.67	6.28	5.82	5.13	4.91
Total Return (%)	(41.08)	8.09	13.55	4.78	8.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	1.09	1.04	1.10	1.00
Ratio of net expenses to average net assets	.81	.96	1.04	c	1.09	1.00
Ratio of net investment income to average	.54	.48	.21	.15	.54
net assets
Portfolio Turnover Rate	112	68	110	126	115
Net Assets, end of period ($ x 1,000)	1,365	3,434	97	270	247
a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Expense waivers and/or reimbursements amounted to less than .01%.

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

Your Investment


SHAREHOLDER GUIDE


The classes of the fund offered by this prospectus (other than Class F) are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, B, C, F and I shares of the fund

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Deciding which class of shares to buy: Class A, C, F and I shares

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees. Class A, B and C shares are subject to a shareholder services plan fee. Class F and Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements. As a result of the limited eligibility to purchase Class F and Class I shares, the various considerations provided below with respect to Classes A and C do not include comparisons with Class F or Class I shares.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

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

	Class A	Class C	Class F	Class I

Initial sales charge	up to 5.75%	none	none	none
Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	up to 0.25%	none
Ongoing shareholder service fee	0.25%	0.25%	none*	none
Contingent deferred sales charge	1% on sale of	1% on sale of	none	none
	shares bought	shares held for
	within one year	one year or
	without an initial	less
sales charge as
part of an
investment of
$1 million
or more
Conversion feature	no	no	no	no
Recommended purchase maximum	none	$1 million	none	none

* The fund’s Class F shares pay a per account fee pursuant to a Shareholder Services Agreement, as described below under “Your Investment – Class F Shareholder and Transfer Agency Services.”


Class A share considerations


When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")


Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class F or Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. Please see the SAI for further details.

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Class A sales charges
	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more*	none	none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund's SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your

20

investment all investments in certain other Dreyfus Funds , in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus, Founders or any of their affiliates
  board members of Founders and the Dreyfus Family of Funds
  full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund, including the fund, since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus- managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored

21

403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

In addition, on August 10, 2007, the Dreyfus Founders Growth Fund (the Growth Fund) completed a reorganization into the fund. In connection with this reorganization, former Class F shareholders of Growth Fund received Class A shares of the fund. No sales charge or CDSC will be imposed on a subsequent investment in or redemption of Class A shares of the fund by former Class F shareholders of the Growth Fund.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares redeemed within one year of purchase are subject to a 1% CDSC, and ongoing Rule 12b-1 fees.
Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class F share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class F shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class F shares. Accordingly, if you are a grandfathered Class F investor, Class F shares generally will be more advantageous than Class A or Class C shares. If you also are eligible to purchase Class I shares of the fund, the Class I shares generally will be the most advantageous choice, since the Class F shares have an ongoing Rule 12b-1 fee.

Grandfathered Class F Investors

Class F shares of the fund can be purchased only by:

  Persons or entities who have continuously maintained an account in a series Fund of Dreyfus Funds, Inc. (a “Founders-managed Fund”) since December 30, 1999.
  Any person or entity listed in the account registration for any account in a Founders- managed Fund that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.

22

  Retirement plans (such as 401(k) plans) that have continuously maintained an account in a Founders-managed Fund since December 30, 1999. Any such plan may extend the privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.
  Customers of certain financial institutions which offer retirement or other eligible benefit plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Founders-managed Fund continuously since December 30, 1999.
  Founders employees, Board members of the Founders-managed Funds, and their immediate families.
  Persons or entities who receive Class F shares in the form of a gift or inheritance from the shareholders described above.

For more detailed information about eligibility, please call 1-800-645-6561. If you hold fund shares through a broker/dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution’s policies.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

23

  advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B share considerations


The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.


Class B shares sold within six years of purchase are subject to the following CDSCs:


Class B sales charges
CDSC as a % of
amount redeemed
For shares sold in the:	subject to the
charge
First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B and C shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

24

  redemptions from qualified and nonqualified employee benefit plans

Valuing shares

The net asset value (NAV) of each fund is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, equity investments are valued on the basis of market quotations or official closing prices. The values of fixed income investments are generally based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its Investment Integrity Committee, which serves as a valuation committee, in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

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By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When

25

opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568 Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information. Holders of Class F shares should call 1-800-645-6561.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Minimum investments
	Initial	Additional
Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings Accounts	$500	no minimum*
Dreyfus automatic
investment plans	$100	$100

All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


* Minimum Dreyfus TeleTransfer Purchase is $100.

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

[On side panel: Key concept


Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.]

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How to Sell Shares

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You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.

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To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail—Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:


The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502

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By Mail—IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% Tax Equity and Fiscal Responsibility Act (TEFRA) amount should be withheld. Mail your request to:


The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

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Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561. A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer) to be sent to the account information on file with the fund. For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

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Limitations on selling shares by phone or online through www.dreyfus.com


Proceeds sent by	Minimum	Maximum phone/online
	phone/online
Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. Holders of Class F shares should call 1-800-645-6561. You may sell shares in an IRA account by calling the applicable number above for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

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General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by increasing transaction costs, requiring the fund to maintain excessive cash, or requiring the liquidation of portfolio holdings at a disadvantageous time. As a result, the fund's board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

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We monitor selected transactions to identify frequent trading. When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor's trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited because of the difficulty in identifying individual investor transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide us, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If we determine that any such investor has engaged in frequent trading of fund shares, we will seek the cooperation of the financial intermediary to enforce the fund’s frequent trading policy, including requiring the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policies. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

The fund reserves the right to modify its frequent trading policies without prior notice to shareholders.

[On side panel: Small account policy
If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]

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

DISTRIBUTIONS AND TAXES

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The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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CLASS F SHAREHOLDER AND TRANSFER AGENCY SERVICES


The fund has entered into a shareholder services agreement with the distributor pursuant to which the distributor provides certain shareholder-related services to the fund’s Class F shareholders. The fund pays the distributor a monthly fee for these services. Out of this fee, the distributor pays the Class F per account fees charged by the fund’s transfer agent.

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SERVICES FOR FUND INVESTORS


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Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611. Holders of Class F shares should call 1-800-645-6561.


For investing
Dreyfus Automatic Asset Builder®	For making automatic investments from
a designated bank account.
Dreyfus Payroll Savings Plan	For making automatic investments
through payroll deduction.
Dreyfus Government Direct Deposit	For making automatic investments from
Privilege	your federal employment, Social
Security or other regular federal
government check.
Dreyfus Dividend Sweep	For automatically reinvesting the
dividends and distributions from the fund
into another Dreyfus Fund (not available
for IRAs).

For exchanging shares
Dreyfus Auto-Exchange Privilege	For making regular exchanges from the
fund into another Dreyfus Fund.

For selling shares
Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from
most Dreyfus Funds.
There will be no CDSC on Class B or
Class C shares, as long as the amount of
any withdrawal does not exceed, on an
annual basis, 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the time
of the subsequent withdrawal.

Exchange privileges

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Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial


32


representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.


The fund also has established an exchange privilege with Dreyfus Liquid Assets, Inc. (DLA), a money market fund advised by Dreyfus. This privilege allows Class F shareholders of the fund to exchange their shares for Class 1 shares of DLA, and for such exchanging shareholders, as well as DLA shareholders who are former shareholders of Dreyfus Founders Money Market Fund (which was reorganized into DLA on September 22, 2006), to exchange their Class 1 DLA shares for the Class F shares of the fund, subject to the terms of this prospectus. Investors may obtain a free copy of DLA’s prospectus by calling 1-800-645-6561.

In addition, former Class F shareholders of the Growth Fund may exchange their Class A shares of the fund for Class F shares of other funds in the Dreyfus Family of Funds.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative. Shares held in an IRA or in an Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

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34

For More Information


Dreyfus Equity Growth Fund A series of Dreyfus Funds, Inc. SEC file number 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report. The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered a part of this prospectus).

Portfolio Holdings


Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.


A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.


To obtain information:


By telephone Call 1-800-554-4611 Holders of Class F shares should call 1-800-645-6561

By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from:


SEC http://www.sec.gov


Dreyfus http://www.dreyfus.com


35

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.


© 2009 MBSC Securities Corporation

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[Logo]

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Dreyfus Global Growth Fund


Ticker Symbol:	Class A: FWWAX
Class B: FWWBX
Class C: FWWCX
Class F: FWWGX
Class I: FWWRX

P R O S P E C T U S May 1, 2009

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[Logo]

The Class F shares offered by this prospectus are open only to grandfathered investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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[Logo]

[Logo]

1

Contents


The Fund

Investment Approach	3
Main Risks	3
Past Performance	5
Expenses	7
More About Investment Objective, Strategies and Risks	8
Management	11
Financial Highlights	13

Your Investment

Shareholder Guide	15
Distributions and Taxes	28
Clas F Shareholder and Transfer Agency Services	29
Services for Fund Investors	29

For More Information

See back cover.

2

Dreyfus Global Growth Fund

The Fund


INVESTMENT APPROACH


The fund, a global fund, seeks long-term growth of capital. To pursue this goal, the fund normally invests at least 65% of its total assets in equity securities of growth companies in a variety of markets throughout the world. The fund may purchase securities in any foreign country, as well as in the United States, emphasizing common stocks of both emerging and established growth companies that generally have strong performance records and market positions. The fund's portfolio will normally invest at least 65% of its total assets in three or more countries. The fund will not invest more than 50% of its total assets in the securities of any one foreign country.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry, sector or country weightings.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy.

For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”


MAIN RISKS


The principal risks of investing in this fund are:

  Foreign investment risk. The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

3

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.
  Country and sector allocation risk. While the portfolio managers use the country and sector weightings of the fund’s benchmark index as a guide in structuring the fund’s portfolio, they may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.
  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leveraging risk. The use of leverage, such as entering into reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.
  Other potential risks. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs

4

and taxable distributions and lower the fund’s after-tax performance.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.

[On side panel: Key concepts

Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.

Global fund: a type of mutual fund that may invest in securities traded anywhere in the world, including the United States.]

[On side panel: What this fund is – and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

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PAST PERFORMANCE

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     The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class F shares from year to year. The performance figures in the bar chart do not reflect sales loads applicable to other classes, and would be lower if they did. The table compares the fund’s average annual total returns to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are reflected in the table.

     After-tax performance is shown only for Class F. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Year-by-year total returns as of 12/31 each year (%) Class F shares
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

99	00	01	02	03	04	05	06	07	08
48.78	-22.14	-25.30	-28.92	36.97	12.71	10.89	18.93	11.62	-45.75

Best Quarter:	Q4 ’99	+38.48%
Worst Quarter:	Q4 ’08	-25.26%
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

Average annual total returns as of 12/31/08 [1]

Share Class (Inception Date)	1 Year	5 Years	10 Years for Class
			F; since
			inception for
			all other
			classes
Class F (12/29/89)	-45.75%	-2.08%	-2.73%
returns before taxes
Class F	-45.63%	-2.04%	-3.79%
returns after taxes on distributions
Class F	-29.62%	-1.72%	-2.36%
returns after taxes on distributions
and sale of fund shares
Class A (12/31/99)	-49.05%	-3.33%	-7.92%
returns before taxes
Class B (12/31/99)	-48.61%	-3.38%	-7.75%
returns before taxes
Class C (12/31/99)	-46.91%	-2.92%	-8.20%
returns before taxes
Class I (12/31/99)	-45.87%	-1.77%	-6.89%
returns before taxes
Morgan Stanley Capital	-40.71%	-0.51%	-0.64%[3]
International World Index [2]
Morgan Stanley Capital	-41.13%	-1.15%	-2.58%[3]
International World Growth
Index [2]
reflects no deduction for fees,
expenses or taxes
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1For the period of September 14, 2007 through September 13, 2008, Founders agreed to waive 12.5% of its management fee for the fund. This waiver terminated on September 14, 2008, and on that date the fund’s contractual advisory fee was again in effect. The average annual total returns shown above reflect this waiver.

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2 The Morgan Stanley Capital International (MSCI) World Index measures global developed market equity performance. The MSCI World Growth Index measures global developed market equity performance of growth securities.

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3 The average annual total returns shown are for the 10 year period. The average annual total return since December 31, 1999, the inception date of the fund’s Class A, B, C and I shares, was -3.14% for the MSCI World Index, and -5.87% for the MSCI World Growth Index.

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EXPENSES

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As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

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Fee Table	Class A	Class B1	Class C	Class F	Class I
Shareholder transaction fees
(fees paid from your account)
Maximum front-end sales	5.75	none	none	none	none
charge on purchases
% of offering price
Maximum contingent	none[2]	4.00	1.00	none	none
deferred sales charge (CDSC)
% of purchase or sale price,
whichever is less
Annual fund operating
expenses (expenses paid from
fund assets)
% of average daily net assets
Management fees	1.00	1.00	1.00	1.00	1.00
Rule 12b-1 fee	none	0.75	0.75	0.15[3]	none
Shareholder services fee	0.25	0.25	0.25	none [4]	none
Other expenses	0.88	1.10	0.93	0.75[4]	0.86
Total annual fund operating	2.13	3.10	2.93	1.90	1.86
expenses
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1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

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2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

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3 The Class F Rule 12b-1 plan permits a maximum Rule 12b-1 fee of 0.25% of the fund’s average daily net assets.

 4 “Other Expenses” for the fund’s Class F shares include fees paid pursuant to a Shareholder Services Agreement. See “Your Investment - Class F Shareholder and Transfer Agency Services.”

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[In margin: Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

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Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B and Class C shares, and to reimburse the distributor for actual expenses for the sale and distribution of the fund’s Class F shares and services provided to Class F shareholders. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.]

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Expense example

	1 Year	3 Years	5 Years	10 Years
Class A	$779	$1,204	$1,653	$2,895
Class B	$713	$1,257	$1,825	$2,979
with redemption
without redemption	$313	$957	$1,625	$2,979*
Class C	$396	$907	$1,543	$3,252
with redemption
without redemption	$296	$907	$1,543	$3,252
Class F	$193	$597	$1,026	$2,222
Class I	$189	$585	$1,006	$2,180
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* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

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This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

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MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct

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investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC). The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

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ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Emerging markets risk. The fund invests primarily in the stocks of companies located in developed countries. However, it may invest in the stocks of companies located in emerging markets. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less

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  stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Recoveries in Securities Litigation Proceedings. The historical performance record of the fund has benefited from amounts received by the fund from the settlement of class action lawsuits against certain issuers of securities in which the fund had invested. There is no guarantee that these settlement distributions will occur in the future or have a similar impact on performance.
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MANAGEMENT

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Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

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Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has approximately $20.2 trillion in assets under custody and administration and $928 billion in assets under management. Additional information is available at www.bnymellon.com.

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In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2008 was 0.90% of the fund’s average daily net assets, after giving effect to a fee waiver that terminated on September 14, 2008. Without this fee waiver, the fund’s management fee would have been 1.00%. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2008.

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To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the portfolio managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

The fund is co-managed by two portfolio managers, William S. Patzer, who manages the foreign portion of the fund, and Sean P. Fitzgibbon, who manages the domestic portion of the fund. Each is a chartered financial analyst. Mr. Patzer has been a co-portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Mr. Fitzgibbon has been a portfolio manager of the fund since January 2009. He is a senior vice president, portfolio manager and head of the global core equity team at The Boston Company, and has been employed by The Boston Company or its affiliates since 1991. He also has been employed by Founders since January 2009.

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

Distributor

The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship;

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support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

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FINANCIAL HIGHLIGHTS

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The following tables describe the performance of each share class for the five years ended December 31, 2008. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the two years ended December 31, 2008, has been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Another independent registered public accounting firm audited the financial information for each of the other years indicated through December 31, 2006. Ernst & Young LLP’s report and the fund’s financial statements are included in the fund's 2008 annual report, which is available upon request.

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			Year Ended December 31,
Class A Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	18.86	16.91		14.21		12.82			11.38
Investment Operations:
Investment income (loss)--net	.05	a	(.05)	a	(.06)	a	(.02)	a	(.21)
Net realized and unrealized gain (loss) on investments	(8.71)		2.00		2.76		1.41		1.65

Total from Investment Operations	(8.66)		1.95		2.70		1.39		1.44
Net asset value, end of period	10.20	18.86		16.91		14.21			12.82
Total Return (%)b	(45.94)	11.41		19.07		10.84			12.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.13		1.94		1.97		1.98		1.83
Ratio of net expenses to average net assets	1.62		1.86		1.93		1.92		1.81
Ratio of net investment income (loss) to average net	.35		(.28)		(.39)		(.19)		(.18)
assets
Portfolio Turnover Rate	161		117		114		120		130
Net Assets, end of period ($ x 1,000)	1,016	1,938		1,647			619		519
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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

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

			Year Ended December 31,
Class B Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	17.69	16.00			13.58	12.33			11.02
Investment Operations:
Investment income (loss)--net	(.08)	a	(.18)	a	(.16)	a	(.11)	a	(.09)
Net realized and unrealized gain (loss) on	(8.13)		1.87		2.58		1.36		1.40
investments
Total from Investment Operations	(8.21)		1.69		2.42		1.25		1.31
Net asset value, end of period	9.48	17.69			16.00	13.58			12.33
Total Return (%)b	(46.47)	10.49			17.89	10.14			11.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.10		2.75		2.84		2.72		2.54
Ratio of net expenses to average net assets	2.59		2.68		2.79		2.66		2.52
Ratio of net investment (loss) to average net	(.60)	(1.09)			(1.13)		(.93)		(.87)
assets
Portfolio Turnover Rate	161		117		114		120		130
Net Assets, end of period ($ x 1,000)	153		541		819	1,803			2,061
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
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.

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

				Year Ended December 31,
Class C Shares		2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period		17.38	15.71		13.31		12.08			10.81
Investment Operations:
Investment income (loss)--net		(.06)	a	(.19)	a	(.15)	a	(.07)	a	(.20)
Net realized and unrealized gain (loss) on		(8.00)		1.86		2.55		1.30		1.47
investments
Total from Investment Operations		(8.06)		1.67		2.40		1.23		1.27
Net asset value, end of period		9.32	17.38		15.71		13.31			12.08
Total Return (%)b		(46.38)	10.63		18.03		10.18			11.75
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets		2.93		2.75		2.76		2.72		2.62
Ratio of net expenses to average net assets		2.43		2.63		2.71		2.66		2.59
Ratio of net investment (loss) to average net		(.41)	(1.11)		(1.10)			(.93)		(.97)
assets
Portfolio Turnover Rate		161		117		114		120		130
Net Assets, end of period ($ x 1,000)		318		730		385		308		272

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
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				Year Ended December 31,
Class F Shares	2008		2007		2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	18.93		16.96		14.26		12.86		11.41
Investment Operations:
Investment income (loss)--net	.09	a	(.03)	a	(.05)	a	(.02)	a	(.21)
Net realized and unrealized gain (loss) on	(8.75)		2.00		2.75		1.42		1.66
investments
Total from Investment Operations	(8.66)		1.97		2.70		1.40		1.45

Net asset value, end of period	10.27		18.93		16.96		14.26		12.86
Total Return (%)	(45.75)		11.62		18.93		10.89		12.71
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.90		1.80		2.03		1.96		1.80
Ratio of net expenses to average net assets	1.40		1.72		1.98		1.91		1.77
Ratio of net investment income (loss) to average net	.60		(.14)		(.38)		(.17)		(.13)
assets
Portfolio Turnover Rate	161		117		114		120		130
Net Assets, end of period ($ x 1,000)	26,151	56,943		54,158			53,184		61,038
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a Based on average shares outstanding at each month end.

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

			Year Ended December 31,
Class I Shares	2008		2007	a	2006		2005		2004
Per Share Data ($):
Net asset value, beginning of period	19.60		17.54	14.69			13.13		11.60
Investment Operations:
Investment income (loss)--net	.10	b	(.01)	b	.01	b	.05	b	.03

Net realized and unrealized gain (loss) on	(9.08)		2.07		2.84		1.51		1.50
investments
Total from Investment Operations	(8.98)		2.06		2.85		1.56		1.53
Net asset value, end of period	10.62		19.60	17.54			14.69		13.13
Total Return (%)	(45.87)		11.75	19.40			11.88		13.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.86		1.69		1.62		1.47		1.39
Ratio of net expenses to average net assets	1.36		1.60		1.58		1.44		1.37
Ratio of net investment income (loss) to average net	.63		(.04)		.02		.35		.28
assets
Portfolio Turnover Rate	161		117		114		120		130
Net Assets, end of period ($ x 1,000)	823		1,389	2,337			1,701	24,665
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
a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.

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

Your Investment

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SHAREHOLDER GUIDE

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The classes of the fund offered by this prospectus (other than Class F) are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, B, C, F and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Deciding which class of shares to buy: Class A, C, F and I shares.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees. Class A, B and C shares are subject to a shareholder services plan fee. Class F and Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements. As a result of the limited eligibility to purchase Class F and Class I shares, the various considerations provided below with respect to Classes A and C do not include comparisons with Class F or Class I shares.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

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

Fee table
	Class A	Class C	Class F	Class I

Initial sales charge	up to 5.75%	none	none	none
Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	up to 0.25%	none
Ongoing shareholder service fee	0.25%	0.25%	none*	none
Contingent deferred sales charge	1% on sale of	1% on sale of	none	none
	shares bought	shares held for
	within one year	one year or
	without an initial	less
sales charge as
part of an
investment of
$1 million
or more
Conversion feature	no	no	no	no
Recommended purchase maximum	none	$1 million	none	none

* The fund’s Class F shares pay a per account fee pursuant to a Shareholder Services Agreement, as described below under “Your Investment – Class F Shareholder and Transfer Agency Services”.


Class A share considerations


When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")


Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class F or Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. Please see the SAI for further details.

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Class A sales charges
	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more*	None	none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

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Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund's SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus, Founders or any of their affiliates
  board members of Founders and the Dreyfus Family of Funds
  full-time employees, and their family members, of financial institutions that have

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entered into selling agreements with the fund’s distributor

  "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund, including the fund, since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor employees participating in certain qualified or non-qualified employee benefit plans shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares redeemed within one year of purchase are subject to a 1% CDSC, and ongoing Rule 12b-1 fees.

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Over time the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class F share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class F shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class F shares. Accordingly, if you are a grandfathered Class F investor, Class F shares generally will be more advantageous than Class A or Class C shares. If you also are eligible to purchase Class I shares of the fund, the Class I shares generally will be the most advantageous choice, since the Class F shares have an ongoing Rule 12b-1 fee.

Grandfathered Class F Investors

Class F shares of the fund can be purchased only by:

  Persons or entities who have continuously maintained an account in a series Fund of Dreyfus Funds, Inc. (a “Founders-managed Fund”) since December 30, 1999.
  Any person or entity listed in the account registration for any account in a Founders- managed Fund that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.
  Retirement plans (such as 401(k) plans) that have continuously maintained an account in a Founders-managed Fund since December 30, 1999. Any such plan may extend the privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.
  Customers of certain financial institutions which offer retirement or other eligible benefit plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Founders-managed Fund continuously since December 30, 1999.
  Founders employees, Board members of Founders-managed Funds, and their immediate families.
  Persons or entities who receive Class F shares in the form of a gift or inheritance from the shareholders described above.

24

For more detailed information about eligibility, please call 1-800-645-6561. If you hold fund shares through a broker/dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution’s policies.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B share considerations


The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.


Class B shares sold within six years of purchase are subject to the following CDSCs:

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Class B sales charges
CDSC as a % of
amount redeemed
For shares sold in the:	subject to the
charge

First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B and C shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

Valuing shares

The net asset value (NAV) of each fund is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, equity investments are valued on the basis of market quotations or official closing prices. The values of fixed income investments are generally based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its Investment Integrity Committee, which serves as a valuation committee, in

26

good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares


By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568 Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information. Holders of Class F shares should call 1-800-645-6561.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561.

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Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Minimum investments
	Initial	Additional
Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings Accounts	$500	no minimum*
Dreyfus automatic
investment plans	$100	$100

All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


* Minimum Dreyfus TeleTransfer Purchase is $100.


[On side panel: Key concept


Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.]


How to Sell Shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.


To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the

28

shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail—Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:


The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502


By Mail—IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% Tax Equity and Fiscal Responsibility Act (TEFRA) amount should be withheld. Mail your request to:


The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561. A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer) to be sent to the account information on file with the fund. For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.


Limitations on selling shares by phone or online through www.dreyfus.com

Proceeds sent by	Minimum	Maximum
	phone/online	phone/online
Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
accounts every 30 days/

29

$20,000 per day
Dreyfus TeleTransfer	$500	$500,000 for joint
accounts every 30 days/
$20,000 per day

  Not available online on accounts whose address has been changed within the last 30 days.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. Holders of Class F shares should call 1-800-645-6561. You may sell shares in an IRA account by calling the applicable number above for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by increasing transaction costs, requiring the fund to maintain excessive cash, or requiring the liquidation of portfolio holdings at a disadvantageous time. As a result, the fund's board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices ("frequent trading") that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege

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  during unusual market conditions
  change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

We monitor selected transactions to identify frequent trading. When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor's trading history in other accounts under common ownership or control, in other Dreyfus Funds, and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited because of the difficulty in identifying individual investor transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of

31

this prospectus and to provide us, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If we determine that any such investor has engaged in frequent trading of fund shares, we will seek the cooperation of the financial intermediary to enforce the fund’s frequent trading policy, including requiring the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policies. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as time zone arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

The fund reserves the right to modify its frequent trading policies without prior notice to shareholders.

[On side panel: Small account policy
If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]


DISTRIBUTIONS AND TAXES


The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal

32

tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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CLASS F SHAREHOLDER AND TRANSFER AGENCY SERVICES


The fund has entered into a shareholder services agreement with the distributor pursuant to which the distributor provides certain shareholder-related services to the fund’s Class F shareholders. The fund pays the distributor a monthly fee for these services. Out of this fee, the distributor pays the Class F per account fees charged by the fund’s transfer agent.


SERVICES FOR FUND INVESTORS


Automatic services


Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611. Holders of Class F shares should call 1-800-645-6561.



For investing
Dreyfus Automatic Asset Builder®	For making automatic investments from
a designated bank account.
Dreyfus Payroll Savings Plan	For making automatic investments

33

through payroll deduction.

Dreyfus Government Direct Deposit	For making automatic investments from
Privilege	your federal employment, Social
Security or other regular federal
government check.
Dreyfus Dividend Sweep	For automatically reinvesting the
dividends and distributions from the
fund into another Dreyfus Fund (not
available for IRAs).

For exchanging shares
Dreyfus Auto-Exchange Privilege	For making regular exchanges from the
fund into another Dreyfus Fund.

For selling shares
Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from
most Dreyfus Funds.
There will be no CDSC on Class B or
Class C shares, as long as the amount of
any withdrawal does not exceed, on an
annual basis, 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the time
of the subsequent withdrawal.

Exchange privilege

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Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

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The fund also has established an exchange privilege with Dreyfus Liquid Assets, Inc. (DLA), a money market fund advised by Dreyfus. This privilege allows Class F shareholders of the fund to exchange their shares for Class 1 shares of DLA, and for such exchanging shareholders, as well as DLA shareholders who are former shareholders of Dreyfus Founders Money Market Fund (which was reorganized into DLA on September 22, 2006), to exchange their Class 1 DLA shares for the Class F shares of the fund, subject to the terms of this prospectus. Investors may

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obtain a free copy of DLA’s prospectus by calling 1-800-645-6561.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative. Shares held in an IRA or in an Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

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For More Information

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Dreyfus GlobalGrowth Fund A series of Dreyfus Funds, Inc. SEC file number 811-01018
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More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio managers discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report. The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered a part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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To obtain information:

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By telephone Call 1-800-554-4611 Holders of Class F shares should call 1-800-645-6561

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By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
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By E-mail Send your request to info@dreyfus.com

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from:

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SEC http://www.sec.gov

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Dreyfus http://www.dreyfus.com

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You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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© 2009 MBSC Securities Corporation

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[Logo]

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Dreyfus Mid-Cap Growth Fund

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Ticker Symbol:	Class A: FRSDX
Class B: FRSFX
Class C: FRSCX
Class F: FRSPX
Class I: FRSRX

P R O S P E C T U S May 1, 2009

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[Logo]
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The Class F shares offered by this prospectus are open only to grandfathered investors.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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[Logo]
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[Logo]
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Contents

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The Fund

Investment Approach	3
Main Risks	3
Past Performance	5
Expenses	6
More About Investment Objective, Strategies and Risks	8
Management	11
Financial Highlights	13

Your Investment

Shareholder Guide	15
Distributions and Taxes	28
Class F Shareholder and Transfer Agency Services	28
Services for Fund Investors	29

For More Information

See back cover.
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Dreyfus Mid-Cap Growth Fund
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The Fund
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INVESTMENT APPROACH

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The fund seeks capital appreciation by emphasizing investments in equity securities of mid-cap companies with favorable growth prospects. To pursue this goal, the fund will normally invest at least 80% of its net assets in equity securities of companies within the market capitalization range of companies comprising the Russell Midcap Growth Index. This policy may not be changed unless at least 60 days’ prior written notice of the change is given to fund shareholders. The fund also may invest in larger or smaller companies if they represent better prospects for capital appreciation. The fund may invest up to 30% of its total assets in foreign securities, with no more than 25% of its total assets invested in the securities of any one foreign country.

The term “net assets” as used in the paragraph above includes fund borrowings made for investment purposes.

Founders Asset Management LLC (Founders) manages the fund using a “growth style” of investing, searching for companies whose fundamental strengths suggest the potential to provide superior earnings growth over time. Founders uses a consistent, bottom-up approach to build equity portfolios which emphasizes individual stock selection. We go beyond Wall Street analysis and perform intensive qualitative and quantitative in-house research to determine whether companies meet our investment criteria.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if its business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry or sector weightings.

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For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

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MAIN RISKS

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The principal risks of investing in this fund are:

  Small and mid-cap company risk. Small and mid-cap companies involve greater risks of loss and price fluctuations than larger and more established companies. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; may have limited product lines, markets or financial resources; and may lack management depth.  These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that the fund could have greater difficulty buying or selling a security of a small or mid-cap issuer at an acceptable price, especially in periods of market

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  volatility. Also, it may take a substantial period of time before the fund realizes a gain on an investment in a small or mid-cap company, if it realizes any gain at all.
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors relative to its benchmark index, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
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  IPO risk. The fund may purchase securities of companies in initial public offerings (IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.
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  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.
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  Leveraging risk. The use of leverage, such as entering into reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.
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  Other potential risks. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

  The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

  The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In   connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.

[On side panel: Key concepts

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Growth companies: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

“Bottom-up” approach: choosing fund investments by analyzing the fundamentals of individual companies one by one rather than focusing on broader market themes.]

[On side panel: What this fund is – and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

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PAST PERFORMANCE

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     The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class F shares from year to year. The performance figures in the bar chart do not reflect sales loads applicable to other classes, and would be lower if they did. The table compares the fund’s average annual total returns to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are reflected in the table.

     After-tax performance is shown only for Class F. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Year-by-year total returns as of 12/31 each year (%) Class F Shares
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99	00	01	02	03	04	05	06	07	08
42.27	-23.69	-20.41	-24.50	36.64	18.44	12.74	23.85	13.03	-49.30
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Best Quarter:	Q4 ’99 +33.99%
Worst Quarter:	Q4 ’08 -29.44%
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Average annual total returns as of 12/31/08

Share Class (Inception Date)	1 Year	5 Years	10 Years for Class
			F; since
			inception for
			all other
			classes
Class F (9/8/61)	-49.30%	-1.07%	-1.67%
returns before taxes
Class F	-49.30%	-1.19%	-3.41%
returns after taxes on
distributions
Class F	-32.05%	-0.81%	-2.00%
returns after taxes on
distributions and sale of fund
shares
Class A (12/31/99)	-52.40%	-2.41%	-6.54%
returns before taxes
Class B (12/31/99)	-51.76%	-2.44%	-6.33%
returns before taxes
Class C (12/31/99)	-50.42%	-2.03%	-6.70%
returns before taxes
Class I (12/31/99)	-49.30%	-1.08%	-5.71%
returns before taxes
Russell Midcap Growth Index [1]	-44.32%	-2.33%	0.19%[2]
reflects no deduction for fees,
expenses of taxes
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1 The Russell Midcap Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index measures the performance of the largest 1,000 publicly traded U.S. companies.

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2 The average annual total return shown is for the 10 year period. The average annual total return since December 31, 1999, the inception date of the fund’s Class A, B, C and I shares, was -4.69%.

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EXPENSES

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As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.

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Fee table	Class A	Class B1	Class C	Class F	Class I
Shareholder transaction fees (fees
paid from your account)
Maximum front-end sales charge on	5.75	none	none	none	none
purchases
% of offering price
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Maximum contingent deferred sales	none[2]	4.00	1.00	none	none
charge (CDSC)
% of purchase or sale price,
whichever is less
Annual fund operating expenses
(expenses paid from fund assets)
% of average daily net assets
Management fees	0.78	0.78	0.78	0.78	0.78
Rule 12b-1 fee	none	0.75	0.75	0.16[3]	none
Shareholder services fee	0.25	0.25	0.25	none[4]	none
Other expenses	0.42	0.43	0.42	0.30[4]	0.42
Total annual fund operating	1.45	2.21	2.20	1.23	1.20
expenses
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1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

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2 Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

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3 The Class F Rule 12b-1 plan permits a maximum Rule 12b-1 fee of 0.25% of the fund’s average daily net assets.

 4 “Other Expenses” for the fund’s Class F shares include fees paid pursuant to a Shareholder Services Agreement. See “Your Investment - Class F Shareholder and Transfer Agency Services.”

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[In margin: Key concepts

Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B and Class C shares, and to reimburse the distributor for actual expenses for the sale and distribution of the fund’s Class F shares and services provided to Class F shareholders. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.]

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Expense Example

	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,007	$1,322	$2,210
Class B	$624	$991	$1,385	$2,176*
with redemption
without redemption	$224	$691	$1,185	$2,176*
Class C	$323	$688	$1,180	$2,534
with redemption
without redemption	$223	$688	$1,180	$2,534
Class F	$125	$390	$676	$1,489
Class I	$122	$381	$660	$1,455
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* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

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MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

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This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a

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portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

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There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instruments’ terms.

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Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the Securities and Exchange Commission (SEC). The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the fund can lose money

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investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk

Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Because different types of stocks tend to shift in

10

  and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
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MANAGEMENT

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Investment adviser

Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

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Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has approximately $20.2 trillion in assets under custody and administration and $928 billion in assets under management. Additional information is available at www.bnymellon.com.

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In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2008 was 0.78% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approval of the fund’s investment advisory agreement with Founders is available in the fund’s annual report for the year ended December 31, 2008.

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To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by a group of core research analysts as well as portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the portfolio managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

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Fred A. Kuehndorf has been the portfolio manager of the fund since January 2009. He is a senior vice president and a portfolio manager at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been employed since September 2005. Prior to joining The Boston Company, Mr. Kuehndorf was a senior vice president and senior portfolio manager with Lighthouse Dreyfus Growth Advisors, an affiliate of Founders, since November 2002. He also has been employed by Founders since January 2009.

The fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of fund shares.

Distributor

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The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

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Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

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FINANCIAL HIGHLIGHTS

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The following tables describe the performance of each share class for the five years ended December 31, 2008. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the two years ended December 31, 2008, has been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Another independent registered public accounting firm audited the financial information for each of the other years indicated through December 31, 2006. Ernst & Young LLP’s report and the fund’s financial statements are included in the fund's 2008 annual report, which is available upon request.

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				Year Ended December 31,
Class A Shares	2008		2007		2006		2005	2004
Per Share Data ($):
Net asset value, beginning of period	6.28		5.80		4.68		4.15	3.52
Investment Operations:
Investment income (loss)--net	(.05)	a	(.02)	a	(.04)	a	(.05)	(.03)
Net realized and unrealized gain (loss) on investments	(3.06)		.76		1.16		.58	.66
Total from Investment Operations	(3.11)		.74		1.12		.53	.63
Distributions:
Dividends from net realized gain on investments	-		(.26)		-		-	-
Net asset value, end of period	3.17		6.28		5.80		4.68	4.15
Total Return (%)[b]	(49.52)		12.77		23.93		12.77	17.90
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.45		1.43		1.40		1.58	1.54
Ratio of net expenses to average net assets	1.44		1.43	c	1.39		1.55	1.53
Ratio of net investment (loss) to average net assets	(.89)		(.32)		(.68)		(.92)	(1.07)
Portfolio Turnover Rate	119		165		104		211	147
Net Assets, end of period ($ x 1,000)	29,525		97,331		21,146		1,656	1,546
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

14


				Year Ended December 31,
Class B Shares	2008		2007		2006		2005	2004
Per Share Data ($):
Net asset value, beginning of period	5.89		5.50		4.48		4.01	3.43
Investment Operations:
Investment income (loss)--net	(.08)	a	(.06)	a	(.08)	a	(.09)	(.07)
Net realized and unrealized gain (loss) on investments	(2.85)		.71		1.10		.56	.65
Total from Investment Operations	(2.93)		.65		1.02		.47	.58
Distributions:
Dividends from net realized gain on investments	-		(.26)		-		-	-
Net asset value, end of period	2.96		5.89		5.50		4.48	4.01
Total Return (%)[b]	(49.75)		11.84		22.77		11.72	16.91
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.21		2.26		2.29		2.43	2.37
Ratio of net expenses to average net assets	2.20		2.26	c	2.29		2.41	2.37
Ratio of net investment (loss) to average net assets	(1.66)		(1.02)		(1.60)		(1.78)	(1.90)
Portfolio Turnover Rate	119		165		104		211	147
Net Assets, end of period ($ x 1,000)	729		2,200		1,929		1,886	1,823
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

15


				Year Ended December 31,
Class C Shares	2008		2007		2006		2005	2004
Per Share Data ($):
Net asset value, beginning of period	5.83		5.44		4.42		3.96	3.38
Investment Operations:
Investment income (loss)--net	(.08)	a	(.06)	a	(.06)	a	(.02)	(.06)	a
Net realized and unrealized gain (loss) on investments	(2.83)		.71		1.08		.48	.64
Total from Investment Operations	(2.91)		.65		1.02		.46	.58
Distributions:
Dividends from net realized gain on investments	-		(.26)		-		-	-
Net asset value, end of period	2.92		5.83		5.44		4.42	3.96
Total Return (%)[b]	(49.91)		11.96		23.08		11.62	17.16
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.20		2.13		2.19		2.35	2.32
Ratio of net expenses to average net assets	2.19		2.13	c	2.18		2.32	2.31
Ratio of net investment (loss) to average net assets	(1.65)		(1.04)		(1.27)		(1.69)	(1.83)
Portfolio Turnover Rate	119		165		104		211	147
Net Assets, end of period ($ x 1,000)	14,033		43,825		9,641		550	428
a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Expense waivers and/or reimbursements amounted to less than .01%.

16


				Year Ended December 31,
Class F Shares	2008		2007		2006		2005	2004
Per Share Data ($):
Net asset value, beginning of period	6.43		5.92		4.78		4.24	3.58
Investment Operations:
Investment income (loss)--net	(.04)	a	(.00)	a,b	(.03)	a	(.12)	(.03)	a
Net realized and unrealized gain (loss) on investments	(3.13)		.77		1.17		.66	.69
Total from Investment Operations	(3.17)		.77		1.14		.54	.66
Distributions:
Dividends from net realized gain on investments	-		(.26)		-		-	-
Net asset value, end of period	3.26		6.43		5.92		4.78	4.24
Total Return (%)	(49.30)		13.03		23.85		12.74	18.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.23		1.30		1.33		1.41	1.33
Ratio of net expenses to average net assets	1.22		1.30	c	1.33		1.39	1.33
Ratio of net investment (loss) to average net assets	(.68)		(.03)		(.62)		(.77)	(.87)
Portfolio Turnover Rate	119		165		104		211	147
Net Assets, end of period ($ x 1,000)	75,224		182,336		147,410		110,170	119,273
a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.

17


				Year Ended
				December 31,
Class I Shares	2008		2007	a	2006		2005	2004
Per Share Data ($):
Net asset value, beginning of period	6.39		5.88		4.73		4.19	3.56
Investment Operations:
Investment income (loss)--net	(.03)	b	.00	b,c	(.02)	b,c	(.02)	(.04)
Net realized and unrealized gain (loss) on investments	(3.12)		.77		1.17		.56	.67
Total from Investment Operations	(3.15)		.77		1.15		.54	.63
Distributions:
Dividends from net realized gain on investments	-		(.26)		-		-	-
Net asset value, end of period	3.24		6.39		5.88		4.73	4.19
Total Return (%)	(49.30)		13.11		24.31		12.89	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.20		1.12		1.14		1.38	1.48
Ratio of net expenses to average net assets	1.19		1.11		1.12		1.34	1.48
Ratio of net investment income (loss) to average net assets	(.65)		.06		(.28)		(.70)	(1.03)
Portfolio Turnover Rate	119		165		104		211	147
Net Assets, end of period ($ x 1,000)	3,849		10,266		4,279		297	71
A	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
B	Based on average shares outstanding at each month end.
C	Amount represents less than $.01 per share.

18


Your Investment


SHAREHOLDER GUIDE


The classes of the fund offered by this prospectus (other than Class F) are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, B, C, F and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Deciding which class of shares to buy: Class A, C, F, and I shares

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees. Class A, B and C shares are subject to a shareholder services plan fee. Class F and Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements. As a result of the limited eligibility to purchase Class F and Class I shares, the various considerations provided below with respect to Classes A and C do not include comparisons with Class F or Class I shares.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

19


	Class A	Class C	Class F	Class I

Initial sales charge	up to 5.75%	none	none	none
Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	up to 0.25%	none
Ongoing shareholder service fee	0.25%	0.25%	none*	none
Contingent deferred sales charge	1% on sale of	1% on sale of	none	none
	shares bought	shares held for
	within one year	one year or
	without an initial	less
sales charge as
part of an
investment of
$1 million
or more
Conversion feature	no	no	no	no
Recommended purchase maximum	none	$1 million	none	none

* The fund’s Class F shares pay a per account fee pursuant to a Shareholder Services Agreement, as described below under “Your Investment – Class F Shareholder and Transfer Agency Services.”


Class A share considerations


When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")


Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class F or Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. Please see the SAI for further details.

20

Class A sales charges
	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more*	none	none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund's SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

21

  Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent.  Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their family members, of Dreyfus, Founders or any of their affiliates
  board members of Founders and the Dreyfus Family of Funds
  full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund, including the fund, since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor employees participating in certain qualified or non-qualified employee benefit plans

22

  shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus- sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers.
  Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares redeemed within one year of purchase are subject to a 1% CDSC, and ongoing Rule 12b-1 fees. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class F share considerations


Since you pay no initial sales charge, an investment of less than $1 million in Class F shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class F shares. Accordingly, if you are a grandfathered Class F investor, Class F shares generally will be more advantageous than Class A or Class C shares. If you also are eligible to purchase Class I shares of the fund, the Class I shares generally will be the most advantageous choice, since the Class F shares have an ongoing Rule 12b-1 fee.


Grandfathered Class F Investors

Class F shares of the fund can be purchased only by:

  Persons or entities who have continuously maintained an account in a series Fund of Dreyfus Funds, Inc. (a “Founders-managed Fund”) since December 30, 1999.
  Any person or entity listed in the account registration for any account in a Founders- managed Fund that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.
  Retirement plans (such as 401(k) plans) that have continuously maintained an account in a Founders-managed Fund since December 30, 1999. Any such plan may extend the

23

  privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.
  Customers of certain financial institutions which offer retirement or other eligible benefit plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Founders-managed Fund continuously since December 30, 1999.
  Founders employees, Board members of the Founders-managed Funds, and their immediate families.
  Persons or entities who receive Class F shares in the form of a gift or inheritance from the shareholders described above.

For more detailed information about eligibility, please call 1-800-645-6561. If you hold fund shares through a broker/dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution’s policies.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

24

  advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B share considerations


The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.


Class B shares sold within six years of purchase are subject to the following CDSCs:


Class B sales charges
CDSC as a % of
amount redeemed
For shares sold in the:	subject to the
charge
First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B and C shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

25

Valuing shares


The net asset value (NAV) of each fund is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, equity investments are valued on the basis of market quotations or official closing prices. The values of fixed income investments are generally based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its Investment Integrity Committee, which serves as a valuation committee, in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.


Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares


By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

26

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568 Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information. Holders of Class F shares should call 1-800-645-6561.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Minimum investments
	Initial	Additional
Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings Accounts	$500	no minimum*
Dreyfus automatic
investment plans	$100	$100

All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


* Minimum Dreyfus TeleTransfer Purchase is $100.


[On side panel: Key concept


Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A shares are

27

subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.]


How to Sell Shares


You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.


To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail—Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:


The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502


By Mail—IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% Tax Equity and Fiscal Responsibility Act (TEFRA) amount should be withheld. Mail your request to:


The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561. A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer) to be sent to the account information

28

on file with the fund. For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.


Limitations on selling shares by phone or online through www.dreyfus.com


Proceeds sent by	Minimum	Maximum
	phone/online	phone/online
Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day
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*Not available online on accounts whose address has been changed within the last 30 days.

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Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. Holders of Class F shares should call 1-800-645-6561. You may sell shares in an IRA account by calling the applicable number above for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be

29

responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by increasing transaction costs, requiring the fund to maintain excessive cash, or requiring the liquidation of portfolio holdings at a disadvantageous time. As a result, the fund's board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices ("frequent trading") that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

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We monitor selected transactions to identify frequent trading. When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds, and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are

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30


inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

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Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited because of the difficulty in identifying individual investor transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide us, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If we determine that any such investor has engaged in frequent trading of fund shares, we will seek the cooperation of the financial intermediary to enforce the fund’s frequent trading policy, including requiring the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policies. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

The fund reserves the right to modify its frequent trading policies without prior notice to shareholders.

[On side panel: Small account policy

31

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.

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DISTRIBUTIONS AND TAXES

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The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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CLASS F SHAREHOLDER AND TRANSFER AGENCY SERVICES

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The fund has entered into a shareholder services agreement with the distributor pursuant to which the distributor provides certain shareholder-related services to the fund’s Class F shareholders. The fund pays the distributor a monthly fee for these services. Out of this fee, the distributor pays the Class F per account fees charged by the fund’s transfer agent.

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

SERVICES FOR FUND INVESTORS


Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611. Holders of Class F shares should call 1-800-645-6561.

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For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from
a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments
through payroll deduction.

Dreyfus Government Direct Deposit	For making automatic investments from
Privilege	your federal employment, Social
Security or other regular federal
government check.
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Dreyfus Dividend Sweep	For automatically reinvesting the
dividends and distributions from the fund
into another Dreyfus Fund (not available
for IRAs).
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For exchanging shares
Dreyfus Auto-Exchange Privilege	For making regular exchanges from the
fund into another Dreyfus Fund.

For selling shares
Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from
most Dreyfus Funds.
There will be no CDSC on Class B or
Class C shares, as long as the amount of
any withdrawal does not exceed, on an
annual basis, 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the time
of the subsequent withdrawal.

33

Exchange privilege

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Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

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The fund also has established an exchange privilege with Dreyfus Liquid Assets, Inc. (DLA), a money market fund advised by Dreyfus. This privilege allows Class F shareholders of the fund to exchange their shares for Class 1 shares of DLA, and for such exchanging shareholders, as well as DLA shareholders who are former shareholders of Dreyfus Founders Money Market Fund (which was reorganized into DLA on September 22, 2006), to exchange their Class 1 DLA shares for the Class F shares of the fund, subject to the terms of this prospectus. Investors may obtain a free copy of DLA’s prospectus by calling 1-800-645-6561.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative. Shares held in an IRA or in an Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

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35

36

For More Information


Dreyfus Mid-Cap Growth Fund A series of Dreyfus Funds, Inc. SEC file number 811-01018

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio manager discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report. The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

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Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered a part of this prospectus).

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Portfolio Holdings

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Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

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A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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To obtain information:


By telephone Call 1-800-554-4611 Holders of Class F shares should call 1-800-645-6561

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By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from:

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SEC http://www.sec.gov

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Dreyfus http://www.dreyfus.com

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37

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

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© 2009 MBSC Securities Corporation
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[Logo]
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38

Dreyfus Passport Fund


Ticker Symbol:	Class A: FPSAX
Class B: FPSBX
Class C: FPSCX
Class F: FPSSX
Class I: FPSRX

P R O S P E C T U S May 1, 2009

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[Logo]

Passport Fund has discontinued public sales of its shares to new investors, but shareholders who have open Passport Fund accounts may make additional investments and reinvest dividends and capital gains distributions in their accounts. Participants in certain retirement plans which have established Passport Fund as an investment option may open new Passport Fund accounts through their plans. Once a Passport Fund account has been closed, additional investments in Passport Fund may not be possible.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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[Logo]
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[Logo]
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1

Passport Fund is closed to new investors (see section entitled “Shareholder Guide – Fund closed to new investors” for more information).

Contents


The Fund

Investment Approach	3
Main Risks	3
Past Performance	5
Expenses	7
More About Investment Objective, Strategies and Risks	8
Management	12
Financial Highlights	14

Your Investment

Shareholder Guide	20
Distributions and Taxes	36
Class F Shareholder and Transfer Agency Services	37
Services for Fund Investors	37

For More Information

See back cover.

2

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Dreyfus Passport Fund
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The Fund
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INVESTMENT APPROACH

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The fund, an international small-cap fund, seeks capital appreciation. To pursue this goal, the fund normally invests at least 65% of its total assets in the equity securities of foreign small-cap companies from a minimum of three countries. These companies may be based in both developed and emerging economies. The fund may invest in larger foreign companies or in U.S.-based companies if they represent better prospects for capital appreciation.

Founders Asset Management LLC (Founders) manages the fund using a “core style” of investing, searching for stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. The portfolio managers use proprietary quantitative models and traditional qualitative analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts. This stock selection process is designed to produce a diversified portfolio that, relative to the fund’s benchmark index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend. The portfolio managers use a consistent, bottom-up approach which emphasizes individual stock selection.

Founders continually monitors the securities in the fund’s portfolio, and will consider selling a security if business momentum deteriorates or valuation becomes excessive. Founders also may sell a security if an event occurs that contradicts Founders’ rationale for owning it, such as a deterioration in the company’s financial fundamentals. In addition, Founders may sell a security if better investment opportunities emerge elsewhere. Founders also may liquidate a security if Founders changes the fund’s industry, sector or country weightings.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk or as part of a hedging strategy.

For more information on the securities held by the fund, see “For More Information – Portfolio Holdings.”

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MAIN RISKS


The principal risks of investing in this fund are:

  Foreign investment risk. The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

3

  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government control.
  Small company risk. Small companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products and services or events whose delay or cancellation could cause the stock price to drop.
  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Country and sector allocation risk. While the portfolio managers use the country and sector weightings of the fund’s benchmark index as a guide in structuring the fund’s portfolio, they may overweight or underweight certain countries or sectors relative to the index. This may cause the fund’s performance to be more or less sensitive to developments affecting those countries or sectors.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates), and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.
  Leveraging risk. The use of leverage, such as entering into reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

4

  Other potential risks. Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

  The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

  The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or in exercising rights to the collateral.
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[On side panel: Key concept

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Foreign small-cap companies are those which, at the time of purchase, have total market capitalizations that fall in the range of the capitalizations of the companies that comprise the S&P Developed ex U.S. Small Cap Index.sm This index represents, on a country-by-country basis, the bottom 15% of the cumulative available capital of the S&P Developed Broad Market Index.sm, which is a comprehensive float-weighted index of companies in certain foreign countries with market capitalizations of at least $100 million.]

[On side panel: What this fund is – and isn’t
This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.]

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PAST PERFORMANCE

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     The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class F shares from year to year. The performance figures in the bar chart do not reflect sales loads applicable to other classes, and would be lower if they did. The table compares the fund’s average annual total returns to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. All returns assume reinvestment of dividends and distributions. Sales charges, if any, are reflected in the table.

     After-tax performance is shown only for Class F. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the highest historical individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown,

5

and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Year-by-year total returns as of 12/31 each year (%) Class F shares
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

99	00	01	02	03	04	05	06	07	08
87.44	-29.65	-31.76	-15.93	75.15	17.70	19.99	30.33	-0.94	-50.71

Best Quarter:	Q4 ’99 +60.37%
Worst Quarter:	Q4 ’08 -25.73%

Average annual total returns as of 12/31/08 1


Share Class (Inception Date)	1 Year	5 Years	10 Years for Class
			F; since
			inception for
			all other
			classes
Class F (11/16/93)	-50.71%	-2.11%	1.76%
returns before taxes
Class F	-50.62%	-2.06%	0.80%
returns after taxes on distributions
Class F
returns after taxes on distributions
and sale of fund shares	-32.77%	-1.67%	1.18%
Class A (12/31/99)	-53.66%	-3.35%	-5.59%
returns before taxes
Class B (12/31/99)	-53.27%	-3.54%	-5.47%
returns before taxes
Class C (12/31/99)	-51.74%	-2.96%	-5.72%
returns before taxes
Class I (12/31/99)	-50.75%	-2.01%	-5.18%
returns before taxes
S&P Developed ex U.S.	-47.67%	2.70%	4.28%[3]
Small Cap Index [2] reflects no
deduction for fees, expenses or
taxes
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1 For the period of September 14, 2007 through September 13, 2008, Founders agreed to waive 25% of its management fee for the fund. This waiver terminated on September 14, 2008, and on that date the fund’s contractual advisory fee was again in effect. The average annual total returns shown above reflect this waiver.

2 The S&P Developed ex U.S. Small Cap Index (formerly the S&P/Citigroup EMI World ex U.S. Indexsm) measures the performance of small companies outside of the United States (approximately the bottom 15% by market capitalization) in certain developed equity markets.

3 The average annual total return shown is for the 10 year period. The average annual total return since December 31, 1999, the inception date of the fund’s Class A, B, C and I shares, was 2.34%.

6

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EXPENSES

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As a fund shareholder, you pay certain fees and expenses in connection with the fund, which are described in the tables below.


Fee table	Class A	Class B1	Class C	Class F	Class I
Shareholder transaction
fees
(fees paid from your account)
Maximum front-end sales	5.75	none	none	none	none
charge on purchases % of
offering price
Maximum contingent	none[2]	4.00	1.00	none	none
deferred sales charge
(CDSC) % of purchase or
sale price, whichever is less
Maximum redemption fee[3]
% of transaction amount	1.00	1.00	1.00	1.00	1.00
Annual fund operating
expenses (expenses paid from
fund assets)
% of average daily net assets
Management fees	1.00	1.00	1.00	1.00	1.00
Rule 12b-1 fee	none	0.75	0.75	0.18[4]	none
Shareholder services fee	0.25	0.25	0.25	none[5]	none

Other expenses	0.89	1.20	0.95	0.75[5]	0.97
Total annual fund operating	2.14	3.20	2.95	1.93	1.97
expenses
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

1 Class B shares of the fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds.

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2Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

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3 Charged only when redeeming or exchanging shares you have held for less than 60 days.

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4 The Class F Rule 12b-1 plan permits a maximum Rule 12b-1 fee of 0.25% of the fund’s average daily net assets.

 5“Other expenses” for the fund’s Class F shares include fees paid pursuant to a Shareholder Services Agreement. See “Your Investment – Class F Shareholder and Transfer Agency Services.”


[In margin: Key concepts
Contingent deferred sales charge (CDSC): a back-end sales charge payable if shares are redeemed within a certain time period.

Management fee: the fee paid to Founders for managing the fund’s portfolio and assisting in other aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor to finance the sale and distribution of Class B and Class C shares, and to reimburse the distributor for actual expenses for the sale and distribution of the fund’s Class

7

F shares and services provided to Class F shareholders. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: expenses paid by the fund for custodian, transfer agency and accounting agent services, and other customary fund services. The fund also makes payments to certain financial institution intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.]

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Expense example

	1 Year	3 Years	5 Years	10 Years
Class A	$780	$1,206	$1,658	$2,905
Class B	$723	$1,286	$1,874	$3,035*
with redemption
without redemption	$323	$986	$1,674	$3,035
Class C	$398	$913	$1,552	$3,271
with redemption
without redemption	$298	$913	$1,552	$3,271
Class F	$196	$606	$1,042	$2,254
Class I	$200	$618	$1,062	$2,296
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* Assumes conversion of Class B to Class A at end of the sixth year following the date of purchase.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.

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MORE ABOUT INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


This section discusses other investment strategies that may be used by the fund and provides more detailed information about the risks associated with those strategies. Although we might not use all of the different techniques and investments described below, some of these techniques are designed to help reduce investment or market risks. The Statement of Additional Information (SAI) contains more detailed information about the fund’s investment policies and risks.

Other portfolio investments and strategies

ADRs. The fund may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs) as a way to invest in foreign securities. ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are subject to many of the same risks as direct investments in foreign securities. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, reduced availability of public information,

8

and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Derivative instruments. Unlike stocks or bonds that represent actual ownership of the equity or debt of an issuer, derivatives are instruments that derive their value from an underlying security, index, or other financial instrument. Derivatives may be used for the following purposes: to hedge risks inherent in a fund’s portfolio, to enhance the potential return of a portfolio, to diversify a portfolio, to equitize cash, to reduce transaction costs associated with managing a portfolio, and/or to implement a fund’s investment strategy through investments that may be more tax-efficient than a direct equity investment. Derivatives the fund may use include futures contracts (including those related to indexes) and forward contracts, and purchasing and/or writing (selling) put and call options on securities, securities indexes, futures contracts, and foreign currencies, and purchasing equity-linked notes. The fund has limits on the use of derivatives and is not required to use them in seeking its investment objectives.

Certain strategies may hedge all or a portion of the fund’s portfolio against price fluctuations. Other strategies, such as buying futures and call options, would tend to protect the fund against increases in the prices of securities or other instruments the fund intends to buy. Forward contracts, futures contracts and options may be used to try to manage foreign currency risks on the fund’s foreign investments. Options trading may involve the payment of premiums and has special tax effects on the fund.

There are special risks in using particular derivative strategies. Using derivatives can cause the fund to lose money on its investments and/or increase the volatility of its share prices. In addition, the successful use of derivatives draws upon skills and experience that are different from those needed to select the other securities in which the fund invests. Should interest rates, foreign currency exchange rates, or the prices of securities or financial indexes move in an unexpected manner, the fund may not achieve the desired benefit of these instruments, or may realize losses and be in a worse position than if the instruments had not been used. The fund could also experience losses if the prices of its derivative positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instrument to make required payments or otherwise comply with the derivative instrument’s terms.

Securities that are not readily marketable. The fund may invest up to 15% of its net assets in securities that are not “readily marketable.” A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of Securities and Exchange Commission (SEC) regulations (these are known as “restricted securities”). Under procedures adopted by the fund’s board, certain restricted securities may be deemed readily marketable, and will not be counted toward this 15% limit.

Investments in securities that are not readily marketable, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell such a security or sell at a

9

reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Securities of other investment companies. The fund may acquire securities of other investment companies, including exchange-traded funds (ETFs), subject to the limitations of the Investment Company Act of 1940 (1940 Act) and the conditions of exemptive orders issued by the SEC. The fund’s purchase of securities of other investment companies will result in the payment of additional management fees and may result in the payment of additional distribution fees.

The fund may invest its uninvested cash reserves in shares of one or more money market funds advised by affiliates of Founders in accordance with the 1940 Act and the rules thereunder.

ETFs are open-end investment companies or unit investment trusts that are registered under the 1940 Act. The shares of ETFs are listed and traded on stock exchanges at market prices. Since ETF shares can be bought and sold like ordinary stocks throughout the day, the fund may invest in ETFs in order to equitize cash, achieve exposure to a broad basket of securities in a single transaction, or for other reasons.

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the fund can lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

Portfolio turnover. The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rate of the fund may be higher than other mutual funds with the same investment objective. Higher portfolio turnover rates increase the brokerage costs the fund pays and may adversely affect its performance.

If the fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the fund for shareholders with taxable accounts. The fund’s portfolio turnover rates for prior years are included in the “Financial Highlights” section of this

10

prospectus. The fund’s current and future portfolio turnover rates may differ significantly from its historical portfolio turnover rates.

More about risk
Like all investments in securities, you risk losing money by investing in the fund. The fund’s investments are subject to changes in their value from a number of factors.

  Emerging markets risk. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price.
  Additional foreign risk. Some foreign companies may exclude U.S. investors, such as the fund, from participating in beneficial corporate actions, such as rights offerings. As a result, the fund may not realize the same value from a foreign investment as a shareholder residing in that country.
  Stock market risk. The market value of the stocks and other securities owned by the fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Fixed-income securities. While the fund generally emphasizes investments in equity securities, it may also invest in fixed-income securities, such as bonds, debentures, and other corporate or government obligations. An investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed- income investments will have its credit rating downgraded.
  Value/Growth stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds. Value stocks involve the risk that they may never reach what the portfolio managers believe are their full market values, either because the market fails to recognize a stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

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
MANAGEMENT Investment adviser
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Founders serves as investment adviser to the fund and is responsible for selecting the fund’s investments and handling its day-to-day business. Founders’ corporate offices are located at 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658.

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Founders and its predecessor companies have operated as investment advisers since 1938. Founders also serves as investment adviser to other series funds of Dreyfus Funds, Inc., as well as investment sub-adviser to other investment companies. Founders is a wholly-owned subsidiary of MBSC Securities Corporation, which is a wholly-owned subsidiary of The Dreyfus Corporation (Dreyfus). Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has approximately $20.2 trillion in assets under custody and administration and $928 billion in assets under management. Additional information is available at www.bnymellon.com.

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In addition to managing the fund’s investments, Founders also provides certain related administrative services to the fund. For these investment and administrative services, the fund pays Founders a management fee. The fund’s management fee for the fiscal year ended December 31, 2008 was 0.80% of the fund’s average daily net assets, after giving effect to a fee waiver that terminated on September 14, 2008. Without this fee waiver, the fund’s management fee would have been 1.00%. A discussion regarding the basis for the board’s approving the fund’s management agreement with Founders is available in the fund’s annual report for the fiscal year ended December 31, 2008.

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To facilitate day-to-day fund management, Founders uses a team system. Each team is composed of portfolio managers and research analysts, and is supported by portfolio traders. Each individual shares ideas, information, knowledge, and expertise to assist in the management of the fund. Daily decisions on security selection for the fund are made by the portfolio managers. Through participation in the team process, the portfolio managers use the input, research, and recommendations of the rest of the management team in making purchase and sale decisions.

The fund is co-managed by two portfolio managers, William S. Patzer and Mark A. Bogar. Mr. Patzer, a chartered financial analyst, has been a portfolio manager of the fund since August 2007. He is a senior vice president at The Boston Company Asset Management, LLC (The Boston Company), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The Boston Company’s global core equity strategy since November 2006. Mr. Patzer has been employed by The Boston Company since November 2005, and has also served as a research analyst covering the health

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care sector since that time. He also has been employed by Founders since August 2007. Mr. Patzer was formerly a senior analyst with Goldman Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Prior to joining Goldman Sachs, he was a co-manager for a global fund at Merrill Lynch Investment Managers from 1997 to 2003. While at Merrill Lynch, he also was a senior fund analyst. Mr. Bogar, a chartered financial analyst, has been co-portfolio manager of the fund since May 2008. He is a senior equity research analyst for international core and growth strategies at The Boston Company. Mr. Bogar has been employed by The Boston Company since August 2007. He has also been employed by Founders since May 2008. Prior to joining The Boston Company, Mr. Bogar was a portfolio manager at Putnam Investments from 2002 to 2007, which included serving as portfolio manager for the global core equities strategy until 2006.

The fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

Distributor

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The fund’s distributor is MBSC Securities Corporation. The fund’s distributor may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from the fund’s distributor’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the fund’s distributor also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

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Code of ethics

The fund, Founders and the fund’s distributor have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Founders code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the code is to ensure that personal trading by Founders’ employees does not disadvantage any Founders-managed fund.

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FINANCIAL HIGHLIGHTS

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The following tables describe the performance of each share class for the five years ended December 31, 2008. Certain information reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The financial information for the two years ended December 31, 2008, has been audited by Ernst & Young LLP, the fund’s independent registered public accounting firm. Another independent registered public accounting firm audited the financial information for each of the other years indicated through December 31, 2006. Ernst & Young LLP’s report and the fund’s financial statements are included in the fund's 2008 annual report, which is available upon request.

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

		Year Ended December 31,
Class A Shares	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value, beginning of period	25.80	26.22	20.10	16.76	14.24
Investment Operations:
Investment income (loss)--net[a]	.25	(.01)	(.01)	(.14)	(.11)
Net realized and unrealized gain (loss) on investments	(13.36)	(.28)	6.13	3.48	2.63
Total from Investment Operations	(13.11)	(.29)	6.12	3.34	2.52
Distributions:
Dividends from investment income--net	-	(.13)	-	-	-
Net asset value, end of period	12.69	25.80	26.22	20.10	16.76
Total Return (%)[b]	(50.83)	(1.15)	30.45	19.93	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.14	2.00	1.87	2.29	2.02
Ratio of net expenses to average net assets	1.74	1.87	1.78	2.12	1.92
Ratio of net investment income (loss) to average net assets	1.26	(.05)	(.05)	(.82)	(.77)
Portfolio Turnover Rate	150	93	73	729	648
Net Assets, end of period ($ x 1,000)	8,504	22,653	29,817	22,107	19,726
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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
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

		Year Ended December 31,
Class B Shares	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value, beginning of period	24.14	24.65	19.13	16.09	13.79
Investment Operations:
Investment income (loss)--net[a]	.03	(.26)	(.22)	(.28)	(.23)
Net realized and unrealized gain (loss) on investments	(12.42)	(.25)	5.74	3.32	2.53
Total from Investment Operations	(12.39)	(.51)	5.52	3.04	2.30
Net asset value, end of period	11.75	24.14	24.65	19.13	16.09
Total Return (%)[b]	(51.33)	(2.11)	28.91	18.89	16.68
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.20	2.98	2.85	3.13	2.89
Ratio of net expenses to average net assets	2.80	2.87	2.77	2.97	2.78
Ratio of net investment income (loss) to average net assets	.17	(1.03)	(1.17)	(1.66)	(1.63)
Portfolio Turnover Rate	150	93	73	729	648
Net Assets, end of period ($ x 1,000)	392	1,283	2,591	16,421	17,917
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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
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

		Year Ended December 31,
Class C Shares	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value, beginning of period	24.30	24.73	19.12	16.07	13.76
Investment Operations:
Investment income (loss)--net[a]	.08	(.19)	(.19)	(.27)	(.22)
Net realized and unrealized gain (loss) on investments	(12.53)	(.24)	5.80	3.32	2.53
Total from Investment Operations	(12.45)	(.43)	5.61	3.05	2.31
Net asset value, end of period	11.85	24.30	24.73	19.12	16.07
Total Return (%)[b]	(51.26)	(1.82)	29.39	18.98	16.79
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.95	2.68	2.68	3.08	2.81
Ratio of net expenses to average net assets	2.55	2.55	2.60	2.92	2.70
Ratio of net investment income (loss) to average net assets	.44	(.73)	(.89)	(1.60)	(1.55)
Portfolio Turnover Rate	150	93	73	729	648
Net Assets, end of period ($ x 1,000)	1,514	5,052	7,169	7,568	10,249
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a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
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

		Year Ended December 31,
Class F Shares	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value, beginning of period	25.84	26.21	20.11	16.76	14.24
Investment Operations:
Investment income (loss)--net[a]	.30	.03	(.04)	(.13)	(.11)
Net realized and unrealized gain (loss) on investments	(13.37)	(.27)	6.14	3.48	2.63
Total from Investment Operations	(13.07)	(.24)	6.10	3.35	2.52
Distributions:
Dividends from investment income--net	(.06)	(.13)	-	-	-
Net asset value, end of period	12.71	25.84	26.21	20.11	16.76
Total Return (%)	(50.71)	(.94)	30.33	19.99	17.70
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.93	1.82	1.93	2.24	2.00
Ratio of net expenses to average net assets	1.53	1.69	1.85	2.08	1.89
Ratio of net investment income (loss) to average net assets	1.49	.12	(.20)	(.76)	(.75)
Portfolio Turnover Rate	150	93	73	729	648
Net Assets, end of period ($ x 1,000)	22,936	60,918	72,043	64,112	75,677

a Based on average shares outstanding at each month end.
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

		Year Ended December 31,
			a
Class I Shares	2008	2007		2006	2005	2004
Per Share Data ($):
Net asset value, beginning of period	25.17	25.60		19.60	16.31	13.82
Investment Operations:
Investment income (loss)--net[b]	.27	.04		.03	(.12)	(.07)
Net realized and unrealized gain (loss) on investments	(13.03)	(.28)		5.97	3.41	2.56
Total from Investment Operations	(12.76)	(.24)		6.00	3.29	2.49
Distributions:
Dividends from investment income--net	(.02)	(.19)		-	-	-
Net asset value, end of period	12.39	25.17		25.60	19.60	16.31
Total Return (%)	(50.75)	(.98)		30.61	20.17	18.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97	1.83		1.68	2.08	1.79
Ratio of net expenses to average net assets	1.56	1.71		1.61	1.89	1.68
Ratio of net investment income (loss) to average net assets	1.40	.13		.09	(.69)	(.51)
Portfolio Turnover Rate	150	93		73	729	648
Net Assets, end of period ($ x 1,000)	71	152		200	310	190
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a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
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

Your Investment

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SHAREHOLDER GUIDE

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Fund closed to new investors

The fund is closed to new investors. Shareholders of the fund who maintain open fund accounts may make additional purchases and reinvest dividends and capital gains distributions into their accounts. Participants in certain retirement plans which have established the fund as an investment option may open new fund accounts through their plans. Employees of Founders and directors of the company may also open new accounts in the fund if they do so directly with the fund’s distributor.

Fund shareholders who close their accounts may be prohibited from reactivating their accounts or opening new fund accounts. This restriction applies to investments made directly with the distributor as well as investments made through financial institution intermediaries, such as brokers, banks or financial advisers. Investors may have to show they are eligible to purchase fund shares before an investment is accepted. The fund may resume sales of shares to new investors at some future date, but there are no current plans to do so.

The classes of the fund offered by this prospectus (other than Class F) are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

This prospectus offers Class A, B, C, F and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the fund’s distributor for concessions and expenses it pays to dealers and financial institutions for selling or servicing shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Deciding which class of shares to buy: Class A, C, F and I shares

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When

20

choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees. Class A, B and C shares are subject to a shareholder services plan fee. Class F and Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements. As a result of the limited eligibility to purchase Class F and Class I shares, the various considerations provided below with respect to Classes A and C do not include comparisons with Class F or Class I shares.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

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

	Class A	Class C	Class F	Class I

Initial sales charge	up to 5.75%	none	none	none
Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	up to 0.25%	none
Ongoing shareholder service fee	0.25%	0.25%	none*	none
Contingent deferred sales charge	1% on sale of	1% on sale of	none	none
	shares bought	shares held for
	within one year	one year or
	without an initial	less
sales charge as
part of an
investment of
$1 million
or more
Conversion feature	no	no	no	no
Recommended purchase maximum	none	$1 million	none	none
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* The fund’s Class F shares pay a per account fee pursuant to a Shareholder Services Agreement, as described below under “Your Investment – Class F Shareholder and Transfer Agency Services.”

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Class A share considerations

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When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

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Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class F or Class I shares), Class A shares will always be the most advantageous choice. Shareholders who received Class A shares in exchange for Class T shares of the fund may be eligible for lower sales charges. Please see the SAI for further details.

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Class A sales charges
	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more*	none	none

*No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the fund's SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.
  Combine with family members. You can also count toward the amount of your

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investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See "How to Buy Shares" in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

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  full-time or part-time employees, and their family members, of Dreyfus, Founders or any of their affiliates
  board members of Founders and the Dreyfus Family of Funds
  full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  "wrap" accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts
  Qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus Fund, including the fund, since on or before February 28, 2006
  Investors with the cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options
  Members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor employees participating in certain qualified or non-qualified employee benefit plans

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  shareholders in Dreyfus-sponsored IRA “Rollover Accounts” funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus- sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers.
  Upon establishing the Dreyfus-sponsored IRA Rollover Account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account.

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares redeemed within one year of purchase are subject to a 1% CDSC, and ongoing Rule 12b-1 fees. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class F share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class F shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class F shares. Accordingly, if you are a grandfathered Class F investor, Class F shares generally will be more advantageous than Class A or Class C shares. If you also are eligible to purchase Class I shares of the fund, the Class I shares generally will be the most advantageous choice, since the Class F shares have an ongoing Rule 12b-1 fee.

Grandfathered Class F Investors

Class F shares of the fund can be purchased only by:

  Persons or entities who have continuously maintained an account in a series Fund of Dreyfus Funds, Inc. (a “Founders-managed Fund”) since December 30, 1999.
  Any person or entity listed in the account registration for any account in a Founders- managed Fund that has been continuously maintained since December 30, 1999, such as joint owners, trustees, custodians, and designated beneficiaries.
  Retirement plans (such as 401(k) plans) that have continuously maintained an account in a Founders-managed Fund since December 30, 1999. Any such plan may extend the

25

  privilege of purchasing Class F shares to new plan participants, and the plan participants may purchase Class F shares with rollover retirement funds.
  Customers of certain financial institutions which offer retirement or other eligible benefit plan programs, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, and which have had relationships with Founders and/or any Founders-managed Fund continuously since December 30, 1999.
  Founders employees, Board members of the Founders-managed Funds, and their immediate families.
  Persons or entities who receive Class F shares in the form of a gift or inheritance from the shareholders described above.

For more detailed information about eligibility, please call 1-800-645-6561. If you hold fund shares through a broker/dealer or other financial institution, your eligibility to purchase Class F shares may differ depending on that institution’s policies.

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

26

  advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

Class B share considerations


The fund’s Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other Dreyfus Funds, or certain eligible shares of Dreyfus Worldwide Dollar Money Market Fund, Inc.


Class B shares sold within six years of purchase are subject to the following CDSCs:


Class B sales charges
CDSC as a % of
amount redeemed
For shares sold in the:	subject to the
charge
First year	4.00%
Second year	4.00%
Third year	3.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	none

Class B shares also are subject to an annual Rule 12b-1 fee. Class B shares convert to Class A shares (which are not subject to a Rule 12b-1 fee) approximately six years after the date they were purchased.

CDSC waivers

The CDSC on Class A, B and C shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class B or Class C shares made through the fund's Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and nonqualified employee benefit plans

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Valuing shares
The net asset value (NAV) of each fund is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, equity investments are valued on the basis of market quotations or official closing prices. The values of fixed income investments are generally based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board or its Investment Integrity Committee, which serves as a valuation committee, in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the fund’s distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares


By Mail. To open a regular account, complete an application and mail, together with a check payable to The Dreyfus Family of Funds, to:

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The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502 Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568 Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information. Holders of Class F shares should call 1-800-645-6561.

Dreyfus TeleTransfer. To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

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Minimum investments
	Initial	Additional
Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings Accounts	$500	no minimum*
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.


* Minimum Dreyfus TeleTransfer Purchase is $100.


[On side panel: Key concept


Net asset value (NAV): the market value of one fund share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s shares are offered at NAV, but Class A shares are subject to a front-end sales charge and Class B and Class C shares are generally subject to higher annual operating expenses and a CDSC.]

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How to Sell Shares

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You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly, and you will generally receive the proceeds within a week.


To keep your CDSC as low as possible, each time you request to sell shares, we will first sell shares that are not subject to a CDSC, and then sell those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

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  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail—Regular Accounts. To redeem shares of a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:


The Dreyfus Family of Funds P.O. Box 55268 Boston, MA 02205-8502


By Mail—IRA Accounts. To redeem shares of an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% Tax Equity and Fiscal Responsibility Act (TEFRA) amount should be withheld. Mail your request to:


The Bank of New York Mellon, Custodian P.O. Box 55552 Boston, MA 02205-8568

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction. Holders of Class F shares should call 1-800-645-6561. A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer) to be sent to the account information on file with the fund. For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.


Limitations on selling shares by phone or online through www.dreyfus.com


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Proceeds sent by	Minimum	Maximum
	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus TeleTransfer	$500	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. Holders of Class F shares should call 1-800-645-6561. You may sell shares in an IRA account by calling the applicable number above for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

Redemption Fee

Frequent trading can disrupt a fund’s investment program and create additional costs for long-term shareholders. For these reasons, a 1% fee will be assessed on redemptions (including exchanges) of fund shares purchased and held for less than 60 days. The redemption fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with frequent trading.

Subject to the exceptions described below, shares purchased and held for less than 60 days will be subject to the fee, whether held directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by the fund’s distributor or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that

32

the investment remains in the fund; (6) purchased by other mutual funds, if approved by the distributor; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; (10) redeemed from 529 plans; and (11) converted from one share class to another in the fund.


In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by the fund’s distributor or its affiliates or through third party recordkeepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic withdrawal programs and lump sum distributions; (3) redemptions by plan participants of investments made on their behalf into Qualified Default Investment Alternatives (“QDIAs”); (4) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (5) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, plan termination or plan merger; (6) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (7) forfeitures or redemptions in connection with a participant’s termination of employment. The fund may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of the fund.


The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.


If you hold your shares through a financial intermediary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing the fund’s distributor with the information necessary to enable you to receive any redemption fee waivers to which you may be entitled.


While the fund seeks to apply its redemption fee policy to all accounts, the fund cannot assure that all intermediaries will properly assess the fees in omnibus accounts. In addition, due to operational limitations or restrictions, retirement plans and other financial intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor) please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.


General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be

33

responsible for any fraudulent telephone or online orders as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions, and exchanges may disrupt portfolio management strategies and harm fund performance by increasing transaction costs, requiring the fund to maintain excessive cash, or requiring the liquidation of portfolio holdings at a disadvantageous time. As a result, the fund's board has adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices ("frequent trading") that could adversely affect the fund or its operations. Founders, the fund, and the fund’s distributor will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  redeem “in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund's assets)
  reject any purchase or exchange request, including those from any individual or group who, in our view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through automatic investment plans, Dreyfus Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

We monitor selected transactions to identify frequent trading. When our surveillance systems identify multiple roundtrips, we evaluate trading activity in the account for evidence of frequent trading. We consider the investor's trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are

34

inherently subjective, and while we seek to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, we seek to make these judgments to the best of our abilities in a manner that we believe is consistent with shareholder interests. If we conclude the account is likely to engage in frequent trading, we may reject the purchase or exchange, which may occur on the following business day. We may also temporarily or permanently bar such investor's future purchases into the fund in lieu of, or in addition to, rejecting the trade. At our discretion, we may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited because of the difficulty in identifying individual investor transactions. However, the agreements between the fund’s distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide us, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If we determine that any such investor has engaged in frequent trading of fund shares, we will seek the cooperation of the financial intermediary to enforce the fund’s frequent trading policy, including requiring the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.


Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policies. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.


To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as time zone arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.


To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

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Although the fund’s redemption fee, frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

The fund reserves the right to modify its frequent trading policies without prior notice to shareholders.

[On side panel: Small account policy
If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 60 days, the fund may close your account and send you the proceeds to the address on record.]

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DISTRIBUTIONS AND TAXES


The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also may realize capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions on an annual basis each December. From time to time, the fund may make distributions in addition to those described above. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares when a fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your redemption of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive upon redemption.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

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

CLASS F SHAREHOLDER AND TRANSFER AGENCY SERVICES


The fund has entered into a shareholder services agreement with the distributor pursuant to which the distributor provides certain shareholder-related services to the fund’s Class F shareholders. The fund pays the distributor a monthly fee for these services. Out of this fee, the distributor pays the Class F per account fees charged by the fund’s transfer agent.

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SERVICES FOR FUND INVESTORS


Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you may select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611. Holders of Class F shares should call 1-800-645-6561.


For investing

Dreyfus Automatic Asset Builder®	For making automatic investments from
a designated bank account.

Dreyfus Payroll Savings Plan	For making automatic investments
through payroll deduction.

Dreyfus Government Direct Deposit	For making automatic investments from
Privilege	your federal employment, Social
Security or other regular federal
government check.
Dreyfus Dividend Sweep	For automatically reinvesting the
dividends and distributions from the fund
into another Dreyfus Fund (not available
for IRAs).
For exchanging shares
Dreyfus Auto-Exchange Privilege	For making regular exchanges from the
fund into another Dreyfus Fund.

For selling shares
Dreyfus Automatic Withdrawal Plan	For making regular withdrawals from
most Dreyfus Funds.
There will be no CDSC on Class B or
Class C shares, as long as the amount of
any withdrawal does not exceed, on an
annual basis, 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the time
of the subsequent withdrawal.

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Exchange privilege


Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally has the same privileges as your original account (as long as they are available). Although there is currently no fee for exchanges, the fund may deduct a 1% redemption fee if you are selling or exchanging shares that you have owned for less than 60 days. You also may be charged a sales load when exchanging into any fund that has one.


The fund also has established an exchange privilege with Dreyfus Liquid Assets, Inc. (DLA), a money market fund advised by Dreyfus. This privilege allows Class F shareholders of the fund to exchange their shares for Class 1 shares of DLA, and for such exchanging shareholders, as well as DLA shareholders who are former shareholders of Dreyfus Founders Money Market Fund (which was reorganized into DLA on September 22, 2006), to exchange their Class 1 DLA shares for the Class F shares of the fund, subject to the terms of this prospectus. Investors may obtain a free copy of DLA’s prospectus by calling 1-800-645-6561.

Dreyfus TeleTransfer privilege

To move money between your bank account and your mutual fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and by following the instructions on your application, or by contacting your financial representative. Shares held in an IRA or in an Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

Every fund shareholder automatically receives regular account statements. You will also be sent an annual statement detailing the tax characteristics of any dividends and distributions you have received.

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39

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For More Information

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Dreyfus Passport Fund A series of Dreyfus Funds, Inc. SEC file number 811-01018
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More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings, and contains a letter from the fund’s portfolio managers discussing market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the period covered by the report. The fund’s most recent annual and semi-annual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered a part of this prospectus.

Portfolio Holdings

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Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with 30-day lag at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

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A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the SAI.

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To obtain information:

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By telephone Call 1-800-554-4611 Holders of Class F shares should call 1-800-645-6561

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By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
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By E-mail Send your request to info@dreyfus.com

On the Internet Text only versions of certain fund documents can be viewed online or downloaded from:

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SEC http://www.sec.gov

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Dreyfus http://www.dreyfus.com

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You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2009 MBSC Securities Corporation

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[Logo]

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DREYFUS FUNDS, INC. (formerly known as Dreyfus Founders Funds, Inc.)

CLASS A, CLASS B, CLASS C, CLASS F AND CLASS I SHARES

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

This Statement of Additional Information (“SAI”) relates to the five investment portfolios (the "Funds") of Dreyfus Funds, Inc. (the "Company"):

Dreyfus Discovery Fund Dreyfus Equity Growth Fund Dreyfus Global Growth Fund Dreyfus Mid-Cap Growth Fund Dreyfus Passport Fund

     This SAI, which is not a prospectus, supplements and should be read in conjunction with the Company’s current Prospectuses for the Funds, each dated May 1, 2009, as they may be revised from time to time. To obtain a copy of the Company’s Prospectuses for any one or more of the Funds, please write to the Company at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call one of the following numbers:

Call Toll Free 1-800-554-4611 (1-800-645-6561 for Class F shareholders) In New York City -- Call 718-895-1206 Outside the U.S. -- Call 516-794-5452

Financial Statements

The Funds’ audited financial statements and accompanying notes for the fiscal year ended December 31, 2008, and the reports of Ernst & Young LLP, the Funds’ independent registered public accounting firm, with respect to such financial statements, appear in the Funds’ 2008 annual reports and are incorporated by reference in this SAI. The Funds’ annual reports contain additional performance information and are available without charge by calling any of the telephone numbers shown above.

TABLE OF CONTENTS

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DREYFUS FUNDS, INC	1

INVESTMENT OBJECTIVES AND RESTRICTIONS	1
FUNDAMENTAL INVESTMENT RESTRICTIONS	2
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS	3
INVESTMENT STRATEGIES AND RISKS	4
TEMPORARY DEFENSIVE INVESTMENTS	4
PORTFOLIO TURNOVER	5
DERIVATIVE INSTRUMENTS	5
LENDING OF PORTFOLIO SECURITIES	16
FOREIGN SECURITIES AND ADRS	17
SECURITIES THAT ARE NOT READILY MARKETABLE	19
INITIAL PUBLIC OFFERINGS	20
RULE 144A SECURITIES	20
FIXED-INCOME SECURITIES	21
FOREIGN BANK OBLIGATIONS	22
REPURCHASE AGREEMENTS	23
CONVERTIBLE SECURITIES	23
GOVERNMENT SECURITIES	24
MORTGAGE-RELATED SECURITIES	25
COMMERCIAL PAPER AND OTHER CASH SECURITIES	28
WHEN-ISSUED SECURITIES	28
BORROWING AND LENDING	28
SECURITIES OF OTHER INVESTMENT COMPANIES	29
DIRECTORS AND OFFICERS	30
DIRECTORS	30
COMMITTEES	31
BENEFICIAL OWNERSHIP OF SECURITIES	32
DIRECTOR COMPENSATION	33
OFFICERS	34
INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS	37
INVESTMENT ADVISER	37
PORTFOLIO MANAGERS	41
DISTRIBUTOR	46
TRANSFER AGENT AND CUSTODIAN	48
PURCHASE OF SHARES	49
GENERAL	49
CLASS A SHARES	53
CLASS B SHARES	54
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CLASS C SHARES	55
CLASS F AND CLASS I SHARES	55
DEALER REALLOWANCE -- CLASS A SHARES	55
CLASS A SHARES AT NET ASSET VALUE	54
SALES LOADS -- CLASS A SHARES	56
RIGHT OF ACCUMULATION -- CLASS A SHARES	57
DREYFUS TELETRANSFER PRIVILEGE	57
REOPENING AN ACCOUNT	58
DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN	58
DISTRIBUTION PLANS	58
Class B and Class C Shares	58
Class F Shares	59
Provisions Applicable to All Classes	60
SHAREHOLDER SERVICES PLAN	61
REDEMPTION OF SHARES	63
GENERAL	63
CONTINGENT DEFERRED SALES CHARGE -- CLASS B SHARES	64
CONTINGENT DEFERRED SALES CHARGE -- CLASS C SHARES	66
WAIVER OF CDSC	66
REDEMPTION THROUGH A SELECTED DEALER	66
REINVESTMENT PRIVILEGE	67
WIRE REDEMPTION PRIVILEGE	67
DREYFUS TELETRANSFER PRIVILEGE	67
SIGNATURES	67
REDEMPTION COMMITMENT; REDEMPTIONS IN KIND	68
SUSPENSION OF REDEMPTIONS	68
TRANSACTIONS THROUGH THIRD PARTIES	68
SHAREHOLDER SERVICES	69
FUND EXCHANGES	69
DREYFUS AUTO-EXCHANGE PRIVILEGE	71
DREYFUS AUTOMATIC ASSET BUILDER®	42
DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE	72
DREYFUS PAYROLL SAVINGS PLAN	72
DREYFUS DIVIDEND OPTIONS	72
AUTOMATIC WITHDRAWAL PLAN	73
LETTER OF INTENT – CLASS A SHARES	74
CORPORATE PENSION/PROFIT-SHARING AND PERSONAL RETIREMENT PLANS	74
OTHER SERVICES	75
FUND ACCOUNTING AND ADMINISTRATIVE SERVICES AGREEMENT	75
SHAREHOLDER SERVICES AGREEMENT	76
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PORTFOLIO TRANSACTIONS	77
CAPITAL STOCK	84
PRICING OF SHARES	85
DIVIDENDS, DISTRIBUTIONS AND TAXES	87
PERFORMANCE INFORMATION	90
ADDITIONAL INFORMATION	91
CODE OF ETHICS	91
DISCLOSURE OF PORTFOLIO HOLDINGS	92
PROXY VOTING	96
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	97
REGISTRATION STATEMENT	97
APPENDIX	98
RATINGS OF LONG-TERM OBLIGATIONS	98
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DREYFUS FUNDS, INC.

     The Company is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company, known as a mutual fund. The Company was incorporated on June 19, 1987 under the laws of the State of Maryland.

     All of the Company’s series Funds are diversified portfolios. This means that, with respect to at least 75% of a Fund’s total assets, the Fund will not invest more than 5% of its total assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. government, its agencies or instrumentalities). A Fund may not change its status from a diversified portfolio to a non-diversified portfolio without approval by the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of such Fund's outstanding voting shares.

     On February 22, 2002, Dreyfus Founders Focus Fund was merged into Dreyfus Founders Growth Fund. On December 22, 2004, Dreyfus Founders Growth and Income Fund changed its name to Dreyfus Founders Equity Growth Fund. On August 10, 2007, Dreyfus Founders Growth Fund was merged into Dreyfus Founders Equity Growth Fund. On December 1, 2008, Dreyfus Founders Funds, Inc. changed its name to Dreyfus Funds, Inc. In connection with that change, each Fund changed its name by removing the word “Founders” from its name, and the Worldwide Growth Fund changed the word “Worldwide” to “Global” in its name.

     Founders Asset Management LLC ("Founders") serves as each Fund's investment adviser.

     MBSC Securities Corporation (the "Distributor") is the distributor of each Fund's shares.

INVESTMENT OBJECTIVES AND RESTRICTIONS

     The investment objective of each Fund is fundamental and may not be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares. The investment objective of each Fund is set forth below:

Fund	Investment Objective
Discovery	Capital appreciation
Equity Growth	Long-term growth of capital and income
Global Growth	Long-term growth of capital
Mid-Cap Growth	Capital appreciation
Passport	Capital appreciation

     In addition, each Fund has adopted investment restrictions numbered 1 through 7 below as fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority, as defined in the 1940 Act, of such Fund's outstanding voting shares. Investment restrictions numbered 8 through 11 below are non-fundamental policies and may be changed, as to a Fund, by vote of a majority of the members of the Company's Board of Directors (the “Board”) at any time. If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limits that results from a change in values or net assets will not be considered a violation; provided, however, that if the level of a Fund’s borrowings increases above the percentage restriction stated in investment restriction 4, below, the Fund is required to reduce the level of its borrowings to a level that is at or below the percentage restriction as provided in the 1940 Act.

Fundamental Investment Restrictions

No Fund may:

     1. Invest 25% or more of the value of its total assets in the securities of issuers having their principal business activities in the same industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     2. Invest in physical commodities, except that a Fund may purchase and sell foreign currency, options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and may invest in securities of issuers which invest in physical commodities or such instruments.

     3. Invest in real estate, real estate mortgage loans or other illiquid interests in real estate, including limited partnership interests therein, except that a Fund may invest in securities of issuers which invest in real estate, real estate mortgage loans, or other illiquid interests in real estate. A Fund may also invest in readily marketable interests in real estate investment trusts.

     4. Borrow money, except to the extent permitted under the 1940 Act, which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets. For purposes of this investment restriction, investments in options, forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments or transactions for which assets are required to be segregated including, without limitation, reverse repurchase agreements, shall not constitute borrowing.

     5 Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements.

     6. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in connection with disposing of portfolio securities.

     7. Issue any senior security, except as permitted under the 1940 Act and except to the extent that the activities permitted by the Fund's other investment restrictions may be deemed to give rise to a senior security.

Non-Fundamental Investment Restrictions

No Fund may:

     8. Purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions, and except that a Fund may make margin deposits in connection with transactions in forward contracts, futures contracts (including those relating to indices), options on futures contracts or indices, and other financial instruments, and to the extent necessary to effect transactions in foreign jurisdictions.

     9. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts (including those relating to indices) and options on futures contracts or indices.

     10. Enter into repurchase agreements providing for settlement in more than seven days or purchase securities which are not readily marketable if, in the aggregate, more than 15% of the value of its net assets would be so invested.

     11. Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short; provided, however, that this restriction shall not prevent a Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, and other financial instruments.

     In applying the limitations on investments in any one industry set forth in restriction 1, above, the Funds use industry classifications based, where applicable, on information published by Standard & Poor's, FactSet, and Bloomberg L.P., and/or the prospectus of the issuing company. Selection of an appropriate industry classification resource will be made by Founders in the exercise of its reasonable discretion.

     Except for the Funds’ fundamental investment objectives and the fundamental restrictions numbered 1 through 7 above, the strategies and policies used by the Funds in pursuing their objectives may be changed by the Board without shareholder approval. However, the policies of the Equity Growth and Mid-Cap Growth Funds to normally invest at least 80% of their net assets in stocks that are included in a widely recognized index of stock market performance and equity securities of companies within the market capitalization range of companies comprising the Russell Midcap Growth Index, respectively, may not be changed unless at least 60 days’ prior written notice of the change is given to the respective Fund’s shareholders.

     The Company and Founders have received an exemptive order from the SEC, which, among other things, permits the Funds to use cash collateral received in connection with lending the Funds’ securities to purchase shares of one or more registered money market funds advised by The Dreyfus Corporation (“Dreyfus”), in excess of limitations imposed by the 1940 Act. The Funds may also use other uninvested cash to purchase shares of one or more registered money market funds advised by Dreyfus.

INVESTMENT STRATEGIES AND RISKS

     The Prospectuses discuss the principal investment strategies and risks of the Funds. This section of the SAI explains certain of these strategies and their associated risks in more detail. This section also explains other strategies used in managing the Funds that may not be considered “principal investment strategies” and discusses the risks associated with these strategies.

Temporary Defensive Investments

     In times of unstable or adverse market or economic conditions, up to 100% of the assets of the Funds can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally would include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover

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During the fiscal years ended 2008 and 2007, respectively, the portfolio turnover rates for each of the Funds were as follows: Discovery Fund – 234% and 215%; Equity Growth Fund – 112% and 68%; Mid-Cap Growth Fund – 119% and 165%; Passport Fund – 150% and 93%; and Global Growth Fund – 161% and 117%. The lower portfolio turnover rate for the Mid-Cap Growth Fund in 2008 was primarily due to the fact that the Fund’s prior portfolio management team, which managed the Fund from June 2007 to January 2009, repositioned the Fund’s portfolio in 2007. The increased portfolio turnover rate for the Equity Growth Fund was primarily due to the sharp increase in market volatility experienced in 2008, and the resulting repositioning of the Fund’s portfolio. The increased portfolio turnover rates for the Global Growth and Passport Funds were primarily due to two factors. First, the sharp increase in market volatility in 2008 translated into additional portfolio turnover. Second, the significant market volatility resulted in a shift away from the cyclical growth segments of the market to more defensive oriented securities. As a result, the investment model used by the Funds’ portfolio management teams caused them to reposition the respective portfolios towards issuers that, in the portfolio managers’ view, were better positioned from a valuation, quality and business stability standpoint.

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     A 100% portfolio turnover rate would occur if all of the securities in the portfolio were replaced during the period. Portfolio turnover may vary from year to year, and portfolio turnover rates for certain of the Funds are higher than those of other mutual funds. Although each Fund purchases and holds securities with the goal of meeting its investment objectives, portfolio changes are made whenever Founders believes they are advisable, usually without reference to the length of time that a security has been held. The Funds may, therefore, engage in a significant number of short-term transactions. Portfolio turnover rates may also increase as a result of the need for a Fund to effect significant amounts of purchases or redemptions of portfolio securities due to economic, market, or other factors that are not within Founders' control.

     Higher portfolio turnover rates increase the brokerage and transaction costs a Fund pays and may adversely affect its performance. If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Derivative Instruments

     All of the Funds may enter into futures contracts (including those related to indexes) and forward contracts, may purchase and/or write (sell) options on securities, securities indexes, futures contracts and foreign currencies, and may purchase equity-linked notes (“ELNs”). Each of these instruments is sometimes referred to as a “derivative,” since its value is derived from an underlying security, index or other financial instrument.

     Options on Securities Indexes and Securities. An option gives its purchaser the right to buy or sell an instrument at a specified price within a limited period of time. For the right to buy or sell the underlying instrument (e.g., individual securities or securities indexes), the buyer pays a premium to the seller (the "writer" of the option). Options generally have standardized terms, including the exercise price and expiration time. The current market value of a traded option is the last sales price or, in the absence of a sale, the last offering price. The market value of an option will usually reflect, among other factors, the market price of the underlying security or index. When the market value of an option appreciates, the purchaser may realize a gain by exercising the option, or by selling the option on an exchange (provided that a liquid secondary market is available). If the underlying security or index does not reach a price level that would make exercise profitable, the option generally will expire without being exercised and the writer will realize a gain in the amount of the premium. If a call option on a security is exercised, the proceeds of the sale of the underlying security by the writer are increased by the amount of the premium and the writer realizes a gain or loss from the sale of the security.

     So long as a secondary market remains available on an exchange, the writer of an option traded on that exchange ordinarily may terminate his obligation prior to the assignment of an exercise notice by entering into a closing purchase transaction. The cost of a closing purchase transaction, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will incur a loss on the transaction. However, because an increase in the market price of a call option on a security generally reflects an increase in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security that the writer continues to own.

     All of the Funds may write (sell) call options on their portfolio securities for income and may write put options. The extent of a Fund's option writing activities will vary from time to time depending upon Founders' evaluation of market, economic and monetary conditions. The Funds may also buy call and put options.

     When a Fund purchases a security with respect to which it intends to write a call option, it is likely that the option will be written concurrently with or shortly after purchase. A Fund will write a call option on a particular security only if Founders believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to enter into a closing purchase transaction and close out its position. If the Fund desires to sell a particular security on which it has written a call option, it will effect a closing purchase transaction prior to or concurrently with the sale of the security.

     A Fund may enter into closing purchase transactions to reduce the percentage of its assets against which options are written, to realize a profit on a previously written option, or to enable it to write another option on the underlying security with either a different exercise price or expiration time or both.

     The exercise prices of options may be below, equal to or above the current market values of the underlying securities at the times the options are written. From time to time for tax and other reasons, the Fund may purchase an underlying security for delivery in accordance with an exercise notice assigned to it with respect to a call option it has written, rather than delivering such security from its portfolio.

     All of the Funds may purchase and write options on securities indexes. A securities index measures the movement of a certain group of securities by assigning relative values to the stocks included in the index. Options on securities indexes are similar to options on securities. However, because options on securities indexes do not involve the delivery of an underlying security, the option represents the holder’s right to obtain from the writer in cash a fixed multiple (the “Multiple”) of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. A Fund may purchase put options on stock indexes to protect its portfolio against declines in value. A Fund may purchase call options, or write put options, on stock indexes to establish a position in equities as a temporary substitute for purchasing individual stocks that then may be acquired over the option period in a manner designed to minimize adverse price movements. Purchasing put and call options on securities indexes also permits greater time for evaluation of investment alternatives. When Founders believes that the trend of stock prices may be downward, particularly for a short period of time, the purchase of put options on securities indexes may eliminate the need to sell less liquid securities and possibly repurchase them later. The purpose of these transactions is not to generate gain, but to "hedge" against possible loss. Therefore, successful hedging activity will not produce a net gain to a Fund. Any gain in the price of a call option a Fund has bought is likely to be offset by higher prices the Fund must pay in rising markets, as cash reserves are invested. In declining markets, any increase in the price of a put option a Fund has bought is likely to be offset by lower prices of stocks owned by the Fund.

     When a Fund purchases a call on a securities index, the Fund pays a premium and has the right during the call period to require the seller of such a call, upon exercise of the call, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the call is based is above the exercise price of the call. This amount of cash is equal to the difference between the closing price of the index and the lesser exercise price of the call, in each case multiplied by the Multiple. When a Fund purchases a put on a securities index, the Fund pays a premium and has the right during the put period to require the seller of such a put, upon exercise of the put, to deliver to the Fund an amount of cash if the closing level of the securities index upon which the put is based is below the exercise price of the put. This amount of cash is equal to the difference between the exercise price of the put and the lesser closing level of the securities index, in each case multiplied by the Multiple. Buying securities index options permits a Fund, if cash is deliverable to it during the option period, either to sell the option or to require delivery of the cash. If such cash is not so deliverable, and as a result the option is not exercised or sold, the option becomes worthless at its expiration date.

     Transactions in options are subject to limitations, established by each of the exchanges upon which options are traded, governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are held in one or more accounts. Thus, the number of options a Fund may hold may be affected by options held by other advisory clients of Founders.

     The value of a securities index option depends upon movements in the level of the securities index rather than the price of particular securities. Whether a Fund will realize a gain or a loss from its option activities depends upon movements in the level of securities prices generally or in an industry or market segment, rather than movements in the price of a particular security. Purchasing or writing call and put options on securities indexes involves the risk that Founders may be incorrect in its expectations as to the extent of the various securities market movements or the time within which the options are based. To compensate for this imperfect correlation, a Fund may enter into options transactions in a greater dollar amount than the securities being hedged if the historical volatility of the prices of the securities being hedged is different from the historical volatility of the securities index.

     One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the Fund. Other risks of purchasing options include the possibility that a liquid secondary market may not exist at a time when the Fund may wish to close out an option position. It is also possible that trading in options on securities indexes might be halted at a time when the securities markets generally remain open. In cases where the market value of an issue supporting a covered call option exceeds the strike price plus the premium on the call, the portfolio will lose the right to appreciation of the stock for the duration of the option.

     Over-The-Counter (“OTC”) Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. OTC options are guaranteed by the issuer of the option.

     Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

     Futures Contracts. All of the Funds may purchase and sell futures contracts. The Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”), and therefore is not subject to registration as a pool operator under the CEA.

     U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM") or brokerage firm that is a member of the relevant contract market. Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

     The acquisition or sale of a futures contract could occur, for example, if a Fund held or considered purchasing equity securities and sought to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund could sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts would allow the Fund to maintain a defensive position without having to sell portfolio securities.

     Similarly, when prices of equity securities are expected to increase, futures contracts could be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. If the fluctuations in the value of the equity index futures contracts used is similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities in the market.

     The Funds also may purchase and sell interest rate and foreign currency futures contracts.

     The purchase and sale of futures contracts entail risks. Although Founders believes that use of such contracts could benefit the Funds, if Founders' investment judgment were incorrect, a Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increased instead, the Fund would lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund had insufficient cash, it might have to sell securities from its portfolio to meet margin requirements.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, the ability of investors to close out futures contracts through offsetting transactions could distort the normal price relationship between the cash and futures markets. Second, to the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced and prices in the futures markets distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures markets are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends still may not result in a successful use of futures.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Funds would not match exactly a Fund's current or potential investments. A Fund might buy or sell futures contracts based on underlying instruments with different characteristics from the securities in which it would typically invest -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position might not correlate precisely with the performance of the Fund's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions could also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund could buy or sell futures contracts with a greater or lesser value than the securities it wished to hedge or was considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this might not be successful in all cases. If price changes in a Fund's futures positions were poorly correlated with its other investments, its futures positions could fail to produce desired gains or result in losses that would not be offset by the gains in the Fund's other investments.

     Unlike the situation in which a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract or when a Fund writes an option on a futures contract. Instead, a purchaser of a futures contract is required to deposit an amount of cash or qualifying securities with the FCM. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract. However, since losses on open contracts are required to be reflected in cash in the form of variation margin payments, a Fund may be required to make additional payments during the term of a contract to its broker. Such payments would be required, for example, when, during the term of an interest rate futures contract purchased or a put option on an interest rate futures contract sold by a Fund, there was a general increase in interest rates, thereby making the Fund's position less valuable. At any time prior to the expiration of a futures contract or written option on a futures contract, the Fund may elect to close its position by taking an opposite position that will operate to terminate the Fund's position in the futures contract or option.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three business days for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and options on futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it would be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract or an option on a futures contract were not liquid because of price fluctuation limits or otherwise, a Fund would not promptly be able to liquidate unfavorable futures or options positions and potentially could be required to continue to hold a futures or options position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures or options positions also could be impaired.

     Options on Futures Contracts. All of the Funds may purchase and write put and call options on futures contracts. An option on a futures contract provides the holder with the right to enter into a "long" position in the underlying futures contract, in the case of a call option, or a "short" position in the underlying futures contract, in the case of a put option, at a fixed exercise price on or before a stated expiration date. Upon exercise of the option by the holder, a contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position, in the case of a put option. If an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits.

     A position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing sale or purchase transaction, subject to the availability of a liquid secondary market, which is the sale or purchase of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

     An option, whether based on a futures contract, a stock index or a security, becomes worthless to the holder when it expires. Upon exercise of an option, the exchange or contract market clearinghouse assigns exercise notices on a random basis to those of its members that have written options of the same series and with the same expiration date. A brokerage firm receiving such notices then assigns them on a random basis to those of its customers that have written options of the same series and expiration date. A writer therefore has no control over whether an option will be exercised against it, nor over the time of such exercise.

     The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. See "Options on Securities Indexes and Securities” above. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it could buy a call option (or write a put option) on a futures contract to hedge against a market advance.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund would be able to buy a put option (or write a call option) on a futures contract to hedge the Fund’s portfolio against the risk of falling prices.

     The amount of risk a Fund would assume, if it bought an option on a futures contract, would be the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not fully be reflected in the value of the options bought.

     Options on Foreign Currencies. All of the Funds may buy and sell options on foreign currencies for hedging purposes in a manner similar to that in which futures on foreign currencies would be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated would reduce the U.S. dollar value of such securities, even if their value in the foreign currency remained constant. In order to protect against such diminutions in the value of portfolio securities, a Fund could buy put options (or write call options) on the foreign currency. If the value of the currency declines, the Fund would have the right to sell such currency for a fixed amount in U.S. dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, when a rise is projected in the U.S. dollar value of a currency in which securities to be acquired are denominated, thereby increasing the cost of such securities, the Fund could buy call options (or write put options) thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates.

     Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

     Risk Factors of Investing in Futures and Options. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, and options on securities indexes, securities, and foreign currencies draws upon skills and experience that are different from those needed to select the other instruments in which the Funds invest. All such practices entail risks and can be highly volatile. Should interest or exchange rates or the prices of securities or financial indexes move in an unexpected manner, the Funds may not achieve the desired benefits of futures and options or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies and negotiated or over-the-counter instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

     A Fund's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a Fund as the possible loss of the entire premium paid for an option bought by a Fund, the inability of a Fund, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option, and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that the Funds will be able to use those instruments effectively for the purposes set forth above.

     In addition, options on U.S. Government securities, futures contracts, options on futures contracts, and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be affected adversely by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

     Forward Contracts For Purchase or Sale of Foreign Currencies. The Funds generally conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange currency market. When a Fund purchases or sells a security denominated in a foreign currency, it may enter into a forward foreign currency contract ("forward contract") for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transaction. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In this manner, a Fund may obtain protection against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date the security is purchased or sold and the date upon which payment is made or received. Although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Generally, a forward contract has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they buy and sell various currencies. When Founders believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar (or sometimes against another currency), a Fund may enter into forward contracts to sell, for a fixed-dollar or other currency amount, foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in that currency. In addition, a Fund may engage in “proxy hedging” (i.e., entering into forward contracts to sell a different foreign currency than the one in which the underlying investments are denominated), with the expectation that the value of the hedged currency will correlate with the value of the underlying currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The future value of such securities in foreign currencies changes as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it expires. Under normal circumstances, consideration of the possibility of changes in currency exchange rates will be incorporated into the Funds’ long-term investment strategies.

     At the consummation of a forward contract calling for delivery by a Fund of a foreign currency which has been used as a position hedge, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of the foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other Fund assets into such currency. It is impossible to forecast the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received on the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

     If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in spot or forward contract prices. If any one of the Funds engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     While forward contracts may be traded to reduce certain risks, trading in forward contracts itself entails certain other risks. Thus, while the Funds may benefit from the use of such contracts, if Founders is incorrect in its forecast of currency prices, a poorer overall performance may result than if a Fund had not entered into any forward contracts. Some forward contracts may not have a broad and liquid market, in which case the contracts may not be able to be closed at a favorable price. Moreover, in the event of an imperfect correlation between the forward contract and the portfolio position that it is intended to protect, the desired protection may not be obtained.

     The Funds are not required to enter into forward contracts with regard to their foreign currency-denominated securities, and will not do so unless deemed appropriate by Founders. It also should be realized that this method of protecting the value of the Funds' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to the decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

     Cover. Transactions using options, futures contracts and forward contracts (“Financial Instruments”), other than purchased options, expose a Fund to an obligation to another party. Pursuant to regulations and/or published positions of the SEC, each Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to “cover” the Fund’s obligations relating to such transactions. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts’ full notional value (generally the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, each Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily marked-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

     Equity-Linked Notes. All of the Funds may purchase equity-linked notes (“ELNs”). The principal or coupon payment on an ELN is linked to the performance of an underlying security or index. ELNs may be used, among other things, to provide a Fund with exposure to international markets while providing a mechanism to reduce foreign tax or regulatory restrictions imposed on foreign investors. The risks associated with purchasing ELNs include the creditworthiness of the issuer and the risk of counterparty default. Further, a Fund's ability to dispose of an ELN will depend on the availability of liquid markets in the instruments. The purchase and sale of an ELN is also subject to the risks regarding adverse market movements, possible intervention by governmental authorities, and the effects of other political and economic events.

Lending Portfolio Securities

     Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33 1/3% of the value of each Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by The Bank of New York Mellon, as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Founders to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

Foreign Securities and ADRs

     The term "foreign securities" refers to securities of issuers, wherever organized, that, in the judgment of Founders, have their principal business activities outside of the United States. The determination of whether an issuer's principal activities are outside of the United States will be based on the location of the issuer's assets, personnel, sales, and earnings, and specifically on whether more than 50% of the issuer's assets are located, or more than 50% of the issuer's gross income is earned, outside of the United States, or on whether the issuer's sole or principal stock exchange listing is outside of the United States. Foreign securities typically will be traded on the applicable country's principal stock exchange but may also be traded on regional exchanges or over-the-counter. In addition, foreign securities may trade in the U.S. securities markets. U.S. dollar-denominated foreign debt obligations are not subject to the maximum limits that certain Funds have on their investments in foreign securities.

     Investments in foreign securities involve certain risks that are not typically associated with U.S. investments. There may be less publicly available information about foreign companies comparable to reports and ratings published about U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Some foreign companies may exclude U.S. investors such as the Funds from participating in beneficial corporate actions, such as rights offerings. As a result, the Funds may not realize the same value from a foreign investment as a shareholder residing in that country. There also may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

     Foreign stock markets may have substantially less trading volume than the New York Stock Exchange, and securities of some foreign companies may be less liquid and may be more volatile than securities of comparable U.S. companies. Brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

     Because investment in foreign companies will usually involve currencies of foreign countries, and because a Fund may temporarily hold funds in bank deposits in foreign currencies during the course of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversion between various currencies. A change in the value of any foreign currency relative to the U.S. dollar, when the Fund holds that foreign currency or a security denominated in that foreign currency, will cause a corresponding change in the dollar value of the Fund assets denominated or traded in that country. Moreover, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political, economic or social instability or diplomatic developments that could affect U.S. investments in foreign countries.

     Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, thus reducing the net return on such investments compared with U.S. investments. The operating expense ratio of a Fund that invests in foreign securities can be expected to be higher than that of a Fund which invests exclusively in domestic securities, since the expenses of the Fund, such as foreign custodial costs, are higher. In addition, the Fund incurs costs in converting assets from one currency to another.

     In addition, the Funds may invest in securities issued by companies located in countries not considered to be major industrialized nations. Each of the Discovery, Equity Growth and Mid-Cap Growth Funds will not invest more than 5% of its total assets, measured at the time of purchase, in securities issued by companies located in such countries. Such countries are subject to more economic, political and business risk than major industrialized nations, and the securities issued by companies located there are expected to be more volatile, less liquid and more uncertain as to payments of dividends, interest and principal. Such countries may include (but are not limited to) Argentina, Bolivia, Brazil, Chile, China, Colombia, Costa Rica, Croatia, Czech Republic, Ecuador, Egypt, Estonia, Hungary, Iceland, India, Indonesia, Israel, Jordan, Latvia, Lithuania, Malaysia, Mauritius, Mexico, Morocco, Nigeria, Pakistan, Panama, Paraguay, Peru, Philippines, Poland, Republic of Korea (South Korea), Romania, Russia and the other countries of the former Soviet Union, Slovak Republic, Slovenia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, and Vietnam.

     American Depositary Receipts and American Depositary Shares (collectively, "ADRs") are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York Mellon, an affiliate of Founders, by brokers executing the purchases or sales.

Securities That Are Not Readily Marketable

     The Funds may invest up to 15% of the value of their net assets, measured at the time of investment, in investments that are not readily marketable. A security which is not “readily marketable” is generally considered to be a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which it is valued. Subject to the foregoing 15% limitation, the Funds may invest in restricted securities. “Restricted” securities generally include securities that are not registered under the Securities Act of 1933 (the “1933 Act”) and are subject to legal or contractual restrictions upon resale. Restricted securities nevertheless may be ”readily marketable” and can often be sold in privately negotiated transactions or in a registered public offering. There are a number of securities issued without registration under the 1933 Act for which a liquid secondary market exists among institutional investors such as the Funds. These securities are often called “Rule 144A” securities (see “Investment Strategies and Risks – Rule 144A Securities” below).

     A Fund may not be able to dispose of a security that is not “readily marketable” at the time desired or at a reasonable price. In addition, in order to resell such a security, a Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing such securities, no Fund intends to engage in underwriting activities, except to the extent a Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities.

     The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Initial Public Offerings

     The Funds may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. An IPO is a corporation’s first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation’s future growth. Special rules of the Financial Industry Regulatory Authority, Inc. (“FINRA”) apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and purchases of their IPOs may involve greater investment risk. The prices of these companies’ securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

Rule 144A Securities

     A large institutional market has developed for certain securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Funds may invest in Rule 144A securities that may or may not be readily marketable. Rule 144A securities are readily marketable if institutional markets for the securities develop pursuant to Rule 144A that provide both readily ascertainable values for the securities and the ability to liquidate the securities when liquidation is deemed necessary or advisable. However, an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A security held by one of the Funds could adversely affect the marketability of the security. In such an instance, the Fund might be unable to dispose of the security promptly or at reasonable prices.

     The Board of Directors of the Company has delegated to Founders, or to its designee subject to the general oversight of Founders, the authority to determine whether a liquid market exists for securities eligible for resale pursuant to Rule 144A under the 1933 Act, or any successor to such rule, and whether such securities are not subject to the Funds' limitations on investing in securities that are not readily marketable. Under guidelines established by the directors, the following factors will be considered, among others, in making this determination: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of additional potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfers). The readily marketable nature of each Rule 144A security must be monitored on a basis no less frequently than quarterly. The Funds' directors also monitor these determinations quarterly.

Fixed-Income Securities

     The Funds may purchase convertible securities and preferred stocks rated in medium and lower categories by Moody's Investors Service, Inc. (“Moody’s”) or Standard & Poor's (“S&P”) (Ba or lower by Moody’s and BB or lower by S&P), but none rated lower than B. The Funds also may invest in unrated convertible securities and preferred stocks if Founders believes they are equivalent in quality to the rated securities that the Funds may buy.

     The Funds may invest in bonds, debentures, and corporate obligations – other than convertible securities and preferred stock - only if they are rated investment grade (Baa, BBB or higher) at the time of purchase. If a bond’s, debenture’s or other corporate obligation’s rating is reduced to below investment grade, or it becomes unrated, after purchase, the Funds may not invest more than 5% of a Fund’s total assets in the aggregate of such bonds, debentures, and corporate obligations, and any convertible securities, rated below investment grade or in unrated securities believed by Founders to be equivalent in quality to securities rated below investment grade. This 5% limitation does not apply to preferred stocks.

     Investments in lower rated or unrated securities are generally considered to be of high risk. Lower rated debt securities, commonly referred to as junk bonds, are generally subject to two kinds of risk, credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The Appendix to this SAI provides a description of such debt security ratings. The lower the rating given a security by a rating service, the greater the credit risk such rating service perceives to exist with respect to the security. Increasing the amount of a Fund's assets invested in unrated or lower grade securities, while intended to increase the yield produced by those assets, will also increase the risk to which those assets are subject.

     Interest rate risk relates to the fact that the market values of debt securities in which a Fund invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium and lower rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wider fluctuations in yields and market values than higher rated securities and may have speculative characteristics. The Funds are not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to a Fund's purchase of the securities, unless such a disposition is necessary to reduce a Fund's holdings of such securities to 5% or less of its total assets. In order to decrease the risk in investing in debt securities, in no event will a Fund ever invest in a debt security rated below B by Moody's or by S&P. Of course, relying in part on ratings assigned by credit agencies in making investments will not protect the Funds from the risk that the securities in which they invest will decline in value, since credit ratings represent evaluations of the safety of principal, dividend, and interest payments on preferred stocks and debt securities, and not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

     Because investment in medium and lower rated securities involves both greater credit risk and interest rate risk, achievement of the Funds' investment objectives may be more dependent on the investment adviser's own credit analysis than is the case for funds that do not invest in such securities. In addition, the share price and yield of the Funds may fluctuate more than in the case of funds investing in higher quality, shorter term securities. Moreover, a significant economic downturn or major increase in interest rates may result in issuers of lower rated securities experiencing increased financial stress, that would adversely affect their ability to service their principal, dividend, and interest obligations, meet projected business goals, and obtain additional financing. In this regard, it should be noted that while the market for high yield debt securities has been in existence for many years and from time to time has experienced economic downturns in recent years, this market has involved a significant increase in the use of high yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high yield debt securities market, particularly during periods of economic recession. Furthermore, expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Finally, while Founders attempts to limit purchases of medium and lower rated securities to securities having an established secondary market, the secondary market for such securities may be less liquid than the market for higher quality securities. The reduced liquidity of the secondary market for such securities may adversely affect the market price of, and ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations. The Funds do not invest in any medium and lower rated securities that present special tax consequences, such as zero coupon bonds or pay-in-kind bonds, although the Funds may purchase U.S. Treasury STRIPS as described under “Investment Strategies and Risks – Government Securities.”

     Founders seeks to reduce the overall risks associated with the Funds' investments through diversification and consideration of factors affecting the value of securities it considers relevant. No assurance can be given, however, regarding the degree of success that will be achieved in this regard or that the Funds will achieve their investment objectives.

Foreign Bank Obligations

     The Funds may invest in obligations of foreign depository institutions or their U.S. branches, or foreign branches of U.S. depository institutions.

     The obligations of foreign branches of U.S. depository institutions purchased by the Funds may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch. These obligations, and those of foreign depository institutions, may be limited by the terms of the specific obligation and by governmental regulation. The payment of these obligations, both interest and principal, also may be affected by governmental action in the country of domicile of the institution or branch, such as imposition of currency controls and interest limitations. In connection with these investments, a Fund will be subject to the risks associated with the holding of portfolio securities overseas, such as possible changes in investment or exchange control regulations, expropriation, confiscatory taxation, or political or financial instability.

     Obligations of U.S. branches of foreign depository institutions may be general obligations of the parent depository institution in addition to being an obligation of the issuing branch, or may be limited by the terms of a specific foreign regulation applicable to the depository institutions and by government regulation (both domestic and foreign).

Repurchase Agreements

     A repurchase agreement is a transaction under which a Fund acquires a security and simultaneously promises to sell that same security back to the seller at a higher price, usually within a seven-day period. The Funds may enter into repurchase agreements with banks or well-established securities dealers meeting criteria established by the Company’s Board of Directors. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the collateral securities acquired by a Fund (including accrued interest earned thereon) must have a total value at least equal to the value of the repurchase agreement, and are held as collateral by an authorized custodian bank until the repurchase agreement is completed. All repurchase agreements entered into by the Funds are marked to market daily. In the event of default by the seller under a repurchase agreement, the Fund may experience difficulties in exercising its rights to the underlying security and may incur costs in connection with the disposition of that security.

     None of the Funds have adopted any limits on the amounts of its total assets that may be invested in repurchase agreements that mature in less than seven days. Each of the Funds may invest up to 15% of the market value of its net assets, measured at the time of purchase, in securities that are not readily marketable, including repurchase agreements maturing in more than seven days. For a further explanation, see “Investment Strategies and Risks – Securities That Are Not Readily Marketable.”

Convertible Securities

     All Funds may buy securities convertible into common stock if, for example, Founders believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for purchase include convertible bonds, convertible preferred stocks, and warrants. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation's capital stock at a set price for a specified period of time. Warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of warrants do not necessarily move parallel to the prices of underlying securities.

Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of a corporation issuing them. Warrant positions will not be used to increase the leverage of a Fund; consequently, warrant positions are generally accompanied by cash positions equivalent to the required exercise amount.

Government Securities

     U.S. government obligations include, but are not limited to, Treasury bills, notes and bonds; Government National Mortgage Association (“Ginnie Mae”) pass-through securities; and issues of U.S. agencies, authorities, and instrumentalities. Obligations of other agencies, authorities and instrumentalities of the U.S. government include, but are not limited to, securities issued by the Federal Farm Credit Bank System (“FFCB”), the Federal Agricultural Mortgage Corporation ("Farmer Mac"), the Federal Home Loan Bank System (“FHLB”), the Financing Corporation (“FICO”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), Private Export Funding Corporation (“PEFCO”), the Student Loan Marketing Association (“Sallie Mae”), the Tennessee Valley Authority (“TVA”) and the U.S. Small Business Administration (“SBA”). Some government obligations, such as Ginnie Mae pass-through certificates, are supported by the full faith and credit of the United States Treasury. Other obligations, such as securities of the FHLB, are supported by the right of the issuer to borrow from the United States Treasury; and others, such as bonds issued by Fannie Mae (a private corporation), are supported only by the credit of the agency, authority or instrumentality, although the Secretary of the Treasury has discretionary authority, though not the obligation, to purchase obligations of Fannie Mae. The Funds also may invest in obligations issued by the International Bank for Reconstruction and Development (“IBRD” or "World Bank").

     All of the Funds may also purchase U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS essentially are zero-coupon bonds that are direct obligations of the U.S. Treasury. These bonds do not make regular interest payments; rather, they are sold at a discount from face value, and principal and accrued interest are paid at maturity. STRIPS may experience greater fluctuations in market value due to changes in interest rates and other factors than debt securities that make regular interest payments. A Fund will accrue income on STRIPS for tax and accounting purposes which must be distributed to Fund shareholders even though no cash is received at the time of accrual. Therefore, the Fund may be required to liquidate other portfolio securities in order to meet the Fund’s distribution obligations.

     The Funds also may invest in securities issued by foreign governments and/or their agencies. See “Investment Strategies and Risks – Foreign Securities and ADRs” above.

Mortgage-Related Securities

     Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations (see "Mortgage Pass-Through Securities"). The Funds may invest in such securities for temporary defensive purposes.

     Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities that normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or at specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by Ginnie Mae) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     Ginnie Mae is the principal governmental guarantor of mortgage-related securities. Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

     Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs") that represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a Fund's industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. government securities. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the Federal Housing Administration or the Department of Veterans Affairs.

     Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Interest and prepaid principal is paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Fannie Mae, or Freddie Mac, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     Risks of Mortgage-Related Securities. Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, which may adversely affect the investment's average life and yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Accordingly, amounts available for reinvestment by a Fund are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the risk that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. In addition, as a result of the uncertainty of cash flows of lower tranche CMOs, the market prices of and yield on those tranches generally are more volatile.

     Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     The duration of CMOs is calculated using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, such as those that developed in 1994, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

     A Fund's investments in CMOs also are subject to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security.

Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

Commercial Paper and Other Cash Securities

     A Fund may acquire commercial paper, certificates of deposit or bankers' acceptances. A certificate of deposit is a short-term obligation of a bank. A banker's acceptance is a time draft drawn by a borrower on a bank, usually relating to an international commercial transaction.

When-Issued Securities

     The Funds may purchase securities on a when-issued or delayed-delivery basis; i.e., the securities are purchased with settlement taking place at some point in the future beyond a customary settlement date. The payment obligation and, in the case of debt securities, the interest rate that will be received on the securities are generally fixed at the time a Fund enters into the purchase commitment. During the period between purchase and settlement, no payment is made by the Fund and, in the case of debt securities, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price, and the Fund bears the risk of such market value fluctuations. The Fund will maintain liquid assets, such as cash, U.S. government securities or other liquid equity or debt securities, having an aggregate value equal to the purchase price, segregated on the records of either the Founders or the Fund’s custodian until payment is made. A Fund also will segregate assets in this manner in situations where additional installments of the original issue price are payable in the future.

Borrowing and Lending

     If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is repaid. Each Fund will attempt to minimize such fluctuations by not purchasing securities when borrowings are greater than 5% of the value of the Fund's total assets. Interest on borrowings will reduce a Fund’s income. See “Investment Objectives and Restrictions – Fundamental Investment Restrictions” above for each Fund’s limitation on borrowing.

     Pursuant to an exemptive order issued by the SEC, the Funds are permitted to utilize an interfund credit facility that allows each Fund to lend money directly to and borrow money directly from other Funds for temporary or emergency purposes in accordance with the Funds’ investment policies and limitations. A Fund may borrow through the facility only when the costs are equal to or lower than the costs of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. Any delay in repayment to a lending Fund could result in a lost investment opportunity.

Securities of Other Investment Companies

     Each of the Funds may acquire securities of other investment companies, subject to the limitations of the 1940 Act, the rules thereunder and/or the conditions of applicable exemptive orders issued by the SEC. Except as provided below, no Fund may purchase securities of another investment company if, immediately after such purchase: (a) the Fund would own more than 3% of the voting securities of such company, (b) the Fund would have more than 5% of its total assets invested in the securities of such company, or (c) the Fund would have more than 10% of its total assets invested in the securities of all such investment companies. These are referred to hereafter as the “Investment Company Purchase Limitations.” In addition, a Fund may not purchase securities issued by a closed-end investment company if, immediately after such purchase, the Fund and any other Funds together own more than 10% of the voting securities of such closed-end fund. Should a Fund purchase securities of other investment companies, shareholders may incur additional management, advisory, and distribution fees.

     Each Fund also may invest its un-invested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the Investment Company Purchase Limitations described above.

     Securities of other investment companies that may be purchased by the Funds include exchange-traded funds (“ETFs”). ETFs are a type of index fund that trade like a common stock and represent a fixed portfolio of securities designed to track a particular market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market pending the purchase of individual securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the potential lack of liquidity of an ETF could result in it being more volatile. There is also a risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Additionally, ETFs have management fees which increase their costs. An investment by a Fund in an ETF is subject to the Investment Company Purchase Limitations, except where the ETF has been granted an exemption from such limitations by the SEC and the Fund has abided by all of the applicable conditions of the exemption.

     For purposes of determining compliance with the investment policies requiring certain Funds to invest at least 65% or 80% of their assets in particular types of securities, the Funds are permitted to “look through” their ETF holdings at the underlying portfolio securities held by the ETFs. For example, Mid-Cap Growth Fund has a policy of normally investing at least 80% of its net assets in equity securities of companies within the market capitalization range of companies comprising the Russell

Mid Cap Growth Index. If this Fund invested 2% of its net assets in an ETF known as a Standard & Poor’s Depository Receipt (“SPDR”), and it is assumed that half of the SPDR’s portfolio is invested in companies within the market capitalization range of the Russell Mid Cap Growth Index, then half of the Fund’s SPDR position, or 1% of its net assets, would count towards compliance with the Fund’s 80% policy.

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DIRECTORS AND OFFICERS

     The Board of Directors of the Company oversees all five Funds. The business and affairs of the Company are managed under the direction of the Board. All directors of the Company, as listed below, are Independent Directors, which means they are not "interested persons" (as defined in the 1940 Act). They are not affiliated with the Funds’ adviser, its parent company, or its affiliates. The directors have no official term of office and generally serve until they retire (normally at age 75, but subject to extension to age 80), resign, or are not reelected.

Directors

	Position(s)	Year
	Held	Joined	Principal Occupation(s)
Name and Age	with Company	Board	During Past Five Years	Other Directorships

ALAN S.	Chairman of	1991	Private investor. Formerly,	Director, Gore Range Natural
DANSON	the Board and		President and Director, D.H.	Science School and The Les
Age: 69	Director		Management, Inc., the	Streeter Program, Inc., both
			general partner of a limited	of which are non-profit
			partnership with technology	organizations.
company holdings (1996 to
2003).

ROBERT P.	Director	1998	Private investor. Chairman	Member, Boston Society of
MASTROVITA			of a private charitable	Security Analysts. Trustee,
Age: 64			foundation (1997 to present).	Partridge Academy. Director,
			Formerly, Chairman and	King Caesar Foundation.
Director, Hagler, Mastrovita
& Hewitt, Inc., a registered
investment adviser (1982 to
1997).

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TRYGVE E.	Director	1996	President, Myhren Media,	Director, AdPay, Inc.
MYHREN			Inc., a firm that invests in	Trustee, Executive
Age: 72			and then advises media,	Committee member, and
			telecommunications, Internet	Chairman of Faculty and
			and software companies.	Education Affairs Committee,


	Position(s)	Year
	Held	Joined	Principal Occupation(s)
Name and Age	with Company	Board	During Past Five Years	Other Directorships
			Special Limited Partner and	the University of Denver.
			member of Investment	Trustee, Denver Art Museum.
			Committee, Megunticook	Member, Colorado FORUM
			Funds, a venture capital firm	and Cable Television Hall of
			(1998 to present). Formerly,	Fame. U.S. Chief of Mission,
			President (1990 to 1996)	2006 Paralympic Games,
			and Director (1992 to 2001)	Torino/Sestrierre, Italy.
of the Providence Journal
Company, a diversified
media and communications
company. Formerly,
Chairman and Chief
Executive Officer of
American Television and
Communications
Corporation (now Time
Warner Cable) (1981 to
1988). Formerly, Chairman
of the National Cable
Television Association
(1986-1987).

GEORGE W.	Director	1998	Retired. Formerly, President	Vice Chairman of the Board
PHILLIPS			and Chief Executive Officer	and Chairman of the
Age: 70			(1992 to 1997) and Director	Investment Committee,
			(1992 to 2002) of Warren	Children’s Medical Center of
			Bancorp, Inc. Formerly,	Boston.
President, Chief Executive
Officer and Director of
Warren Five Cents Savings
Bank (1992 to 1997).

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MARTHA A.	Director	2005	Retired. Formerly,	Formerly, Board member and
SOLIS-TURNER			Telecommunications	Treasurer, Mile High
Age: 48			Director, Wholesale Markets	Montessori Early Learning
			(1995 to 2001), and	Centers (2002 to 2008).
			Manager (1990 to 1995),	Formerly, Board member
			Qwest Communications	(1995 to 2004) and Vice
			International Inc.	President (2002 to 2004),
Curtis Park Community
Center. Both are non-profit
organizations.

Committees

     The committees of the Board, all of which are composed of all of the directors (all of whom are non-interested or “independent”), are the Executive Committee, Audit Committee, and Investment Integrity Committee. The Company also has a Committee on Directors, chaired by Mr. Danson and also composed of all of the directors, which serves as a nominating committee. The selection and nomination of the Company's Independent Directors is a matter left to the discretion of such Independent Directors. The Committee on Directors did not meet in 2008. When a vacancy on the Board occurs, the Committee on Directors considers nominees recommended by Fund shareholders. Shareholders desiring to recommend a nominee should send a written recommendation, together with the nominee’s resume, to: Chairman, Dreyfus Funds, Inc., 210 University Boulevard, Suite 800, Denver, CO 80206-4658.

     Except for certain powers that, under applicable law, may only be exercised by the full Board of Directors, the Executive Committee may exercise all powers and authority of the Board of Directors in the management of the business of the Company. The Executive Committee did not meet in 2008.

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     The Audit Committee meets periodically with the Company’s independent registered public accounting firm and the executive officers of Founders. This Committee, which met four times during 2008, reviews the accounting principles being applied by the Company in financial reporting, the scope and adequacy of internal controls, the responsibilities and fees of the Company’s independent registered public accounting firm and other matters. The Investment Integrity Committee, which met four times during 2008, monitors compliance with several Fund policies, including those governing brokerage, trade allocations, proxy voting, cross trades, and the Funds’ Code of Ethics. The Investment Integrity Committee is also responsible for determining the methods used to value Fund securities for which market quotations are not readily available, subject to the approval of the Board. Previously, the Company’s Valuation Committee, which met three times and acted on several valuation matters by written consent during 2008, was responsible for such determinations. In August 2008 the Investment Integrity Committee assumed the responsibilities previously held by the Valuation Committee, and the Valuation Committee was terminated.

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Beneficial Ownership of Securities

     The following table gives the dollar range of shares of each Fund, as well as the aggregate dollar range of all Funds overseen by the Directors, owned by each Director as of December 31, 2008.

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	Alan S.	Robert P.	Trygve E.	George W.	Martha A.
	Danson	Mastrovita	Myhren	Phillips	Solis-
					Turner

Discovery	None	$10,001 -	$1 -	$10,001 -	None
		$50,000	$10,000	$50,000

Equity Growth	None	$50,001 -	$1 -	None	None
		$100,000	$10,000

Global Growth	None	$50,001 -	$1 -	Over	None
		$100,000	$10,000	$100,000

Mid-Cap Growth	$10,001 -	$10,001 -	$1 -	None	None
	$50,000	$50,000	$10,000

Passport	None	$10,001 -	$1 -	$50,001 -	$1 -
		$50,000	$10,000	$100,000	$10,000

Aggregate Holdings in	$10,001 -	Over	$10,001 -	Over	$1 -
Dreyfus Funds, Inc.	$50,000	$100,000	$50,000	$100,000	$10,000
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     None of the Directors or their immediate family members owned securities of Founders, the Distributor or their affiliates as of December 31, 2008.

Director Compensation

     The following table sets forth, for the fiscal year ended December 31, 2008, the compensation paid by the Company to its directors for services rendered in their capacities as directors of the Company. The Company has no plan or other arrangement pursuant to which any of the Company's directors receive pension or retirement benefits. Therefore, none of the Company's directors has estimated annual benefits to be paid by the Company upon retirement.

Compensation Table
Total compensation from
Company (5 Funds total)
Name of Person, Position [1]	paid to Directors [2]

Alan S. Danson, Chairman and Director	$56,000
Robert P. Mastrovita, Director	$53,500
Trygve E. Myhren, Director	$51,500
George W. Phillips, Director	$50,500
Martha Solis-Turner, Director	$46,500

Total compensation from
Company (5 Funds total)
Name of Person, Position [1]	paid to Directors [2]

TOTAL	$303,000[3]

1	The Chairman of the Board, the Chairmen of the Audit, Investment Integrity and Valuation Committees and the Vice Chairman of the Audit Committee, each received compensation for serving in such capacities in 2008 in addition to the compensation paid to all directors.
2	These amounts include compensation paid to each director for services rendered in connection with the Dreyfus Founders Balanced Fund. The Balanced Fund merged into the Growth and Income Portfolio of Dreyfus LifeTime Portfolios, Inc. on May 14, 2008. The Balanced Fund was terminated as a result of the merger.
3	This amount includes compensation of $45,000 paid to a former director of the Company who resigned on August 21, 2008.

     In March 2000, the directors adopted a deferred compensation plan pursuant to which they may defer all or a portion of the compensation payable to them as directors of the Company. The deferred amounts are invested by the Company in the shares of one or more Funds. Participating directors therefore may be deemed to have an indirect interest in the shares of such Funds in addition to any Fund shares that they may own directly. These indirect interests are included in the table under “Directors and Officers – Beneficial Ownership of Securities.”

Officers

     The officers of the Company, their ages, positions with the Company, length of time served, and their principal occupations for the last five years appear below. Company officers are elected annually by the Board and continue to hold office until they resign or are removed, or until their successors are elected. Except as discussed under “Investment Adviser, Distributor and Other Service Providers – Investment Adviser” below, Founders pays the salaries, fees and expenses of all Founders officers and other employees connected with the operation of the Company.

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Position(s) Held
Name	with Company and	Principal Occupation(s) During Past
and Age	Length of Time Served	Five Years

J. David Officer	President and Principal	Chief Operating Officer, Vice Chairman
Age: 60	Executive Officer since	and a director of Dreyfus, and an officer
	May 2007.	of 76 investment companies (comprised
of 172 portfolios) managed by Dreyfus.
He has been an employee of Dreyfus
since April 1, 1998. Executive Vice
President of The Bank of New York
Mellon. Director and President of the
Distributor. Chairman, President and
Chief Executive Officer of Founders
(since April 2008).


Position(s) Held
Name	with Company and	Principal Occupation(s) During Past
and Age	Length of Time Served	Five Years

Kenneth R. Christoffersen	Secretary since 2000,	Founders’ Senior Vice President – Legal,
Age: 53	and from 1996 to 1998,	General Counsel and Secretary.
	and Vice President since	Assistant Secretary of the Distributor
	February 2008.	since 2003. Employed by Founders and
its predecessor company since 1996.
Managing Counsel of BNY Mellon.

Steven M. Anderson	Treasurer, Principal	Vice President, BNY Mellon Asset
Age: 44	Financial Officer and	Management (since 2003). Vice
	Principal Accounting	President, Treasurer and Chief Financial
	Officer since September	Officer, Mellon Optima L/S Strategy
	2007.	Fund, LLC (since 2005). Treasurer and
Chief Financial Officer BNY/IVY Multi-
Strategy Hedge Fund, LLC (since
2008). Formerly, Vice President (1999
to 2008), Treasurer and Chief Financial
Officer of Mellon Institutional Funds
Investment Trust (2002 to 2008).
Assistant Vice President and Mutual
Funds Controller, Standish Mellon Asset
Management Company, LLC (2000 to
2003).

Janelle E. Belcher	Chief Compliance Officer	Founders’ Chief Compliance Officer
Age: 51	since 2004.	since 2004 and Vice President –
Compliance since 2002. Formerly,
Founders’ Manager of Compliance (2000
to 2002) and Securities Compliance
Examiner, Staff Accountant and Team
Leader for the U.S. Securities and
Exchange Commission (1990 to 2000).


James Bitetto	Assistant Secretary since	Senior Counsel of The Bank of New
Age: 42	March 2009.	York Mellon Corporation (“BNY
Mellon”) and Secretary of Dreyfus, and
an officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. He has been an employee
of Dreyfus since December 1996.

Joni Lacks Charatan	Assistant Secretary since	Senior Counsel of BNY Mellon, and an
Age: 53	March 2009.	officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. She has been an
employee of Dreyfus since October
1988.

Joseph M. Chioffi	Assistant Secretary since	Senior Counsel of BNY Mellon, and an
Age: 47	March 2009.	officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. He has been an employee


Position(s) Held
Name	with Company and	Principal Occupation(s) During Past
and Age	Length of Time Served	Five Years
of Dreyfus since June 2000.

Janette E. Farragher	Assistant Secretary since	Assistant General Counsel of BNY
Age: 46	March 2009.	Mellon, and an officer of 77 investment
companies (comprised of 193
portfolios) managed by Dreyfus. She
has been an employee of Dreyfus
since February 1984.

John B. Hammalian	Assistant Secretary since	Managing Counsel of BNY Mellon, and
Age: 45	March 2009.	an officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. He has been an employee
of Dreyfus since February 1991.

Robert R. Mullery	Assistant Secretary since	Managing Counsel of BNY Mellon, and
Age: 56	March 2009.	an officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. He has been an employee
of Dreyfus since May 1986.

Jeff Prusnofsky	Assistant Secretary since	Managing Counsel of BNY Mellon, and
Age: 43	March 2009.	an officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. He has been an employee
of Dreyfus since October 1990.

Michael A. Rosenberg	Assistant Secretary since	Assistant General Counsel of BNY
Age: 49	March 2009.	Mellon, and an officer of 77 investment
companies (comprised of 193
portfolios) managed by Dreyfus. He
has been an employee of Dreyfus
since October 1991.

Robert S. Robol	Assistant Treasurer since	Senior Accounting Manager –Fixed
Age: 45	September 2006.	Income Funds of Dreyfus, and an
officer of 77 investment companies
(comprised of 193 portfolios) managed
by Dreyfus. He has been an employee
of Dreyfus since 1988.

Robert Salviolo	Assistant Treasurer since	Senior Accounting Manager –Equity
Age: 42	May 2007.	Funds of Dreyfus, and an officer of 77
investment companies (comprised of
193 portfolios) managed by Dreyfus.
He has been an employee of Dreyfus
since June 1989.

Robert Svagna	Assistant Treasurer since	Senior Accounting Manager – Equity
Age: 42	September 2006.	Funds of Dreyfus, and an officer of 77
investment companies (comprised of
193 portfolios) managed by Dreyfus.
He has been an employee of Dreyfus


Position(s) Held
Name	with Company and	Principal Occupation(s) During Past
and Age	Length of Time Served	Five Years
since 1990.

William G. Germenis	Anti-Money Laundering	Vice President and Anti-Money
Age: 38	Compliance Officer for	Laundering Compliance Officer of the
	the Class A, Class B,	Distributor, and Anti-Money Laundering
	Class C, and Class I	Compliance Officer of 73 investment
	shares since 2002 and	companies (comprised of 189 portfolios)
	for the Class F shares	managed by Dreyfus. Employed by the
	since 2003.	Distributor since 1998.

     As of March 31, 2009, the Company's directors and officers as a group owned less than 1% of the outstanding shares of each class of each Fund.

     Except for Messrs. Anderson and Christoffersen, and Ms. Belcher, each of the Company’s officers may be contacted at The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. The Company’s directors, Mr. Christoffersen and Ms. Belcher may be contacted at the Funds’ address: 210 University Boulevard, Suite 800, Denver, Colorado 80206-4658. Mr. Anderson may be contacted at BNY Mellon Asset Management, One Boston Place, Boston, Massachusetts 02108.

INVESTMENT ADVISER, DISTRIBUTOR AND OTHER SERVICE PROVIDERS

Investment Adviser

     Founders serves as investment adviser to the Funds. Founders is a wholly-owned subsidiary of the Distributor, which is a wholly-owned subsidiary of Dreyfus, which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation ("BNY Mellon"). As described below under “Distributor,” the Distributor serves as the distributor of the Funds. Dreyfus serves as the investment adviser to the Dreyfus family of mutual funds. The Distributor and Dreyfus are located at 200 Park Avenue, New York, New York 10166. BNY Mellon is a global financial services company incorporated under Delaware law in 2007 and registered under the Federal Bank Holding Company Act of 1956, as amended. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services.

     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. Founders has informed the Company that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

     Under the investment advisory agreement between the Company, on behalf of each Fund, and Founders, Founders furnishes investment management and administrative services to the Funds, subject to the overall supervision of the Board of Directors of the Company. In addition, Founders provides office space and facilities for the Funds and pays the salaries, fees and expenses of all Founders officers and other employees connected with the operation of the Company. However, the Funds pay a portion of the cost of the services performed by the Company’s Chief Compliance Officer and her staff. During the month ended December 31, 2008, the first period during which the Funds paid these costs, the Funds were charged $9,167 in the aggregate for these services.

     The Funds compensate Founders for its services by the payment of fees computed daily and paid monthly as follows:

	Mid-Cap Growth Fund
On Assets in Excess of	But Not Exceeding	Annual Fee
$0	$30,000,000	1.00%
30,000,000	300,000,000	0.75%
300,000,000	500,000,000	0.70%
500,000,000	---	0.65%

	Equity Growth Fund
On Assets in Excess of	But Not Exceeding	Annual Fee
$0	$250,000,000	0.65%
250,000,000	500,000,000	0.60%
500,000,000	750,000,000	0.55%
750,000,000	---	0.50%

Discovery, Passport and Global Growth Funds
On Assets in Excess of	But Not Exceeding	Annual Fee
$0	$250,000,000	1.00%
250,000,000	500,000,000	0.80%
500,000,000	---	0.70%

     The investment advisory fees are calculated based on each Fund's net assets as a whole, and are then allocated among each Fund's respective Classes based on their relative net assets.


     The net assets of the Funds at the end of fiscal year 2008 were as follows: Discovery Fund - $119,964,279; Equity Growth Fund - $283,130,712; Global Growth Fund - $28,530,808; Mid-Cap Growth Fund - $124,362,229; and Passport Fund -$33,537,120.


     The Funds pay all of their expenses not assumed by Founders, including fees and expenses of all members of the Board of Directors, of advisory boards or of committees of the Board of Directors; compensation of the Funds’ custodian, transfer agent and other agents; an allocated portion of premiums for insurance required or permitted to be maintained under the 1940 Act; expenses of computing the Funds' daily per share net asset value; legal and accounting expenses; brokerage commissions and other transaction costs; interest; all federal, state and local taxes (including stamp, excise, income and franchise taxes); fees payable under federal and state law to register or qualify the Funds' shares for sale; an allocated portion of fees and expenses incurred in connection with membership in investment company organizations and trade associations; preparation of prospectuses (including typesetting) and printing and distribution thereof to existing shareholders; expenses of local representation in Maryland; and expenses of shareholder and directors meetings and of preparing, printing and distributing reports to shareholders. The Company also has the obligation for expenses, if any, incurred by it in connection with litigation, proceedings or claims, and the legal obligation it may have to indemnify its officers and directors with respect thereto. In addition, Class B, Class C and Class F shares are subject to an annual distribution fee and Class A, Class B and Class C shares are subject to an annual service fee. See “Distribution Plans and Shareholder Services Plans.”

     For the fiscal years ended December 31 2008, 2007 and 2006, the management fee for each Fund, the amounts waived by Founders, and the actual net fees paid by each Fund were as follows:


		Management Fee		Reduction in Fee [1]				Net Fee Paid
Fund	2008	2007	2006	2008	2007	2006	2008	2007	2006
Discovery	$1,756,041	$2,551,412	$3,368,131	$0	$0	$0	$1,756,041	$2,551,412	$3,368,131
Equity Growth	$2,694,585	$2,312,574	$1,422,728	$0	$0	$0	$2,694,585	$2,312,574	$1,442,728
Global Growth	$461,075	$651,829	$579,025	$45,955	$24,132	$0	$415,120	$627,697	$579,025
Mid-Cap Growth	$1,820,615	$2,338,134	$1,181,851	$0	$0	$0	$1,820,615	$2,338,134	$1,181,851
Passport	$618,632	$1,078,258	$1,111,695	$126,616	$74,597	$0	$492,016	$1,003,661	$1,111,695

1 Portions of the management fees for certain Funds were previously waived voluntarily by Founders. These fee waivers are no longer in effect.

     The advisory agreement between Founders and the Company on behalf of each of the Funds was approved by the shareholders of each Fund at a shareholders' meeting of the Company held on February 17, 1998 for an initial term ending May 31, 1999. The advisory agreement was renewed on August 20 2008 by the Company’s Board of Directors, including all of the Independent Directors, for a period ending August 31, 2009. The advisory agreement may be continued from year to year thereafter either by the vote of a majority of the entire Board of Directors or by the vote of a majority of the outstanding voting securities of each Fund, and in either case, after review, by the vote of a majority of the Independent Directors of the Company, cast in person at a meeting called for the purpose of voting on such approval.

     With respect to each Fund, the advisory agreement may be terminated without penalty at any time by the Board of Directors of the Company or by vote of a majority of the outstanding securities of the Fund on 60 days' written notice to Founders or by Founders on 60 days' written notice to the Company. The agreement will terminate automatically if it is assigned, as that term is defined in the 1940 Act. Finally, the agreement provides that Founders shall not be subject to any liability in connection with matters to which the agreement relates in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as sub-adviser to other mutual funds. The officers of Founders include J. David Officer, Chairman, President and Chief Executive Officer; Janelle E. Belcher, Vice President and Chief Compliance Officer; James Bitetto, Assistant Secretary; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gary R. Pierce, Assistant Treasurer and John P. Shea, Treasurer. The affiliations of Messrs. Bitetto, Christoffersen and Officer, and Ms. Belcher, with the Company are shown under the “Directors and Officers” section of this SAI.


Portfolio Managers

     Portfolio Management. Founders manages each Fund's investments in accordance with the stated policies of the Fund, subject to the oversight of the Company’s Board. Founders is responsible for investment decisions and provides the Funds with portfolio managers who execute purchases and sales of securities for the relevant Fund. The portfolio managers of Discovery Fund are B. Randall Watts, Jr. (primary portfolio manager) and Hans Von der Luft. The portfolio managers of Equity Growth Fund are Elizabeth Slover (primary portfolio manager), Barry K. Mills, CFA and David M. Sealy. The portfolio manager of Mid-Cap Growth Fund is Fred A. Kuehndorf. The portfolio managers of Passport Fund are William S. Patzer and Mark A. Bogar (co-primary portfolio managers). The portfolio managers of the foreign portion of the Global Growth Fund are Mr. Patzer (primary portfolio manager) and Justin R. Sumner. The portfolio manager of the domestic portion of the Global Growth Fund is Sean P. Fitzgibbon. Each of the portfolio managers is an employee of both The Boston Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, and Founders.

     Other Accounts Managed. As of December 31, 2008, for each Fund portfolio manager (except Messrs. Fitzgibbon and Kuehndorf, and Ms. Slover) who manages more than one Fund or who manages other accounts, the information below shows the number and total assets of the accounts managed by the portfolio manager. Information for Messrs. Fitzgibbon and Kuehndorf, and Ms. Slover, who became portfolio managers on January 6, 2009, is shown as of March 31, 2009. Unless otherwise noted, the advisory fee for these accounts is not based on the performance of the account.


Mark A. Bogar

	Company Funds	Other Registered	Other Pooled	Other Accounts
	Managed	Investment Companies	Investment	Managed*
		Managed	Vehicles Managed
Number	1	8	3	15
Total Assets	$33.5 million	$673 million	$174 million	$897 million

Sean P. Fitzgibbon

	Company Funds	Other Registered	Other Pooled	Other Accounts
	Managed	Investment Companies	Investment	Managed**
		Managed	Vehicles Managed
Number	1	9	3	21
Total Assets	$25.2 million	$2.64 billion	$68 million	$791 million

Fred A. Kuehndorf

	Company Funds	Other Registered	Other Pooled	Other Accounts
	Managed	Investment Companies	Investment	Managed
		Managed	Vehicles Managed
Number	1	3	1	6
Total Assets	$110.0 million	$551 million	$5.9 million	$229.9 million

William S. Patzer

	Company Funds	Other Registered	Other Pooled	Other Accounts
	Managed	Investment Companies	Investment	Managed*
		Managed	Vehicles Managed
Number	2	8	3	15
Total Assets	$62.0 million	$673 million	$174 million	$897 million


Elizabeth Slover

	Company Funds	Other Registered	Other Pooled	Other Accounts
	Managed	Investment Companies	Investment	Managed
		Managed	Vehicles Managed
Number	1	4	0	2
Total Assets	$257.9 million	$463.4 million	0	$18.3 million

B. Randall Watts, Jr.

	Company Funds	Other Registered	Other Pooled	Other Accounts
	Managed	Investment Companies	Investment	Managed
		Managed	Vehicles Managed
Number	1	5	3	24
Total Assets	$120.0 million	$544.9 million	$102 million	$1.03 billion

* The advisory fee for 3 of these accounts, which have total assets of $102 million, is based on the performance of each account.


** The advisory fee for 2 of these accounts, which have total assets of $159.8 million, is based on the performance of each account.


     Conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. For example, certain of Founders’ portfolio managers may be responsible for simultaneously managing hedge funds, as well as separate accounts and other pooled investment vehicles, along side the Funds. Portfolio managers who manage multiple Funds and/or other accounts are presented with the following potential conflicts:


• The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of a Fund and/or other account. Founders seeks to manage such competing interests by having portfolio managers focus on a portfolio investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds. For accounts managed by a portfolio manager with differing investment strategies, less time may be spent on an account’s investment strategy than if the portfolio manager only managed accounts with all of the same investment strategies. In addition, it is possible, due to varying investment restrictions among other accounts or other reasons, that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts.

• If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. In addition, a portfolio manager potentially could favor a Fund or other account over others if the portfolio manager has a beneficial interest in the Fund or account. To deal with these situations, Founders has adopted procedures designed to ensure that, over time, allocations of trades and initial public offering (“IPO”) securities among eligible Funds and other accounts is fair and equitable.

• The appearance of a conflict of interest may arise where Founders has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

     Founders and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

     In addition, conflicts of interest may arise when a portfolio manager makes personal investments in securities, including securities that may be purchased or held by the Funds or other accounts. Founders and the Funds have adopted a code of ethics that is designed to address such conflicts of interest. See “Additional Information – Code of Ethics.” However, there is no guarantee that the code of ethics will detect each and every situation in which a conflict arises.


     Compensation. The portfolio managers are dual employees of Founders and The Boston Company, an affiliate of Founders. Their cash compensation is comprised primarily of a market-based salary and incentive compensation, including both annual and long-term retention incentive awards. Portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan, and annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. Actual individual awards are determined based on The Boston Company's financial performance, individual investment performance, individual contribution and other qualitative factors.


     Select senior portfolio managers of The Boston Company participate in a more formal structured compensation plan. This plan is designed to compensate top investment professionals for superior investment performance and business results. It is a two stage model: an opportunity range is determined based on level of current business (assets under management, revenue) and an assessment of long term business value (growth, retention, development). A significant portion of the opportunity awarded is structured and based upon the one-year, three-year, and five-year (three-year and five-year weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate peer groups. Other factors considered in determining the award are individual qualitative performance based on seven discretionary factors (e.g. leadership, teamwork, etc.), and the asset size and revenue growth or retention of the products managed. In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of the fund's realized performance fee.

     For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

     All portfolio managers and analysts are also eligible to participate in The Boston Company Asset Management Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or BNY Mellon restricted stock (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company's net income (capped at 20% and with a minimum payout of the BNY Mellon 3-year CD rate).


     Incentive compensation awards are generally subject to management discretion and pool funding availability. Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of the overall profitability of The Boston Company. Awards are paid in cash on an annual basis. However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.


     Ownership of Securities. The following information shows the beneficial ownership by each Fund portfolio manager in the Fund(s) they manage, as of December 31, 2008 (information shown for Messrs. Fitzgibbon and Kuehndorf, and Ms. Slover, is as of March 31, 2009).


Mark A. Bogar
Passport	None


Sean P. Fitzgibbon
Global Growth	None

Fred A. Kuehndorf
Mid-Cap Growth	None

William S. Patzer
Passport	None
Global Growth	None


Elizabeth Slover
Equity Growth	None

B. Randall Watts, Jr.
Discovery	None

Distributor


     MBSC Securities Corporation, located at 200 Park Avenue, New York, New York 10166, serves as the Funds’ distributor (the “Distributor”) on a best efforts basis. Founders is a wholly-owned subsidiary of the Distributor. The Distributor also acts as distributor for the Dreyfus Family of Funds and BNY Mellon Funds Trust.


     The amounts retained on the sale of Fund shares by the Distributor from sales loads and contingent deferred sales charges ("CDSCs"), as applicable, with respect to Class A, Class B and Class C shares, for the fiscal years ended December 31, 2008, 2007 and 2006 are set forth below.


	Year ended December 31,
	2008	2007	2006

Discovery
Class A	$628	$1,030	$825
Class B	$324	$11,742	$18,182
Class C	$459	$642	$1,612

Equity Growth
Class A	$1,494	$3,241	$3,762
Class B	$1,561	$1,570	$3,061
Class C	$1,100	$2,285	$304

Global Growth
Class A	$210	$534	$296
Class B	$92	$253	$3,177
Class C	$151	$8	$649

Mid-Cap Growth
Class A	$11,453	$93,067	$32,446
Class B	$2,143	$2,880	$5,416
Class C	$20,478	$14,425	$599


	Year ended December 31,
	2008	2007	2006

Passport
Class A	$84	$283	$413
Class B	$4,194	$2,319	$13,286
Class C	$393	$19,972	$8,951

     The provisions for the continuation, termination and assignment of the Funds’ agreement with the Distributor are identical to those described above with regard to the investment advisory agreement.

     The Distributor compensates certain financial institutions (which may include banks), securities dealers (“Selected Dealers”) and other industry professionals (collectively, “Service Agents”) for selling Class A shares of the Funds subject to a CDSC, and Class C shares of the Funds at the time of purchase from its own assets. The Distributor also compensated certain Service Agents for selling Class B shares at the time of purchase from its own assets when the Funds offered Class B shares; the Funds no longer offer Class B shares except in connection with a dividend reinvestment and permitted exchanges. The proceeds of the CDSC and fees pursuant to the Company’s Class B and C and Distribution Plan (as described below), in part, are used to defray the expenses incurred by the Distributor in connection with the sale of the applicable class of Fund shares. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A shares of the Funds subject to a CDSC, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the amount invested. The Distributor generally will pay Service Agents 1% on new investments of Class C shares made through Service Agents and generally paid Service Agents 4% on new investments of Class B shares made through such Service Agents, of the net asset value of such shares purchase by their clients.

     The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments (“Retirement Plans”), or other programs. The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or IRAs set up under a Simplified Employee Pension Plan (“SEP-IRAs”). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Funds, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

     The Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees, sub-transfer agency fees and/or shareholder services fees or other expenses paid by the Funds to those intermediaries. Because those payments are not made by you or the Funds, the Funds’ total expense ratios will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, record-keeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Distributor’s own resources to Service Agents for inclusion of a Fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, the Distributor also may provide cash or non-cash compensation to Service Agents or their representatives in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments may create an incentive for a Service Agent or its employees to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Funds.

Transfer Agent and Custodian

     Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, serves as the Funds’ transfer and dividend disbursing agent (the “Transfer Agent”). The Transfer Agent is located at 200 Park Avenue, New York, New York 10166. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Funds, and the payment of dividends and distributions payable by the Funds. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York Mellon, a wholly-owned subsidiary of BNY Mellon, acts as the custodian (the “Custodian”) of the Funds’ investments, and is located at One Wall Street, New York, New York 10286. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Funds, the Custodian holds the Funds’ securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund’s assets held in custody and receives certain securities transaction charges.

PURCHASE OF SHARES

     General. Class A and Class C shares may be purchased only by clients of certain Service Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent, or your Service Agent.

     As of June 1, 2006 (the “Effective Date”), Class B shares of each Fund are offered only in connection with dividend reinvestment and exchanges of Class B shares of certain other funds advised by Founders or by Dreyfus, or shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. held in an Exchange Account (as defined under “Shareholder Services – Fund Exchanges”) as a result of a previous exchange of Class B shares. No new or subsequent investments, including through automatic investment plans, are allowed in Class B shares of any Fund, except through dividend reinvestment and permitted exchanges. If you hold Class B shares and make a subsequent investment in Fund shares, unless you specify the Class of shares you wish to purchase, such subsequent investment will be made in Class A shares and will be subject to any applicable sales load. For Class B shares outstanding on the Effective Date and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion to Class A features and Distribution Plan and Shareholder Services Plan fees, will continue in effect.

     Class I shares are offered only to: (i) bank trust departments, trust companies and insurance companies that have entered into agreements with the Fund’s Distributor to offer Class I shares to their clients, (ii) institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments (“Retirement Plans”), and IRAs set up under Simplified Employee Pension Plans (“SEP-IRAs”) (Class I shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA that has entered into an agreement with the Fund’s Distributor to offer Class I shares to such Retirement Plan or SEP-IRA), (iii) law firms or attorneys acting as trustees or executors/administrators, (iv) foundations and endowments that make an initial investment in the Fund of at least $1 million, (v) sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the Fund and do not require shareholder tax reporting or 529 account support responsibilities from the Fund’s Distributor, and (vi) advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available. In addition, the Funds offer Class I shares to additional types of investors and/or have investors in Class I who are “grandfathered” and may continue to purchase Class I shares of the particular Fund for their existing accounts (whether or not they would otherwise be eligible to do so). Institutions effecting transactions in Class I shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

     Class F shares generally are offered only to persons or entities who have continuously maintained a Class F account with any Fund since December 30, 1999. These include, without limitation, customers of certain financial institutions which offer Retirement Plan programs and which have had relationships with Founders and/or any Fund continuously since December 30, 1999. See the applicable Fund’s Prospectus for more detailed information regarding eligibility to purchase Class F shares. In addition, holders of Class A shares of Equity Growth Fund who are former holders of Class F shares of Dreyfus Founders Growth Fund (which was reorganized into Equity Growth Fund on August 10, 2007) may convert their Equity Growth Fund Class A shares into Equity Growth Fund Class F shares.

     Effective on February 4, 2009 (the “Exchange Date”), the Funds no longer offered Class T shares. Holders of Class T shares as of the Exchange Date automatically received in exchange for their Class T shares of a Fund Class A shares of the Fund having an aggregate net asset value equal to the aggregate value of the shareholder’s Class T shares.

     You will be charged a fee if an investment check is returned unpayable. The Company does not issue stock certificates.

     The Company reserves the right to reject any purchase order. The Company will not establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter. No Fund will accept cash, traveler’s checks or money orders as payment for shares.

     When purchasing Fund shares, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the Funds’ prospectuses for a further discussion of those factors.

     In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the

Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the Company’s Prospectuses and this SAI and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Services Agent in this regard. As discussed under “Investment Adviser, Distributor and Other Service Providers – Distributor,” Service Agents may receive revenue sharing payments from the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of a Fund instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Except as stated below, the minimum initial investment for all Classes is $1,000, and the minimum subsequent investment is $100. However, with respect to Classes A, C, and F, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and IRA “Rollover Accounts”) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. With respect to all Classes, for full-time or part-time employees of Founders or any of its affiliates who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a Fund advised by Founders, including members of the Company’s Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in a Fund. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Subsequent investments for employees for all Classes is $100. The Internal Revenue Code of 1986, as amended (the “Code”), imposes various limitations on the amount that may be contributed to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan or government-sponsored programs. Participants and plan sponsors should consult their tax advisers for details.

     The minimum initial investment through an exchange for Class B shares of a Fund is $1,000. Subsequent exchanges for Class B shares of a Fund must be at least $500.

     The Funds’ (all Classes) minimum subsequent investment requirements will be waived on investments made through the Dreyfus Managed Assets Program or through other wrap account programs.

     Class A, C, F and I shares also may be purchased through Dreyfus Automatic Asset Builder®, Dreyfus Payroll Savings Plan and Dreyfus Government Direct Deposit Privilege described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis. Net asset value per share is determined as described under “Pricing of Shares.”

     If an order is received in proper form by the Transfer Agent or any other entity authorized to receive orders on behalf of the Company by the close of regular trading on the floor of the New York Stock Exchange (the “NYSE”) (usually 4:00 p.m. Eastern time) on a day the NYSE is open, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the NYSE on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of regular trading on the floor of the NYSE on the next day the NYSE is open, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of regular trading on the floor of the NYSE on a day the NYSE is open and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the public offering price per share determined as of the close of regular trading on the floor of the NYSE on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

     Class A Shares. The public offering price for Class A shares of the Funds is the net asset value per share of that Class plus, except for shareholders beneficially owning Class T shares of a Fund on the Exchange Date, a sales load as shown below:

	Total Sales Load* – Class A Shares
	As a % of	As a % of net	Dealers’
Amount of	offering price	asset value	Reallowance as a
Transaction	per share	per share	% of offering price
Less than $50,000	5.75	6.10	5.00
$50,000 to less than	4.50	4.70	3.75
$100,000
$100,000 to less than	3.50	3.60	2.75
$250,000
$250,000 to less than	2.50	2.60	2.25
$500,000
$500,000 to less than	2.00	2.00	1.75
$1,000,000
$1,000,000 or more	-0-	-0-	-0-

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     For shareholders of a Fund who received Class A shares of the Fund in exchange for their Class T shares of the Fund on the Exchange Date, the public offering price for Class A shares of such Fund is the net asset value per share of that Class plus a sales load as shown below:

	Total Sales Load* – Class A Shares
	As a % of	As a % of net	Dealers’
Amount of	offering price	asset value	Reallowance as a
Transaction	per share	per share	% of offering price
Less than $50,000	4.50	4.70	4.00
$50,000 to less than	4.00	4.20	3.50
$100,000
$100,000 to less than	3.00	3.10	2.50
$250,000
$250,000 to less than	2.00	2.00	1.75
$500,000
$500,000 to less than	1.50	1.50	1.25
$1,000,000
$1,000,000 or more	-0-	-0-	-0-

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     A contingent deferred sales charge (“CDSC”) of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. See “Investment Adviser, Distributor and Other Service Providers – Distributor”.

     Class B Shares. Class B shares of each Fund are offered only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other funds. The public offering price for such Class B shares is the net asset value per share of the Class. No initial sales charge is imposed at the time of dividend reinvestment or exchange. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Fund’s Prospectus and in this SAI under “Redemption of Shares – Contingent Deferred Sales Charge – Class B Shares.”

     Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares of a Fund that have been acquired through the Fund’s reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder’s Class B shares converting to Class A shares bears to the total Class B shares held by the shareholder not acquired through the reinvestment of the Fund’s dividends and distributions.

     Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See “Redemption of Shares – Contingent Deferred Sales Charge – Class C Shares.”

     Class F and Class I Shares. The public offering price for Class F and Class I shares is the net asset value per share of the respective Class.

     Dealer Reallowance -- Class A Shares. The dealer reallowance provided with respect to Class A shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by Founders or Dreyfus, which are sold with a sales load, such as Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

     Class A Shares Offered at Net Asset Value. Full-time employees of FINRA member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with a FINRA member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if Fund shares are offered to such plans or programs), or for their spouses or minor children, at net asset value without a sales load, provided they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with FINRA member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of Founders or any of its affiliates or subsidiaries, members of Founders’ Board of Managers, members of the Company’s Board, members of the board of directors/trustees of any fund managed by an affiliate of Founders, or the spouse or minor child of any of the foregoing. This policy enables persons who are involved in the management, distribution or oversight of the Funds to have ownership stakes in the Funds if they so desire without the necessity of paying a sales load.

     Class A shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA “Rollover Accounts” with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Rollover Account in the Fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the Fund at net asset value in such account.

Class A shares may be purchased at net asset value without a sales load:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Founders-managed Fund or a Dreyfus-managed fund since on or before February 28, 2006;
  With the cash proceeds from an investor’s exercise of employment-related stock options, whether invested in a Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in a Fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options;
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor;
  Through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or a similar program under which such clients pay a fee to such broker-dealer or other financial institution; and

Subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     Sales Loads -- Class A Shares. The scale of sales loads applies to purchases of Class A shares made by any “purchaser,” which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of each Fund’s Class A shares. Each example assumes a purchase of Class A shares aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon the net asset value of the Fund’s Class A shares on December 31, 2008. Actual offering price may differ from the offering price listed in the table.

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		Per Share Sales
		Charge – 5.75% of	Per Share
		offering price (6.10%	Offering
	Net Asset Value	of net asset value	Price to the
Fund	per Share	per share)	Public
Discovery	$20.20	$1.23	$21.43
Equity Growth	$3.60	$0.22	$3.82
Global Growth	$10.20	$0.62	$10.82
Mid-Cap Growth	$3.17	$0.19	$3.36
Passport	$12.69	$0.77	$13.46
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     Right of Accumulation -- Class A Shares. Reduced sales loads apply to any purchase of Class A shares by you and any related “purchaser” as defined above, where the aggregate investment including such purchase is $50,000 or more. If, for example, you previously purchased and still hold Class A shares of a Fund, or shares of certain other funds advised by Dreyfus or Founders which are subject to a sales load or shares acquired by a previous exchange of such shares (hereinafter referred to as “Eligible Funds”), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     Dreyfus TeleTransfer Privilege. You may purchase Fund shares (except Class B shares) by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account, which will subject the purchase order to a processing delay. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m. Eastern time, on any day that the Transfer Agent and the NYSE are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m. Eastern time, on any day the Transfer Agent and the NYSE are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the NYSE is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “Redemption of Shares –Dreyfus TeleTransfer Privilege.”

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

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     Converting Shares. Under certain circumstances, Fund shares may be converted from one Class of shares to another Class of shares of the same Fund. The aggregate dollar value of the shares of the Class received upon any such conversion will equal the aggregate dollar value of the converted shares on the date of the conversion. An investor whose Fund shares are converted from one Class to another Class of the same Fund will not realize taxable gain or loss as a result of the conversion.

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DISTRIBUTION PLANS AND SHAREHOLDER SERVICES PLAN

     Class B, Class C and Class F shares are each subject to a Distribution Plan and Class A, Class B and Class C shares are each subject to a Shareholder Services Plan.

Distribution Plans

     Class B and Class C Shares. Rule 12b-1 (the “Rule”) adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company’s Board has adopted such a plan with respect to the Funds’

Class B and Class C shares (the “Class B and C Distribution Plan”) pursuant to which each such Fund pays the Distributor for distributing its Class B and Class C shares for a fee at the annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares of such Fund, respectively. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services for Class B and Class C shares, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company’s Board believes that there is a reasonable likelihood that the Class B and C Distribution Plan will benefit the Company and holders of its Class B and Class C shares, respectively.

     The table below lists the total amounts paid by each Fund to the Distributor pursuant to the Class B and C Distribution Plan for the fiscal year ended December 31, 2008.

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	Fiscal Year Ended December 31, 2008
Fund	Class B	Class C
Discovery	$4,037	$13,460
Equity Growth	$8,328	$44,175
Global Growth	$2,345	$3,991
Mid-Cap Growth	$10,644	$221,742
Passport	$5,580	$22,238
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     Class F Shares. The Company also has adopted a plan pursuant to the Rule with respect to the Class F shares (the “Class F Distribution Plan”) of all Funds. Pursuant to the Class F Distribution Plan, each Fund pays for distribution and related services at an annual rate that may be less than, but that may not exceed, 0.25% of the average daily net assets of Class F shares of that Fund. These fees may be used to pay directly, or to reimburse the Distributor for paying, expenses in connection with distribution of the Funds' Class F shares and related activities including: preparation, printing and mailing of prospectuses, reports to shareholders (such as semiannual and annual reports, performance reports and newsletters), sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, brokers, financial planners, or others for their assistance with respect to the distribution of the Funds’ Class F shares, including compensation for such services to personnel of Founders or of affiliates of Founders; providing payments to any financial intermediary for shareholder support, administrative, and accounting services with respect to the Class F shareholders of the Fund; and such other expenses as may be approved from time to time by the Company’s Board of Directors and as may be permitted by applicable statute, rule or regulation.

     Payments under the Class F Distribution Plan may be made only to reimburse expenses paid during a rolling twelve-month period, subject to the annual limitation of 0.25% of average daily net assets. Any reimbursable expenses paid in excess of this limitation are not reimbursable and will be borne by the Distributor. As of December 31,

2008, the Distributor had paid the following distribution-related expenses on behalf of the Funds, which had not been reimbursed pursuant to the Class F Distribution Plan:

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		% of Average
Fund	Amount	Net Assets
Discovery	$71,162	0.05%
Equity Growth	$11,596	0.01%
Global Growth	$10,165	0.02%
Mid-Cap Growth	$ 4,802	0.004%
Passport	$12,105	0.03%

TOTAL	$109,830
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     During the fiscal year ended December 31, 2008, the Distributor expended the following amounts in marketing the Class F shares of the Funds pursuant to the Class F Distribution Plan: advertising, $0; printing and mailing of prospectuses to other than current shareholders, $0; payment of compensation to third parties for distribution and shareholder support services, $557,634; and online, sales literature and other communications, $58,001. Except for the unreimbursed amounts listed above, the Distributor was reimbursed for these amounts under the Plan.

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     Provisions Applicable to All Classes. The benefits that the Board believes are reasonably likely to flow to the Funds and their shareholders under the Distribution Plans include, but are not limited to: (1) enhanced marketing efforts which, if successful, may result in an increase in net assets through the sale of additional shares, thereby providing greater resources to pursue the Funds’ investment objectives; (2) increased name recognition for the Funds within the mutual fund industry, which may help instill and maintain investor confidence; (3) positive cash flow into the Funds, and the retention of existing assets, which assists in portfolio management; (4) the positive effect which increased Fund assets could have on revenues could allow Founders and/or its affiliates that provide services to the Funds to acquire and retain talented employees who desire to be associated with a growing organization; (5) the positive effect which increased Fund assets could have on the Distributor’s revenues could allow the Distributor to have greater resources to make the financial commitments necessary to continue to improve the quality and level of shareholder services; and (6) increased Fund assets may result in reducing each shareholder’s share of certain expenses through economies of scale, such as by exceeding breakpoints in the advisory fee schedules and allocating fixed expenses over a larger asset base (or, viewed another way, the failure to retain existing assets could result in the reduction or loss of current economies of scale).

     Payments made by a particular Fund Class under a Distribution Plan may not be used to finance the distribution of shares of any other Fund Class. In the event that an expenditure may benefit more than one Fund Class, it is allocated among the applicable Fund Classes on an equitable basis.

     A quarterly report of the amounts expended under each Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, each Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Company’s Class B, Class C or Class F shares of any Fund may bear pursuant to the respective Distribution Plan without the approval of the respective holders of such shares and that other material amendments of the Distribution Plans must be approved by the Company’s Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreements entered into in connection with the Distribution Plans, by vote cast in person at a meeting called for the purpose of considering such amendments.

     Each Distribution Plan is subject to annual approval by the Company's Board of Directors, by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. Each Distribution Plan was approved and renewed on August 20, 2008 by the Board, including all of the Independent Directors, for the period ending August 31, 2009. As to the relevant Class of shares of any Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not “interested persons” and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares of such Fund.

     So long as any Distribution Plan is in effect for any Class of shares of any Fund, the selection and nomination of persons to serve as independent directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination.

Shareholder Services Plan

     The Company has adopted a Shareholder Services Plan with respect to the Funds’ Class A, Class B and Class C shares (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Fund’s Class A, Class B and Class C shares pays the Distributor a fee at the annual rate of 0.25% of the value of the average daily net assets of the respective Class for the provision of certain services to the holders of shares of that Class. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company’s Board, and by the Board members who are not “interested persons” (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was initially approved by the Board at a meeting on August 13, 1999 and was renewed on August 20, 2008 by the Board, including all of the Independent Directors, for the period ending August 31, 2009. As to the relevant Class of shares of any Fund, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not “interested persons” and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

     Set forth below are the total amounts paid by each Fund pursuant to the Shareholder Services Plan to the Distributor, for the Fund's fiscal year ended December 31, 2008:

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Total Amount Paid
Pursuant to Shareholder
Fund	Services Plan
Discovery
Class A	$20,678
Class B	$1,346
Class C	$4,487

Equity Growth
Class A	$596,013
Class B	$2,776
Class C	$14,725

Global Growth
Class A	$3,814
Class B	$782
Class C	$1,330

Mid-Cap Growth
Class A	$152,719
Class B	$3,548
Class C	$73,914

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Total Amount Paid
Pursuant to Shareholder
Fund	Services Plan

Passport
Class A	$38,133
Class B	$1,860
Class C	$7,413
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REDEMPTION OF SHARES

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. (We consider redemptions to be received in good order upon receipt of the required documents as described in the applicable Prospectus.) However, if you have purchased Class A, C, F or I shares by check, by Dreyfus TeleTransfer privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder® order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares will not be redeemed until the Transfer Agent has received your Account Application.

     If you hold Fund shares of more than one Class, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed, or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

     Except for the redemption fee described below, the Funds impose no charges (other than any applicable CDSC) when shares are redeemed. Service Agents may charge their clients a fee for effecting redemptions of Fund shares. The value of the shares redeemed may be more or less than their original cost, depending upon the applicable Fund’s then-current net asset value.

     Redemption Fee. The Passport Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchange service) less than 60 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

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     Subject to the exceptions described in the prospectus, shares held for less than 60 days will be subject to the Fund’s redemption fee, whether held directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, record keeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the Fund.

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     The redemption fee will be charged and retained by the Fund on shares sold before the end of the required holding period. The Fund will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective. For example, the holding period for shares purchased on October 31(trade date) begins on November 1 and ends on the 59th day, which is December 29. Thus, if you redeemed these shares on December 29, you would be assessed the fee, but you would not be assessed the fee if you redeemed on or after December 30.

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     The redemption fee generally is collected by deduction from the redemption proceeds, but may be imposed by billing you if the fee is not imposed as part of the redemption transaction.

     The Fund may postpone the effective date of the assessment of the redemption fee on the underlying shareholder accounts within an omnibus account if an intermediary requires additional time to collect the Fund’s redemption fee.

     The Fund may impose the redemption fee at the plan level for employee benefit plans that hold shares on behalf of a limited number of employees. Plan sponsors of such benefit plans that opt to impose redemption fees at the employee account level, rather than the plan level, must enter into agreements with the Fund’s distributor that obligate the sponsor to collect and remit redemption fees at the employee level and to provide to the Fund, at its request, shareholder identity and transaction information.

The Fund’s prospectus contains information on transactions for which the redemption fee is waived. The Fund reserves the right to exempt additional transactions from the fee.

     Contingent Deferred Sales Charge -- Class B Shares. A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the applicable

Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares of the applicable Fund acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares of that Fund above the dollar amount of all your payments for the purchase of Class B shares of that Fund held by you at the time of redemption.

     If the aggregate value of the Class B shares of a Fund that are redeemed has declined below their original cost as a result of the Fund’s performance, any CDSC which is applicable will be applied to the then-current net asset value rather than the purchase price.

     In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

     The following table sets forth the rates of the CDSC and the conversion to Class A schedule for Class B shares of a Fund:

CDSC as a % of
Amount Invested or
Redemption
Year Since Purchase	Proceeds
Payment Was Made	(whichever is less)
First	4.00
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00*

* These class B shares will automatically convert into Class A shares approximately six years after the date of purchase.

     In determining whether a CDSC is applicable to a redemption from a Fund, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amount of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period of time.

     For example, assume an investor purchased 100 shares of a Fund at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the Fund’s net asset value had appreciated to $12 per share, the value of the investor’s shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

     Contingent Deferred Sales Charge -- Class C Shares. A CDSC of 1% is paid to the Distributor on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See “Contingent Deferred Sales Charge--Class B Shares” above.

     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with a Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company’s Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the applicable Prospectus or this SAI at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of regular trading on the floor of the NYSE (usually 4:00 p.m. Eastern time), on a day the NYSE is open for regular business, the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of regular trading on the floor of the NYSE, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See “Purchase of

Shares” for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of regular trading on the floor of the NYSE on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m. Eastern time) are effected at the price determined as of the close of regular trading on the floor of the NYSE on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

     Wire Redemption Privilege. By using this privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you, or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account you have specified on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Signatures."

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See “Purchase of Shares –Dreyfus TeleTransfer Privilege.”

     Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature guarantees, please call one of the telephone numbers listed on the cover.

     Redemption Commitment; Redemptions in Kind. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount from any Fund, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In addition, the Board of Directors has adopted “Investment Company Act Section 17(a) Affiliate Redemption in Kind Conditions and Procedures.” Under these procedures, a Fund may satisfy redemption requests from a shareholder who may be deemed to be an affiliated person of the Fund by means of an in-kind distribution of the Fund’s portfolio securities, subject to certain conditions. In the event of any redemption in kind, the securities distributed to the redeeming shareholder would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets a Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Funds’ shareholders.

     Transactions through Third Parties. The Company has authorized a number of brokers and other financial services companies to accept orders for the purchase and redemption of Fund shares. Certain of such companies are authorized to designate other intermediaries to accept purchase and redemption orders on the Company’s behalf. In certain of these arrangements, the Company will be deemed to have received a purchase or redemption order when an authorized company or, if applicable, its authorized designee, accepts the order. In such cases, the customer’s order will be priced at the public offering price of the applicable Fund next determined after the order is accepted by the company or its authorized designee.

SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of the same Class of another Fund or another fund in the Dreyfus Family of Funds, or shares of certain other funds in the Dreyfus Family of Funds. A 1% redemption fee will be charged upon an exchange of Passport Fund shares when the exchange occurs less than 60 days following the issuance of such shares. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds that are offered without a sales load will be made without a sales load.
B.	Shares of Funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Shares of Funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.
D.	Shares of Funds purchased with a sales load, shares of Funds acquired by a previous exchange from shares purchased with a sales load, and additional shares acquired through reinvestment of dividends or distributions of any such Funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.
E.	Shares of Funds subject to a CDSC that are exchanged for shares of another Fund will be subject to the higher applicable CDSC of the two Funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under Item D above, you or your Service Agent must notify the Transfer Agent of your prior ownership of such Class A Fund shares and your account number.

     As of the Effective Date, you also may exchange your Class B shares for Class B shares of General Money Market Fund, Inc. (the “General Fund”), a money market fund advised by Dreyfus. The shares so purchased will be held in a special account created solely for this purpose (“Exchange Account”). Exchanges of shares from an Exchange Account only can be made into Class B shares of another Fund or any other funds in the Dreyfus Family of Funds. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable fund account. Upon redemption, the applicable CDSC will be calculated taking into account the time such shares were held in the General Fund’s Exchange Account. In addition, the time Class B shares are held in the General Fund’s Exchange Account will be taken into account for purposes of calculating when such shares convert to Class A shares. If your Class B shares are held in the General Fund’s Exchange Account at the time such shares are scheduled to convert to Class A shares, you will receive Class A shares of the General Fund. Prior to the Effective Date, shareholders were permitted to exchange their Class B shares for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. (“Worldwide Dollar Fund”), and such shares were held in an Exchange Account. Shareholders who held shares of Worldwide Dollar Fund in an Exchange Account on the Effective Date may continue to hold those shares and upon redemption from the Exchange Account or other applicable fund account, the applicable CDSC and conversion to Class A schedule will be calculated without regard to the time such shares were held in Worldwide Dollar Fund’s Exchange Account. Exchanges of shares from an Exchange Account in Worldwide Dollar Fund only can be made into Class B shares of another Fund or any other funds in the Dreyfus Family of Funds, and the General Fund. See “Redemption of Shares.” Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan, as described below.

     The Funds also have established an exchange privilege between the Class F shares of the Funds and Dreyfus Liquid Assets, Inc. (“DLA”), a money market fund advised by Dreyfus. This privilege allows Class F shareholders of the Funds to exchange their shares for Class 1 shares of DLA, and for such exchanging shareholders, as well as DLA shareholders who are former shareholders of Dreyfus Founders Money Market Fund (which was reorganized into DLA on September 22, 2006), to exchange their Class 1 DLA shares for the Class F shares of the Funds, subject to the terms of the Funds’ Prospectuses.

     To request an exchange, you or your Service Agent acting on your behalf must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using this Privilege, you authorize the Transfer Agent to act on online and telephonic instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent, and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     To establish a personal retirement plan by exchange, shares of the Fund being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

     Exchanges of Class I shares held by a Retirement Plan may be made only between the investor’s Retirement Plan account in one Fund and such investor’s Retirement Plan account in another Fund.

     During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components – redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     Dreyfus Auto-Exchange Privilege. The Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of a Fund, shares of the same Class of another Fund or any other fund in the Dreyfus Family of Funds (including Class B shares of the General Fund held in an Exchange Account) of which you are a shareholder, as described above under “Fund Exchanges.” This Privilege is available only for existing accounts. With respect to Class I shares held by a Retirement Plan, exchanges may be made only between the investor’s Retirement Plan account in one fund and such investor’s Retirement Plan account in another fund. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA accounts and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts if eligible, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611 or, for holders of Class F shares, 1-800-645-6561. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus Automatic Asset Builder®. Dreyfus Automatic Asset Builder permits you to purchase Class A, C, F or I shares (minimum of $100 ($50 for Class F accounts in existence prior to May 1, 2008) and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Class A, C, F or I shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’ military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Class A, C, F or I shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus Payroll Savings Plan account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, your must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from Class A, C, F or I shares of a Fund in shares of the same Class of another Fund or any other fund in the Dreyfus Family of Funds and shares of certain other funds in the

Dreyfus Family of Funds. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds that are offered without a sales load.
B.	Dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Dividends and distributions paid by a fund which charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), provided that, if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept, without giving effect to any reduced loads, the difference will be deducted.
D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, may be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Class A, B, C, F or I shares of a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. An Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling the Fund at the appropriate telephone number, as listed on the front cover page of this SAI. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent.

     No CDSC with respect to Class B shares (including Class B shares held in an Exchange Account) or Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B or Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

     Certain retirement plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such retirement plans. Participants should consult their retirement plan sponsor and tax adviser for details. Such a withdrawal plan is different from the Automatic Withdrawal Plan.

     Letter of Intent -- Class A Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A shares based on the total number of shares of Eligible Funds (as defined under “Right of Accumulation --Class A Shares” above) by you and any related “purchaser” (as defined above) in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount, the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated as the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

     Corporate Pension/Profit-Sharing and Personal Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

     Investors who wish to purchase Class A, C or I shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     You should read the Prototype Retirement Plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

OTHER SERVICES

Fund Accounting and Administrative Services Agreement

     Dreyfus performs administrative, accounting, and recordkeeping services for the Funds pursuant to a Fund Accounting and Administrative Services Agreement that was initially approved on October 10, 2006 by a vote cast by all of the directors of the Company, including all of the Independent Directors, for an initial term ending August 31, 2007. The Agreement was renewed, amended and restated on August 20, 2008 by the Board, including all of the Independent Directors, for the period ending August 31, 2009. The Agreement may be continued from year to year thereafter as long as each such continuance is specifically approved by the Board, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice, or by Dreyfus upon ninety (90) days'

written notice, and terminates automatically in the event of its assignment unless the Board approves such assignment.

     Pursuant to the Agreement, Dreyfus maintains the portfolios, general ledgers, and financial statements of the Funds; accumulates data from the Funds' shareholder servicing agent, Transfer Agent, Custodian, and Founders and calculates daily the net asset value of each Class of the Funds; monitors the data and transactions of the Custodian, Transfer Agent, Founders and the shareholder servicing agent of the Funds; monitors compliance with tax and federal securities rules and regulations; provides reports and analyses of portfolio, transfer agent, shareholder servicing agent, and custodial operations, performance and costs; and reports on regulatory and other shareholder matters. Each of the domestic Funds (the Discovery, Equity Growth, and Mid-Cap Growth Funds) pays a fee for this service which is computed at an annual rate of:

o	0.06% of the daily net assets of the Fund from $0 to $500 million;
o	0.04% of the daily net assets of the Fund from $500 million to $1 billion; and
o	0.02% of the daily net assets of the Fund in excess of $1 billion.

     The Passport Fund pays a fee for this service which is computed at an annual rate of:

o	0.10% of the daily net assets of the Fund from $0 to $500 million;
o	0.065% of the daily net assets of the Fund from $500 million to $1 billion; and
o	0.02% of the daily net assets of the Fund in excess of $1 billion.

     The Global Growth Fund pays a fee for this service which is computed by applying the foregoing fee for domestic Funds to the Fund’s domestic assets and the foregoing fee for the Passport Fund to the Fund’s foreign assets, with the proportions of domestic and foreign assets recalculated monthly.

     In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has agreed to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Founders and its affiliates related to the support and oversight of these services.

     The Funds also reimburse Dreyfus for the out-of-pocket expenses incurred by it in performing this service for the Funds.


     During the fiscal years ended December 31, 2008 and 2007, the Company paid fund accounting and administrative services fees to Dreyfus pursuant to the Agreement of $497,914 and $660,750, respectively, after applying the waiver described above. Prior to January 1, 2007, the Funds had a fund accounting and administrative services agreement with Founders, pursuant to which Founders provided these services on substantially the same terms as Dreyfus. During the fiscal year ended December 31,


2006, the Company paid fund accounting and administrative services fees to Founders pursuant to that agreement of $867,128.

Shareholder Services Agreement

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     Pursuant to a Shareholder Services Agreement, the Distributor performs certain telephone, retirement plan, quality control, personnel training, shareholder inquiry, shareholder account, and other shareholder-related services for the Class F shareholders of the Funds. The Agreement was approved on November 15, 2002 by a vote cast in person by a majority of the directors of the Company, including a majority of the Independent Directors, for an initial term beginning May 1, 2003 and ending August 31, 2004. The Agreement was renewed on August 20, 2008 by the Board, including all of the Independent Directors, for the period ending August 31, 2009. The Agreement may be continued from year to year thereafter as long as such continuance is specifically approved by the Board, including a majority of the directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Agreement may be terminated at any time without penalty by the Company upon ninety (90) days' written notice to the Distributor or by the Distributor upon one hundred eighty (180) days' written notice to the Company, and terminates automatically in the event of an assignment unless the Board approves such assignment. The Funds pay to the Distributor a prorated monthly fee for such services equal on an annual basis to $24 for each Class F shareholder account of the Funds considered to be an open account at any time during the applicable month. The fee provides for the payment not only for services rendered and facilities furnished by the Distributor pursuant to the Agreement, but also for services rendered and facilities furnished by the Transfer Agent in performing transfer agent services for Class F shareholders. In addition to the per account fee, the Distributor and the Transfer Agent are reimbursed for all reasonable out-of-pocket expenses incurred in the performance of their respective services. During the fiscal years ended December 31, 2008, 2007 and 2006, the Company paid shareholder servicing fees for the Class F shareholder accounts to the Distributor of $270,669, $724,708, and $1,058,013, respectively.


PORTFOLIO TRANSACTIONS

     General. Founders assumes general supervision over the placement of securities purchase and sale orders on behalf of the Funds. The Funds execute their equity portfolio trades through The Boston Company’s trading department (the “Trading Desk”). Such transactions are subject to the internal trading-related policies and procedures of The Boston Company. These policies and procedures also have been adopted by Founders. In addition, Founders’ employees use the research facilities of The Boston Company in connection with these transactions.

     Subject to the general supervision of Founders, the Trading Desk generally has the authority to select brokers and the commission rates to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a Fund are selected on the basis of their professional capabilities and the value and quality of their services. The Trading Desk attempts to obtain best execution for the Funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) availability of natural liquidity, (ii) availability of broker capital, (iii) quality of past executions, (iv) speed of execution, (v) competence and integrity of trading personnel, (vi) reliability in trade settlement and reporting, (vii) level of counterparty risk (broker’s financial position), (viii) commission rate, (ix) value of research services provided, (x) availability of electronic order routing and trade reporting connectivity, (xi) stock-specific characteristics (order size, average daily volume, historical volatility, country of domicile, primary exchange, sector and industry classification), (xii) current market conditions, and (xiii) client directed brokerage, as well as other relevant factors. In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one Fund or account are made independently from those for other Funds or accounts managed by the portfolio managers. Portfolio managers and the Trading Desk may seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one Fund or account. In some cases, this may adversely affect the price paid or received by a Fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Subject to cash considerations, orders entered within the same strategy for funds or accounts managed by the same portfolio manager for the same security over the course of a day will be allocated to all underlying Funds or accounts based on the average price of the security. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating Fund and account in the proportion that each order bears to the total of all orders (subject to rounding to “round lot” amounts and other relevant factors).

     Subject to the general supervision of Founders, the overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

     To the extent that a Fund invests in foreign securities, certain of such Fund’s transactions in those securities may not benefit from the negotiated commission rates available to Funds for transactions in securities of domestic issuers. For Funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one Fund or account they manage to sell a security while another Fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the Funds and/or accounts (“cross transactions”). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by Founders or employees of The Boston Company may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

     Brokerage Commissions. The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through Founders’ affiliates. The Company’s Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to Founders’ affiliates are reasonable and fair.

     Soft Dollars. The term “soft dollars” is commonly understood to refer to arrangements where an investment adviser uses client (or Fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a “safe harbor” that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

     Subject to the policy of seeking best execution, Founders-managed Funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Founders-managed Funds may also execute transactions with certain brokerage firms with which the Trading Desk has established commission sharing arrangements (“CSAs”)/client commission arrangements (“CCAs”). Through CSAs/CCAs, a research credit may be included in the overall commission paid to brokers that only provide execution services, resulting in the payment of a full service commission rate. This research credit is used to pay for research services and products which are provided by another broker or independent provider. Any and all research products and services received in connection with brokerage commissions will be used to assist Founders and/or The Boston Company in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit Founders and/or The Boston Company to supplement their own research and analysis activities, and provide them with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. Founders and The Boston Company also may defray the costs of certain services and communication systems that facilitate trade execution (such as on-line quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by Founders and The Boston Company may have both a research function and a non-research administrative function (a “mixed use”). If it is determined that any research product or service has a mixed use, The Boston Company, subject to the general supervision of Founders, will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that will assist in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for in hard dollars. Any such allocation may create a conflict of interest for Founders and/or The Boston Company.

     The Trading Desk generally considers the target research budgets established by Founders and/or The Boston Company for brokerage firms and independent providers, and attempts to allocate a portion of the brokerage business of clients or the research credits from CSAs/CCAs on the basis of that consideration. The amount of brokerage given to a particular brokerage firm is not made pursuant to any agreement or commitment with any of the selected firms that would bind Founders or the Trading Desk to compensate the selected brokerage firm for research provided. However, the Trading Desk endeavors to direct sufficient commissions to broker/dealers, and research credits to other brokers or independent providers, that have provided research and other services to ensure continued receipt of research believed to be useful. Actual commissions received by a brokerage firm or research credits received by another broker or independent provider may be more or less than the suggested allocations, although in some cases the Trading Desk has entered into agreements with research providers providing for the payment of specified fees for their services through CSAs/CCAs.

     There may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client. Founders and/or The Boston Company may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to Founders and/or employees of The Boston Company in providing investment advice to any of the funds or clients they advise. Likewise, information made available to Founders or The Boston Company from brokerage firms effecting securities transactions for a Fund may be utilized on behalf of another fund or client, including funds or clients managed by Founders’ portfolio managers acting in a “dual employee” capacity. Information so received is in addition to, and not in lieu of, services required to be performed by Founders and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of Founders or The Boston Company, it enables each of them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     IPO Allocations. Certain Funds and accounts advised by Founders or employees of The Boston Company may participate in IPOs. In deciding whether to purchase an IPO, Founders generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies Funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the Funds and accounts with a small- and mid-cap focus may participate in more IPOs than Funds and accounts with a large-cap focus. The Trading Desk, when consistent with the Fund’s and/or account’s investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of “hot” IPOs, where only a partial allocation of the total share amount requested is received, those shares will be distributed fairly and equitably among participating Funds or accounts managed by Founders or employees of The Boston Company. “Hot” IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among Funds and/or accounts will be based on relevant net asset values. Shares will be allocated on a pro rata basis to all appropriate Funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

     The following table lists the amount of brokerage commissions on agency transactions and the amount of concessions on principal transactions paid by the Funds for the fiscal years ended 2008, 2007 and 2006, respectively (none of which was paid to the Distributor):


	Brokerage Commissions				Concessions
	on Agency Transactions			on Principal Transactions[1]
Fund	2008	2007	2006	2008	2007	2006

Discovery	$1,060,257	$1,420,060	$6,377,507	$179,113	$547,445	$791,987

Equity Growth	64,557	$532,352	$579,167	$0	$29,442	$46,946
Global Growth	$137,103	$151,267	$170,986	$5,403	$14,165	$12,572
Mid-Cap
Growth	$662,319	$1,187,641	$407,652	$1,735	$26,235	$32,466
Passport	$276,431	$296,191	$271,007	$0	$0	$0

1 Does not include principal transactions on a net trade basis.

     The differences in the amounts of brokerage commissions paid by the Funds during 2008 as compared to prior years are primarily attributable to differences in the cash flows into and out of the Funds, changes in the assets of the Funds, and differences in portfolio turnover rates.

     The aggregate amount of transactions during the fiscal year ended December 31, 2008 in securities effected through a broker for research services and products (including brokerage services and products), and the commissions and concessions related to such transactions, were as follows:


	Commissions and
Fund	Concessions*	Transactions Amount
Discovery	$861,791	$545,789,896
Equity Growth	$874,719	$894,580,952
Global Growth	$112,900	$111,999,479
Mid-Cap Growth	$603,992	$553,801,706
Passport	$224,169	$138,035,758

* Portions of these amounts were paid for execution services.

     During the last three years, no officer, director or affiliated person of the Company or Founders executed any portfolio transactions for a Fund, or received any commission arising out of such portfolio transactions, except as follows: On July 1, 2007, Founders’ former ultimate parent company, Mellon Financial Corporation, merged with The Bank of New York Company, Inc. (“BNY”) to form a new company called The Bank of New York Mellon Corporation (“BNY Mellon”), which is now the ultimate parent company of Founders. As a result of this transaction, Founders became affiliated with the brokers that were part of the former BNY organization, including Pershing LLC and BNY ConvergEx Group. Since the completion of this merger, the only portfolio transactions executed for the Funds directly with affiliated brokers have been conducted through a crossing network sponsored by BNY ConvergEx Group. The Funds have not paid any commissions to BNY ConvergEx Group or any other affiliated broker on these or any other portfolio transactions since the completion of the merger, even though such payments would be permitted under the Company’s Rule 17e-1 procedures, discussed above.


     In addition, Founders executes brokerage transactions with unaffiliated brokers that clear their trades through Pershing LLC and BNY ConvergEx Group. During the last half of 2007, Pershing LLC and BNY ConvergEx Group received $988 and $406, respectively, from clearing Fund brokerage transactions for unaffiliated brokers. During 2008, Pershing LLC and BNY ConvergEx Group received $2,107 and $214, respectively, from clearing Fund brokerage transactions for unaffiliated brokers. These amounts represented 0.07% and 0.01%, respectively, of the Funds’ aggregate brokerage commissions during 2008. The transactions on which these clearing fees were paid represented 7.20% and 1.72%, respectively, of the Funds’ aggregate dollar amount of transactions involving the payment of commissions during 2008. The clearing fees paid by an executing broker to Pershing LLC or BNY ConvergEx Group on a particular trade represent only a portion of the commissions received by the executing broker from a Fund for that trade.


     A Fund may acquire securities issued by one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio transactions or (iii) sold the largest dollar amount of the Fund’s securities.

     During the fiscal year, certain of the Funds held securities of their regular brokers or dealers as follows:


Fund	Broker	Value*
Equity Growth	Goldman Sachs & Co.	N/A
	J.P. Morgan Chase & Co.	$2,647,669

Global Growth	J.P. Morgan Chase & Co.	$275,163
	Credit Suisse Group	$83,044

* value as of 12/31/08, if applicable.

CAPITAL STOCK

     The Company’s capital stock, par value $0.01 per share, is divided into five series: Dreyfus Discovery Fund, Dreyfus Equity Growth Fund, Dreyfus Global Growth Fund, Dreyfus Mid-Cap Growth Fund and Dreyfus Passport Fund. Each series is divided into multiple classes of shares: Class A, Class B, Class C, Class F and Class I. The Board of Directors is authorized to create additional series or classes of shares, each with its own investment objectives and policies.

     The following table sets forth as of March 31, 2009, the share ownership of those shareholders who owned of record 5% or more of any class of a Fund's issued and outstanding common stock:


Name and Address	Fund	Amount
of Record Owner (1)		Owned

AMERICAN ENTPRS INVSTMT SVCS	Global Growth Class B	5.09%
PO BOX 9446
MINNEAPOLIS MN 55440-9446

AMERITRADE INC	Passport Class A	9.39%
PO BOX 2226
OMAHA NE 68103-2226

BISYS RETIREMENT SERVICES FBO	Mid-Cap Growth Class I	12.97%
AMERICAN SOUTH GENERAL
CONTRACTORS
700 17TH ST STE 300
DENVER CO 80202-3531

CARL E NELSON	Passport Class B	5.24%
MARIA HELENA NELSON
SAN ANTONIO TX 78216-7983

CHARLES F KOHLERMAN III &	Global Growth Class B	21.53%
REBECCA M KOHLERMAN
BROOKHAVEN PA 19015-1511

CHARLES SCHWAB & CO INC	Discovery Class F	18.38%
SPECIAL CUSTODY ACCT FBO	Global Growth Class F	21.76%
CUSTOMERS	Equity Growth Class A	12.98%
ATTN MUTUAL FUNDS	Mid-Cap Growth Class F	20.83%
101 MONTGOMERY ST	Passport Class F	30.49%
SAN FRANCISCO CA 94104-4151


CITIGROUP GLOBAL MARKETS INC	Discovery Class C	12.68%
333 WEST 34TH ST - 3RD FLOOR	Global Growth Class C	11.87%
NEW YORK NY 10001-2402	Equity Growth Class B	11.25%
	Equity Growth Class C	12.59%
	Mid-Cap Growth Class A	10.45%
	Mid-Cap Growth Class B	24.05%
	Mid-Cap Growth Class C	30.87%
	Passport Class C	20.15%
FIDELITY INVESTMENTS	Discovery Class I	20.18%
INSTITUTIONAL	Global Growth Class I	64.66%
OPERATIONS CO (FIIOC) AS AGENT FOR	Equity Growth Class I	81.97%
CERTAIN EMPLOYEE BENEFIT PLANS	Global Growth Class A	12.24%
100 MAGELLAN WAY # KW1C	Mid-Cap Growth Class I	11.35%
COVINGTON KY 41015-1999

FIRST CLEARING, LLC	Mid-Cap Growth Class B	5.46%
CARTER S HUBER
HARLINGEN TX 78552-8961

FIRST CLEARING, LLC	Global Growth Class A	14.73%
DONNELLY FAMILY TRUST
SEATTLE WA 98112-3530

FIRST CLEARING CORPORATION	Discovery Class C	7.71%
JACK SINGER
BERGENFIELD NJ 07621-3113

FIRST CLEARING, LLC	Passport Class B	13.84%
JOANN MERKLE
COLUMBUS OH 43206-2625

FIRST CLEARING, LLC	Passport Class I	37.38%
JOHN H BILELLO &
KATHERINE H BILELLO
DESTIN FL 32550-4523

FIRST CLEARING, LLC	Mid-Cap Growth Class C	8.31%
JUSTAN A SIUREK
CARMEL IN 46032-1037

FIRST CLEARING, LLC	Passport Class C	13.27%
LYNN ALEXANDER
NEW YORK NY 10028

FIRST CLEARING, LLC	Equity Growth Class C	12.31%
PHILIP A ROSSO
CHASKA MN 55318-1983

FIRST CLEARING, LLC	Discovery Class A	5.98%
SARAH MATTOX
BLYTHEWOOD SC 29016-8121


FIRST CLEARING, LLC	Global Growth Class C	11.16%
WILLIAM A HARRISON TR
MONROE OH 45050-1100

FIRSTMERIT BANK TTEE / COUNSEL	Passport Class I	28.37%
TRUST CO FBO
JACKSON FAMILY PRACTICE, INC.
401(K) PLAN
106 SOUTH MAIN STREET
AKRON OH 44308

HAL GERSTEIN CUST	Discovery Class B	5.00%
WOODBURY NY 11797-2809

JP MORGAN CHASE BANK AS DIRECTED	Discovery Class I	77.59%
TR
FBO THE SUPER SAVER EMPLOYEES
PLAN
C/O JP MORGAN AMERICAN CENTURY
PO BOX 419784
KANSAS CITY MO 64141-6784
LPL FINANCIAL	Mid-Cap Growth Class A	6.12%
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 92121-1968

MG TRUST COMPANY CUST. FBO	Mid-Cap Growth Class I	7.39%
KETTLER 401K
700 17TH STREET
SUITE 300
DENVER CO 80202-3531

MLPF & S FOR THE SOLE BENEFIT	Discovery Class A	9.91%
OF ITS CUSTOMERS	Discovery Class C	18.36%
ATTN FUND ADMINISTRATION	Equity Growth Class C	44.81%
4800 DEER LAKE DR E FL 3	Global Growth Class A	5.00%
JACKSONVILLE FL 32246-6484	Global Growth Class B	7.00%
	Global Growth Class C	13.92%
	Mid-Cap Growth Class A	12.76%
	Mid-Cap Growth Class B	5.03%
	Mid-Cap Growth Class C	24.42%
	Passport Class A	14.12%
	Passport Class C	19.03%

MORGAN STANLEY & CO	Discovery Class C	7.13%
HARBORSIDE FINANCIAL CENTER	Mid-Cap Growth Class B	9.12%
PLAZA 2	Mid-Cap Growth Class C	8.82%
3RD FLOOR	Passport Class C	5.17%
JERSEY CITY NJ 07311

NATIONAL FINANCIAL SERVICES CORP	Discovery Class F	8.20%
F/B/O OUR CUSTOMERS EXCLUSIVELY	Equity Growth Class F	8.40%
PO BOX 3908	Global Growth Class F	18.84%
CHURCH STREET STATION


NEW YORK NY 10008-3908	Mid-Cap Growth Class F	10.45%
	Passport Class F	9.22%

NATIONWIDE TRUST COMPANY FSB	Mid-Cap Growth Class A	7.91%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

NFS LLC FEBO	Discovery Class B	9.50%
CITIZENS BANK
FBO EDWARD E BUFFINGTON
BEAVER PA 15009-2216

NFS LLC FEBO	Passport Class I	23.85%
EYAL FELSTAINE
NEW YORK NY 10019-5175

NFS LLC FEBO	Discovery Class A	21.78%
FMT CO CUST IRA
FBO MARTINA CHILCOTT

HUNTINGTON NY 11743-4332

NFS LLC FEBO	Mid-Cap Growth Class A	13.71%
GRACE S LEVIN
SARASOTA FL 34231-7467

NFS LLC FEBO	Mid-Cap Growth Class I	32.69%
JOHN H HANNON
PENSACOLA FL 32523-8253

NFS LLC FEBO	Passport Class B	9.62%
LAURAINE SCHALLOP
NEW YORK NY 10075-1451

NFS LLC FEBO	Equity Growth Class C	6.41%
MEYER PELTZMAN
LOIS PELTZMAN
HACKENSACK NJ 07601-2569

NFS LLC FEBO	Global Growth Class A	16.02%
NFS/FMTC IRA
FBO DEBRA E ALDRED
LEBANON OH 45036-2162

NFS LLC FEBO	Mid-Cap Growth Class B	14.43%
NFS/FMTC IRA
FBO JEAN V FIELDING
UNION NJ 07083-7006

NFS LLC FEBO	Equity Growth Class B	24.96%
NFS/FMTC IRA
FBO PRESTON M ALESHIRE
POWELL OH 43065-9316


NFS LLC FEBO	Global Growth Class B	9.13%
NFS/FMTC ROLLOVER IRA
FBO DAVID E SLEEPER
GREENVILLE NH 03048-1020

NFS LLC FEBO	Discovery Class C	6.10%
NFS/FMTC ROLLOVER IRA
FBO REBECCA BOGUS
WHITE LAKE MI 48386-4420

NFS LLC FEBO	Equity Growth Class A	13.09%
NGOR C LEUNG
SAINT LOUIS MO 63146-5952

NFS LLC FEBO	Passport Class A	13.65%
THE NACKE FAMILY REVOCABLE LIVIN
ALVA NACKE
COLUMBUS OH 43229-5153

ORCHARD TRUST CO LLC CUSTODIAN	Mid-Cap Growth Class I	6.33%
FBO OPPENHEIMER FUNDS
RECORDKEEPER PRO 401K PLAN
C/O FASCORP
8515 E ORCHARD RD # 2T2
GREENWOOD VLG CO 80111-5002

PERSHING LLC	Discovery Class A	12.60%
PO BOX 2052	Equity Growth Class I	11.80%
JERSEY CITY NJ 07303-2052	Global Growth Class A	10.81%
	Global Growth Class B	22.47%
	Global Growth Class C	20.76%
	Global Growth Class I	34.70%
	Mid-Cap Growth Class A	10.17%
	Mid-Cap Growth Class B	14.42%
	Mid-Cap Growth Class I	7.92%
	Passport Class A	14.53%
	Passport Class B	14.85%
	Passport Class C	9.40%

PRUDENTIAL INVEST MGMT SERVICES	Passport Class A	6.36%
LLC
ATTN PRUCHOICE UNIT
100 MULBERRY ST
3 GATEWAY CENTER FL 11
MAIL STOP NJ 05-11-20
NEWARK NJ 07102-4000
RUTH M BERNSTEIN	Discovery Class B	14.18%
RAMSEY NJ 07446-2643


SMITH BARNEY INC	Equity Growth Class A	9.72%
FBO MARISSA J LEWIS
PHILADELPHIA PA 19175-0001

THE BANK OF NEW YORK MELLON	Global Growth Class C	9.93%
CUST
BARBARA T LEWY
LIDO BEACH NY 11561-4923

THE BANK OF NEW YORK MELLON	Passport Class B	6.45%
CUST
ELIZABETH ANN KENNEDY
AVENEL NJ 07001-1205

THE BANK OF NEW YORK MELLON	Discovery Class C	12.07%
CUST
LIZABETH MORIARTY SCHMITZ
CLINTON CT 06413-1333

THE BANK OF NEW YORK MELLON	Passport Class I	6.40%
CUST
STEVE NELSON
SUPERIOR WI 54880-5442

UBS WM USA	Discovery Class A	6.47%
499 WASHINGTON BLVD	Discovery Class B	26.12%
JERSEY CITY NJ 07310-1995	Discovery Class C	10.64%
	Equity Growth Class B	5.65%
	Equity Growth Class C	10.69%
	Passport Class C	8.35%

WELLS FARGO INVESTMENTS LLC	Global Growth Class B	11.33%
FBO CUSTOMER ACCOUNTS	Equity Growth Class B	6.66%
ATTN MUTUAL FUND OPERATIONS	Mid-Cap Growth Class I	5.46%
625 MARQUETTE AVE S 13TH FL
MINNEAPOLIS MN 55402-2323

ZACHARY KANJUPARAMBAN TTEE	Passport Class B	7.32%
ZACHARY KANJUPARAMBAN LIVING
TRUST
MOUNT PLEASANT MI 48858-2961
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(1)	Except as set forth in the table above, the Company does not know of any person who, as of March 31, 2009, owned beneficially 5% or more of the shares of any class of any Fund.

     Shares of each Class of each Fund are fully paid and nonassessable when issued. All shares of each Class of a Fund participate equally upon liquidation and in dividends and other distributions by that Class, and participate in proportion to their relative net asset values in the residual assets of a Fund in the event of its liquidation. Shares of each Class of each Fund are redeemable as described herein under

"Redemption of Shares" and under “Your Investment” in the Prospectuses. Fractional shares have the same rights proportionately as full shares. The Company does not issue share certificates. Shares of the Company have no conversion, subscription or preemptive rights.

     Each full share of the Company has one vote and fractional shares have proportionate fractional votes. Shares of the Funds are generally voted in the aggregate except where separate voting by each Class and/or each Fund is required by law. The Company is not required to hold regular annual meetings of shareholders and does not intend to do so; however, the Board of Directors will call special meetings of shareholders if requested in writing generally by the holders of 10% or more of the outstanding shares of each Fund or as may be required by applicable law or the Company’s Articles of Incorporation. Each Fund will assist shareholders in communicating with other shareholders as required by federal and state securities laws. Directors may be removed by action of the holders of a majority or more of the outstanding shares of all of the Funds. Shares of the Company have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so and, in such an event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

PRICING OF SHARES

     The Company calculates net asset value per share, and therefore effects sales, redemptions, and repurchases of its shares, once daily as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each day the NYSE is open for trading. The NYSE is not open for trading on the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

All Funds. The net asset value per share of each Class of each Fund is calculated by dividing the value of all securities held by that Fund and its other assets (including dividends and interest accrued but not collected) attributable to that Class, less the Fund’s liabilities (including accrued expenses) attributable to that Class, by the number of outstanding shares of that Class. Expenses and fees, including the advisory fees and fees pursuant to the Distribution Plans and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of each Class of each Fund’s shares. Because of the differences in the operating expenses incurred by each Class of a Fund, the per share net asset value of each Class will differ.

Domestic Equity Securities. A security listed or traded on a securities exchange or in the over-the counter market is valued at its last sale price on the exchange or market where it is principally traded or, in the case of a security traded on NASDAQ, at its official closing price. Lacking any sales on that day, the security is valued at the current closing bid price, or by quotes from dealers making a market in the security if the closing bid price is not available.

Foreign Securities. Foreign securities traded on foreign exchanges ordinarily are valued at the last quoted official closing price available before the time when the Fund’s assets are valued. In the event that a foreign exchange does not provide an official closing price, or if the foreign market has not yet closed as of the valuation time on a particular day, foreign securities shall be valued at the last quoted sale price available before the time when the Funds’ assets are valued. Lacking any sales on that day, the security is valued at the current closing bid price. In some cases, particularly with respect to securities or companies in certain Latin American countries, prices may not be available in a timely manner. Therefore, such prices will be obtained from a Board-authorized pricing service. These prices will be reflective of current day trading activity, and will be secured at a consistent time each day. If a security’s price is available from more than one U.S. or foreign exchange, the exchange that is the primary market for the security will be used. Foreign securities not traded on foreign exchanges, including 144As and foreign income securities, are valued on the basis of the average of at least two market maker quotes and/or the portal system. New York closing exchange rates are used to convert foreign currencies to U.S. dollars.

Debt Instruments. Debt securities with remaining maturities greater than 60 days are valued at the evaluated bid prices as determined on each valuation day by a portfolio pricing service approved by the Directors. If a pricing service is not able to provide a price for a debt security, the value shall be determined as follows: (a) if prices are available from two or more dealers, brokers or market makers in the security, the value is the mean between the highest bid and the lowest asked quotations obtained from at least two dealers, brokers or market makers; and (b) if prices are available from only one broker, dealer or market maker, the value is the mean between the bid and the asked quotations provided, unless the broker, dealer or market maker can provide only a bid quotation, in which case the value is such bid quotation. Short-term securities generally are valued at amortized cost if their remaining maturity at the time of purchase is 60 days or less.

Securities for which Market Quotations are not Available or do not Reflect Fair Value. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when trading in a security has been suspended or when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before a Fund calculates its net asset value), the Fund may value those investments at fair value as determined in good faith by the Board of Directors, or pursuant to procedures approved by the Board of Directors.

Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The Funds may use fair value prices obtained from such a pricing service in lieu of the closing prices from foreign markets in valuing foreign equity securities on days when movements in the U.S. stock market are determined to have materially affected the value of those securities subsequent to the closing of the foreign markets. In addition to establishing the fair value of securities, another objective of this policy is to attempt to reduce the possibility that an investor may seek to take advantage of any disparity between the foreign securities’ closing market prices and their fair value by engaging in “time zone arbitrage.” Accordingly, the Funds that invest a significant portion of their assets in foreign equity securities (the Passport and Global Growth Funds) are likely to use fair value pricing more frequently than Funds that invest substantially all of their assets in domestic securities.

Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. In addition, it is possible that the fair value determined for a security may be different from the value that may be realized upon the security’s sale, and that these differences may be material to the net asset value of the applicable Fund.

Pricing Services. The Company’s Board of Directors periodically reviews and approves the pricing services used to value the Funds’ securities. All pricing services may employ electronic data processing techniques and/or computerized matrix systems to determine valuations. Normal institutional-size trading units are normally selected in valuing debt securities.

Options. When a Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When the Funds purchase a put or call option on a stock index, the premium paid is included in the asset section of the Fund's Statement of Assets and Liabilities and subsequently adjusted to the current market value of the option. Thus, if the current market value of the option exceeds the premium paid, the excess is unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess is unrealized depreciation.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Management believes that each Fund has qualified for treatment as a "regulated investment company" under the Code for its most recent fiscal year end. Each Fund intends to continue to so qualify as a "regulated investment company" under the Code, if such qualification is in the best interest of its shareholders. As a regulated investment company, the Funds will pay no Federal income tax on net investment income and net realized securities gains to the extent such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, each Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains uncashed for six months, each Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of the investment. Such a dividend or distribution would be a return of capital in an economic sense, although taxable as described in the relevant Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     A Fund may qualify for and may make an election under which shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the Fund to foreign countries. A Fund may make such election provided that more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of securities in foreign corporations, and the Fund satisfies the applicable distribution requirements. The foreign tax credit available to shareholders is subject to certain limitations.

     In general, dividends (other than capital gain dividends) paid by a Fund to U.S. individual shareholders may be eligible for the 15% preferential maximum tax rate to the extent that the Fund's income consists of dividends paid by U.S. corporations and certain foreign corporations on shares that have been held by the Fund for at least 61 days during the 121-day period commencing 60 days before the shares become ex-dividend. In order to be eligible for the preferential rate, the investor in the Fund must have held his or her shares in the Fund for at least 61 days during the 121-day period commencing 60 days before the Fund shares become ex-dividend. Additional restrictions on an investor's qualification for the preferential rate may apply.

     In general, dividends (other than capital gain dividends) paid by a Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 91-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 91-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain futures or forward contracts or options transactions may constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-through entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-through entities.

     Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund's taxable year may be treated as ordinary income.

     As of December 31, 2008, each of the Funds had capital loss carryovers that may be available to offset future realized capital gains, if any, and thereby reduce future taxable gains distributions, if any. Shareholders should consult the Funds’ most recent annual reports under “Notes to Financial Statements - Significant Account Policies -Federal Income Taxes” for additional information, including the expiration dates of these carryovers.

PERFORMANCE INFORMATION

     The Company may, from time to time, include the total return of the Funds in advertisements or reports to shareholders or prospective investors. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund), and may also be expressed for other periods. These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. A Class’s average annual total return figures calculated in accordance with this formula assume that in the case of Class A, the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B or Class C, the maximum applicable CDSC has been paid upon redemption at the end of the period.

     Aggregate total return is calculated by subtracting the amount of a Fund’s net asset value (maximum offering price in the case of Class A) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A) per share at the beginning of the period. Aggregate total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax returns include applicable sales loads. Actual after-tax returns depend on the investor’s individual tax situation. The after-tax return information does not apply to fund shares held through tax-deferred accounts, such as 401(k) plans or individual retirement accounts.

     Performance information for any Fund reflects only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Performance information should be considered in light of the

Fund's investment objectives and policies, characteristics and quality of the portfolios and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

ADDITIONAL INFORMATION

Code of Ethics

     The Company, Founders and the Distributor each have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes permit the personnel subject to the respective codes to invest in securities, including securities that may be purchased or held by the Funds. Founders’ code of ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Founders. In that regard, portfolio managers and other investment personnel of Founders must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with Founders’ code of ethics and also are subject to the oversight of BNY Mellon’s Investment Ethics Council. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of Founders’ code of ethics and the requirements of the Council may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

Company Code of Ethics.

     The Company has adopted a Code of Ethics applicable to the Independent Directors of the Company. The Company’s Code is intended to prevent Independent Directors from engaging in any personal securities transactions or other activities which might conflict with or adversely affect the interests of the Company and Fund shareholders. An Independent Director may not purchase or sell any security which he or she knows is then being purchased or sold, or being considered for purchase and sale, by any Fund. An Independent Director must report a personal securities transaction if, at the time of the transaction, the Director knew or should have known that during the 15 days preceding the transaction, such security was purchased or sold, or considered for purchase or sale, by any Fund.

Disclosure of Portfolio Holdings

     The Funds have adopted policies and procedures to ensure that the disclosure of information about the securities they hold in their portfolios is in the best interests of Fund shareholders and in compliance with applicable legal requirements. These policies and procedures also have been designed to address conflicts between the interests of Fund shareholders, on the one hand, and those of Founders, the Distributor or their affiliates, on the other. It is the policy of the Funds to protect the confidentiality of their portfolio holdings and to prevent disclosure of non-public information about such holdings to selected third parties for other than legitimate business purposes. The Funds publicly disclose their complete schedule of portfolio holdings, as reported on a month-end basis, on the Dreyfus website at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. The information is posted on this website on the last day of the month following the month for which such information is applicable, unless the month for which such information is applicable is the last month of a calendar quarter, in which case the information will be posted on this website on the 15th day of the month following the month for which such information is applicable. The information will remain accessible on this website at least until the date on which the Funds file a Form N-Q or Form N-CSR with the SEC for the period that includes the date as of which the website information is current.

     If there is a legitimate business purpose for disclosing portfolio holdings information that is not publicly available as described above, such information may be disclosed provided that (a) neither the Funds, Founders nor any other party may receive any compensation or other consideration in connection with the disclosure, including any arrangement to maintain assets in the Funds or in other investment companies managed by Founders or an affiliate of Founders; and (b) the recipient is subject to a written agreement that obligates the recipient to maintain the information in a confidential manner and prohibits the recipient from trading on the basis of the information. Disclosure of the Funds’ portfolio holdings must be authorized by Founders’ Legal Department and the Group Manager of Founders’ Investment Department.

     The following types of disclosures made in the ordinary course of business are considered immaterial, and therefore are not prohibited: (1) meetings with portfolio managers to discuss portfolio performance at which there may be an occasional mention of specific portfolio securities; (2) disclosure to a broker or dealer of one or more securities in connection with the purchase or sale by a Fund of such securities; (3) requests for price quotations on individual securities from a broker or dealer where such securities are not priced by a Fund’s normal pricing service or where a Fund wishes to obtain a second quote as a means of checking the quotes it receives from its normal pricing vendor; (4) requests for price quotations or bids on one or more securities; (5) disclosures in connection with litigation involving a Fund’s portfolio securities such as class actions to which the Fund may be part of the plaintiff class; (6) disclosure to regulatory authorities, including foreign regulatory authorities; (7) disclosure of portfolio securities where a particular Fund is not identified as the owner of the securities and under circumstances in which a reasonable person would not be led to believe that a particular Fund was the owner; and (8) disclosure of more general information about a Fund’s portfolio that does not reveal the holding of any particular security, including, but not limited to, portfolio volatility, market capitalization data, percentages of international and domestic securities, net assets, duration, beta, sector allocations, price to earnings ratios, estimated long-term earnings per share growth, price to book ratios, and dividend yield.

     The Funds also may disclose portfolio holdings information to the following service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and which are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract: the Fund’s investment adviser, fund accountant, custodian, auditors, attorneys, and each of their respective affiliates and advisers.

     Quarterly reports regarding any new disclosure of non-public portfolio holdings information to selected third parties are provided to the Investment Integrity Committee of the Board. The Committee reviews these reports and determines whether such disclosure is consistent with the interests of the Funds and their shareholders. In making this determination, the Committee, at a minimum, may consider (i) the proposed recipient’s need for the relevant holdings information; (ii) whether the disclosure will benefit the Funds or, at a minimum, not harm the Funds; (iii) what conflicts may result from such disclosure; and (iv) what compliance measures intended to limit the potential for harm to the Funds have been established. The Committee is not foreclosed from reaching the determination that the disclosure is appropriate simply because the disclosure may also further the interests of Founders or an affiliate of Founders. On an annual basis, the Committee reviews a report of all ongoing arrangements to disclose non-public portfolio holdings information to third parties and the results of the program established by the Funds’ CCO for monitoring the recipient’s use of the information. The Committee also reviews on an annual basis the policies and procedures for their continued appropriateness. The Company’s Board, the Committee or the Company’s CCO may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures.

Ongoing Arrangements

     The following are the ongoing arrangements by which the Funds make available nonpublic information about their portfolio securities. No compensation or other consideration is received by the Funds, Founders, or any other party in connection with these arrangements. Each of the recipients is subject to a duty of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. All arrangements with non-affiliated recipients have been approved by Founders’ Legal Department and the Group Manager of Founders’ Investment Department (or his predecessor).

Recipient	Frequency/Lag Time

The following recipients provide portfolio analytics to be used in internal applications:

FactSet Research Systems Inc.	daily/none
Bloomberg L.P.	daily/none

The following recipient provides portfolio pricing services to the Funds:
ITG Inc.	quarterly/none

The following recipient provides proxy voting services to the Funds:
Institutional Shareholder Services Inc.	monthly/none

The following recipient provides the fund accounting system used by the Funds:
State Street Portfolio Accounting Systems Inc.	daily/none

The following recipient provides securities class action processing services to the Funds:
Securities Class Action Services, LLC	monthly/7 days

The following recipient provides custodial services to the Funds:
The Bank of New York Mellon*	daily/none

The following recipient provides regulatory reporting services to the Funds:
The Bank of New York Mellon Corporation*	monthly/8 days

Dual-employees of the following recipient and Founders provide portfolio management services to the Funds, and employees of this recipient provide trading services to the Funds:
The Boston Company Asset Management, LLC*	daily/none

The following recipient posts the portfolio holdings for each of the Funds on its website, performs certain attribution analysis, and provides fund accounting services to the Funds:
The Dreyfus Corporation*	monthly/8 days (for website
disclosure)

daily/none (for portfolio
analyses and fund
accounting services)

* These entities are affiliated with Founders and are subject to the Funds’ policies and procedures regarding selective disclosure of the Funds’ portfolio holdings.

Proxy Voting

     The Board of Directors of the Company has delegated to Founders the authority to vote proxies of companies held in the Funds’ portfolios. Founders, through its participation on BNY Mellon’s Proxy Policy Committee (the "PPC"), applies BNY

Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the Funds.

     Founders recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     Founders seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Founders and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by BNY Mellon or its affiliates (including the Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the Funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon’s or Founders’ policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals for which guidance has not yet been established, for example, new proposals arising from emerging economic or regulatory issues, are referred to the PPC for discussion and vote. Additionally, the PPC may elect to review any proposal where it has identified a particular issue for special scrutiny in light of new information. With regard to voting proxies of foreign companies, Founders weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, Founders seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the PPC recognizes that the management of a publicly held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote.

However, the PPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders.

     Information regarding how Founders voted proxies for the Funds is available at http://www.dreyfus.com and on the Securities and Exchange Commission’s website at http://www.sec.gov on the Company’s Form N-PX filed with the Commission.

Independent Registered Public Accounting Firm

     Ernst & Young LLP, 5 Times Square, New York, New York, 10036, served as the Company’s independent registered public accounting firm for the period ended December 31, 2008. The Company’s independent registered public accounting firm is responsible for auditing the financial statements of each Fund and meeting with the Audit Committee of the Board.

Registration Statement

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     A Registration Statement (Form N-1A) under the 1933 Act has been filed with the SEC, Washington, D.C., with respect to the securities to which this SAI relates. If further information is desired with respect to the Company or such securities, reference should be made to the Registration Statement and the exhibits filed as a part thereof.

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APPENDIX

Ratings of Long-Term Obligations

     The following are nationally recognized statistical rating organizations (“NRSROs”): Fitch Ratings (“Fitch”), Moody's Investors Service, Inc. ("Moody's"), and Standard & Poor's Ratings Services ("S&P").

     Guidelines for Moody's and S&P ratings are described below. For Fitch, ratings correspond exactly to S&P’s format from AAA through CCC. Because the Funds cannot purchase securities rated below B, ratings from Fitch can be compared directly to the S&P ratings scale to determine the suitability of a particular investment for a given Fund.

     The four highest long-term ratings of Moody's and S&P are Aaa, Aa, A and Baa and AAA, AA, A and BBB, respectively.

Moody's. Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default. The following are Moody’s long-term credit rating definitions for its six highest ratings:

     Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk

     Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A -- Obligations rated A are considered as upper-medium grade and are subject to low credit risk.

     Baa -- Obligations rated Baa are considered medium-grade and as such may possess certain speculative characteristics.

     Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

     B -- Obligations rated B are considered speculative and are subject to high credit risk.

     Note: Moody's appends the numerical modifiers 1, 2 and 3 to each rating classification. The modifier 1 indicates that the obligation ranks in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that rating category.

Standard & Poor's. Issue credit ratings are based in varying degrees, on the following considerations: (1) likelihood of payment; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights. The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. The following are S&P’s long-term credit rating definitions for its six highest ratings:

     AAA -- An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which would lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

     Note: The ratings may be modified by the addition of a plus or minus sign to show relative standing within the rating categories.

PART C: OTHER INFORMATION

Item 23.	Exhibits

(a)	(1) Articles of Incorporation of Founders Funds, Inc., dated June 19, 1987.[1]
(2)	Articles Supplementary to the Articles of Incorporation, filed November 25, 1987.[1]
(3)	Articles Supplementary to the Articles of Incorporation, filed February 25, 1988.[1]
(4)	Articles Supplementary to the Articles of Incorporation, filed December 12, 1989.[1]
(5)	Articles Supplementary to the Articles of Incorporation, filed May 3, 1990.[1]
(6)	Articles Supplementary to the Articles of Incorporation, filed September 22, 1993.[1]
(7)	Articles Supplementary to the Articles of Incorporation, filed December 27, 1995.[1]
(8)	Articles Supplementary to the Articles of Incorporation, filed May 20,1996.[2]
(9)	Articles Supplementary to the Articles of Incorporation, filed October 21, 1996.[2]
(10)	Articles Supplementary to the Articles of Incorporation, filed April 9, 1997.[3]
(11)	Articles of Amendment to the Articles of Incorporation, filed April 27, 1999.[5]
(12)	Articles Supplementary to the Articles of Incorporation, filed October 25, 1999.[6]
(13)	Articles Supplementary to the Articles of Incorporation, filed December 29, 1999.[6]
(14)	Articles of Amendment to the Articles of Incorporation, filed December 29, 1999.[6]

	(15)	Articles of Amendment to the Articles of Incorporation, effective December 22, 2004. [11]
	(16)	Articles Supplementary to the Articles of Incorporation, filed November 30, 2006. [13]
	(17)	Articles of Amendment to the Articles of Incorporation, effective June 1, 2007. [14]
	(18)	Articles Supplementary to the Articles of Incorporation, effective June 1, 2007. [14]
	(19)	Articles Supplementary to the Articles of Incorporation, effective August 26, 2008. [15]
	(20)	Articles of Amendment to the Articles of Incorporation, effective December 1, 2008. [15]
(b)	By-Laws of Dreyfus Funds, Inc. (formerly known as Dreyfus Founders Funds, Inc.), as amended March 7, 2003. [10]
(c)	Provisions defining the rights of holders of securities are contained in Article Fifth of the Registrant's Articles of Incorporation, as amended, the Articles Supplementary to the Articles of Incorporation filed October 25, 1999, and Articles II, IV, VII and IX of the Registrant's Bylaws.
(d)	(1) Investment Advisory Agreement between Dreyfus Funds, Inc. and Founders Asset Management LLC, dated April 1, 1998.[4]
(2)	Amended and Restated Appendix 1 to Dreyfus Funds, Inc. Investment Advisory Agreement, dated December 31, 1999.[7]
(e)	(1) Underwriting Agreement between Dreyfus Funds, Inc. and MBSC Securities Corporation (formerly known as Dreyfus Services Corporation), dated March 22, 2000.[8]
(2)	Form of Distribution and Shareholder Support Agreement for Dreyfus Funds, Inc. - Class F Shares. [14]
(3)	Form of Broker-Dealer Agreement for Dreyfus Funds, Inc. [15]
(4)	Form of Bank Affiliated Broker-Dealer Agreement for Dreyfus Funds, Inc.[8]

	(5)	Form of Bank Agreement for Dreyfus Funds, Inc. [15]
	(6)	Amendment of Underwriting Agreement between Dreyfus Funds, Inc. and MBSC Securities Corporation, dated August 2, 2002. [12]
	(7)	Form of Supplement to Service Agreements dated October 1, 2006. [13]
	(8)	Form of Supplement to Service Agreements dated April 16, 2007. [13]
	(9)	Form of Supplemental Agreement to Broker-Dealer Agreements and Bank Agreements for Dreyfus Funds, Inc. [14]
(f)	Not applicable.
(g)	(1) Mutual Fund Custody and Services Agreement between Dreyfus Funds, Inc. and The Bank of New York Mellon (by operation of law the legal successor under the agreements with the Funds to Mellon Bank, N.A.), dated September 1, 2002. [9]
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(2)	Amendment to Mutual Fund Custody and Services Agreement between Dreyfus Funds, Inc. and The Bank of New York Mellon, dated September 1, 2006. [13]
(3)	Amendment to Mutual Fund Custody and Services Agreement between Dreyfus Funds, Inc. and The Bank of New York Mellon, dated September 1, 2008. [15]
(h)	(1) Shareholder Services Agreement between Dreyfus Funds, Inc. and MBSC Securities Corporation, dated May 1, 2003. [10]
(2)	Amended and Restated Fund Accounting and Administrative Services Agreement between Dreyfus Funds, Inc. and The Dreyfus Corporation, dated August 20, 2008. [15]
(3)	Shareholder Services Plan, dated December 31, 1999.[5]
(i)	Opinion and consent of Moye, Giles, O’Keefe, Vermeire & Gorrell. [5]

(j)	Consent of Independent Registered Public Accounting Firm. [16]
(k)	Not applicable.
(l)	Investment letters from MBC Investment Corporation, dated December 30, 1999.[7]
(m)	(1) Amended and Restated Dreyfus Funds, Inc. Rule 12b-1 Distribution Plan (For Class F shares only), dated May 17, 2002. [9]
(2)	Dreyfus Funds, Inc. Distribution Plan for Classes B, C and T, dated December 31, 1999.[5]
(n)	Dreyfus Funds, Inc. Rule 18f-3 Plan, as amended February 4, 2009. [15]
(p)	(1) Code of Ethics for the Independent Directors of Dreyfus Funds, Inc., effective September 1, 2007. [14]
(2)	The Bank of New York Mellon Personal Securities Trading Policy, November 2007. [14]
1	Filed previously on EDGAR with Post-Effective Amendment No. 60 to the Registration Statement on April 29, 1996 and incorporated herein by reference.
2	Filed previously on EDGAR with Post-Effective Amendment No. 62 to the Registration Statement on February 24, 1997 and incorporated herein by reference.
3	Filed previously on EDGAR with Post-Effective Amendment No. 63 to the Registration Statement on February 27, 1998 and incorporated herein by reference.
4	Filed previously on EDGAR with Post-Effective Amendment No. 64 to the Registration Statement on February 22, 1999 and incorporated herein by reference.
5	Filed previously on EDGAR with Post-Effective Amendment No. 65 to the Registration Statement on October 7, 1999 and incorporated herein by reference.

6	Filed previously on EDGAR with Post-Effective Amendment No. 66 to the Registration Statement on December 29, 1999 and incorporated herein by reference.
7	Filed previously on EDGAR with Post-Effective Amendment No. 67 to the Registration Statement on February 29, 2000 and incorporated herein by reference.
8	Filed previously on EDGAR with Post-Effective Amendment No. 68 to the Registration Statement on February 28, 2001 and incorporated herein by reference.
9	Filed previously on EDGAR with Post-Effective Amendment No. 71 to the Registration Statement on February 28, 2003 and incorporated herein by reference.
[10]	Filed previously on EDGAR with Post-Effective Amendment No. 72 to the Registration Statement on February 27, 2004 and incorporated herein by reference.
[11]	Filed previously on EDGAR with Post-Effective Amendment No. 74 to the Registration Statement on February 28, 2005 and incorporated herein by reference.
[12]	Filed previously on EDGAR with Post-Effective Amendment No. 76 to the Registration Statement on April 27, 2006 and incorporated herein by reference.
[13]	Filed previously on EDGAR with Post-Effective Amendment No. 77 to the Registration Statement on March 2, 2007 and incorporated herein by reference.
[14]	Filed previously on EDGAR with Post-Effective Amendment No. 78 to the Registration Statement on February 29, 2008 and incorporated herein by reference.
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15	Filed previously on EDGAR with Post-Effective Amendment No. 80 to the Registration Statement on February 26, 2009 and incorporated herein by reference.
16	Filed herewith.
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Item 24. Persons Controlled by or Under Common Control with the Fund

Registrant knows of no person or group of persons directly or indirectly controlled by or under common control with the Registrant or any Fund within the meaning of this item.

Item 25. Indemnification

Indemnification provisions for officers, directors, employees, and agents of the Registrant are set forth in Article XII of the By-Laws of the Registrant, which By-Laws were filed as Exhibit b to Post-Effective Amendment No. 72 to the Registration Statement on February 28, 2004 and are incorporated herein by reference. Section 12.01 of Article XII of the By-Laws provides that the Registrant shall indemnify each person who is or was a director, officer, employee or agent of the Registrant against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement to the full extent permitted by Section 2-418 of the General Corporation Law of Maryland or any other applicable law.

Pursuant to the Investment Advisory Agreement between the Registrant and Founders Asset Management LLC (“Founders”), with certain exceptions, the Registrant has agreed Founders shall not be subject to liability to the Registrant for any act or omission in the course of, or connected with, rendering services under the agreement.

Pursuant to the Underwriting Agreement between the Registrant and MBSC Securities Corporation (“MBSC”), with certain exceptions, the Registrant has agreed to indemnify MBSC against any liabilities and expenses arising out of any omissions of material facts or untrue statements made by the Registrant in its prospectus or registration statement.

Notwithstanding any provisions in the By-Laws, Investment Advisory Agreement or Underwriting Agreement to the contrary, no officer, director, employee, agent, investment adviser and/or underwriter of the Registrant shall be indemnified by the Registrant in violation of sections 17(h) and (i) of the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

The management board and officers of Founders, investment adviser to the Registrant, include the following persons who hold positions with the Founders affiliates set forth below:

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Name	Other Businesses	Position Held	Dates
Phillip N. Maisano	The Bank of New York Mellon[1]	Senior Vice President	7/08 - Present

	BNY Mellon, National Association[2]	Senior Vice President	7/08 - Present

	Mellon Bank, N.A.[2]	Senior Vice President	4/06 – 6/08

	BNY Alcentra Group Holdings,	Director	10/07 - Present
Inc.[3]

	BNY Mellon Investment Office GP	Manager	4/07 - Present
LLC[4]

	Mellon Global Alternative	Director	8/06 - Present
Investments Limited
London, England

	Pareto Investment Management	Director	4/08 - Present
Limited
London, England

	The Boston Company Asset	Manager	10/07 - Present
Management NY, LLC[4]

	The Boston Company Asset	Manager	12/06 – Present
Management, LLC[4]

	Urdang Capital Management	Director	10/07 – Present
630 West Germantown Pike, Suite
300
Plymouth Meeting, PA 19462

	Urdang Securities Management,	Director	10/07 - Present
Inc.
630 West Germantown Pike, Suite
300
Plymouth Meeting, PA 19462

	EACM Advisors LLC	Chairman of Board	8/04 - Present
200 Connecticut Avenue


Name	Other Businesses	Position Held	Dates
Norwalk, CT 06854-1940
	Founders Asset Management LLC[5]	Member, Board of	11/06 - Present
Managers
	Standish Mellon Asset Management	Board Member	12/06 - Present
Company, LLC
Mellon Financial Center
201 Washington Street
Boston, MA 02108-4408
	Mellon Capital Management	Director	12/06 - Present
Corporation[6]
	Mellon Equity Associates, LLP[2]	Board Member	12/06 – 12/07
	Newton Management Limited	Board Member	12/06 - Present
London, England
	Franklin Portfolio Associates, LLC[4]	Board Member	12/06 - Present

Kenneth R. Christoffersen	MBSC Securities Corporation[3]	Assistant Secretary	6/07 - Present

	Dreyfus Service Corporation[3]	Assistant Secretary	8/03 – 6/07
	The Bank of New York Mellon	Managing Counsel	7/08 – Present
Corporation[1]
John P. Shea	MBSC Securities Corporation[3]	Senior Account	6/07 – Present
Manager
	Dreyfus Service Corporation[3]	Senior Account	10/86 – 6/07
Manager

J. David Officer	MBSC Securities Corporation[3]	President	6/07 – Present
		Director	6/07 – Present
	Dreyfus Service Corporation[3]	President	3/00 – 6/07
		Director	3/99 – 6/07
	MBSC, LLC[3]	Manager, Board of	4/02 6/07
Managers
		President	4/02 – 6/07
	Dreyfus Transfer, Inc.[3]	Chairman and Director	2/02 – Present
	Dreyfus Service Organization,	Director	3/99 – 3/07
Inc.[3]
	Seven Six Seven Agency, Inc.[3]	Director	10/98 – 4/07


Name	Other Businesses	Position Held	Dates

	Mellon Residential Funding Corp.[2]	Director	4/97 – Present

	The Bank of New York Mellon[1]	Executive Vice	7/08 – Present
President

	BNY Mellon, National Association[1]	Executive Vice	7/08 – Present
President

	Mellon Bank, N.A.[2]	Executive Vice	2/94 – 6/08
President

	Laurel Capital Advisors[2]	Chairman	1/05 – Present
		Chief Executive	1/05 – Present
Officer

	Mellon United National Bank	Director	3/98 – Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Gary R. Pierce	The Bank of New York Mellon[1]	Vice President	7/08 – Present

	BNY Mellon, National Association[2]	Vice President	7/08 – Present

	The Dreyfus Trust Company[2]	Chief Financial	7/05 – 6/08
		Officer	7/05 – 6/08
Treasurer

	Laurel Capital Advisors, LLP[2]	Chief Financial	5/07 – Present
Officer

	MBSC, LLC[3]	Chief Financial	7/05 – 6/07
		Officer Manager,	7/05 – 6/07
Board of Managers

	MBSC Securities Corporation[3]	Director	6/07 – Present
		Chief Financial	6/07 – Present
Officer

	Dreyfus Service Corporation[3]	Director	7/05 – 6/07
		Chief Financial	7/05 – 6/07
Officer

	Founders Asset Management, LLC[5]	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 – Present
Corporation [3]

	Dreyfus Transfer, Inc.[3]	Chief Financial	7/05 – Present
Officer

	Dreyfus Service	Treasurer	7/05 – Present
Organization, Inc.[3]


	Seven Six Seven Agency, Inc.[3]	Treasurer	4/99 – Present

James Bitetto	The Bank of New York Mellon	Senior Counsel	7/08 – Present
Corporation[1]

	The Dreyfus Corporation[3]	Associate General	6/06 – 7/08
Counsel
		Secretary	9/07 – Present
		Assistant Secretary	7/98 – 9/07

	MBSC Securities Corporation	Assistant Secretary	8/98 – Present
(formerly, Dreyfus Service
Corporation) [3]

	The Dreyfus Service Organization,	Secretary	8/05 – Present
Inc. [3]

	The Dreyfus Consumer Credit	Vice President	2/02 – Present

Corporation
The addresses of the businesses so indicated are:
1 One Wall Street, New York, New York 10286
2 One Mellon Bank Center, Pittsburgh, Pennsylvania 15258
3 200 Park Avenue, New York, New York 10166
4 One Boston Place, Boston, Massachusetts 02108
5 210 University Blvd, Suite 800, Denver, Colorado 80206
6 595 Market Street, Suite 3000, San Francisco, California 94105

Additional information concerning Founders and its officers can be found under “Management” in the Prospectuses and under "Directors and Officers -Officers" and "Investment Adviser, Distributor and Other Service Providers -Investment Adviser" in the Statement of Additional Information.

Item 27. Principal Underwriters

(a)	Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or investment adviser:
1.	Advantage Funds, Inc.
2.	BNY Mellon Funds Trust
3.	CitizensSelect Funds
4.	Dreyfus Appreciation Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Government Money Market Fund
7.	Dreyfus BASIC U.S. Mortgage Securities Fund
8.	Dreyfus Bond Funds, Inc.

C-2

9.	Dreyfus Cash Management
10.	Dreyfus Cash Management Plus, Inc.
11.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
12.	Dreyfus Funds, Inc.
13.	The Dreyfus Fund Incorporated
14.	Dreyfus Government Cash Management Funds
15.	Dreyfus Growth and Income Fund, Inc.
16.	Dreyfus Index Funds, Inc.
17.	Dreyfus Institutional Cash Advantage Funds
18.	Dreyfus Institutional Money Market Fund
19.	Dreyfus Institutional Preferred Money Market Funds
20.	Dreyfus Institutional Reserves Funds
21.	Dreyfus Intermediate Municipal Bond Fund, Inc.
22.	Dreyfus International Funds, Inc.
23.	Dreyfus Investment Funds
24.	Dreyfus Investment Grade Funds, Inc.
25.	Dreyfus Investment Portfolios
26.	The Dreyfus/Laurel Funds, Inc.
27.	The Dreyfus/Laurel Funds Trust
28.	The Dreyfus/Laurel Tax-Free Municipal Funds
29.	Dreyfus LifeTime Portfolios, Inc.
30.	Dreyfus Liquid Assets, Inc.
31.	Dreyfus Manager Funds I
32.	Dreyfus Manager Funds II
33.	Dreyfus Massachusetts Municipal Money Market Fund
34.	Dreyfus Midcap Index Fund, Inc.
35.	Dreyfus Money Market Instruments, Inc.
36.	Dreyfus Municipal Bond Opportunity Fund
37.	Dreyfus Municipal Cash Management Plus
38.	Dreyfus Municipal Funds, Inc.
39.	Dreyfus Municipal Money Market Fund, Inc.
40.	Dreyfus New Jersey Municipal Bond Fund, Inc.
41.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
42.	Dreyfus New York AMT-Free Municipal Bond Fund
43.	Dreyfus New York AMT-Free Municipal Money Market Fund
44.	Dreyfus New York Municipal Cash Management
45.	Dreyfus New York Tax Exempt Bond Fund, Inc.
46.	Dreyfus Opportunity Funds
47.	Dreyfus Pennsylvania Municipal Money Market Fund
48.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
49.	Dreyfus Premier Equity Funds, Inc.

C-2

50.	Dreyfus Premier GNMA Fund, Inc.
51.	Dreyfus Premier Investment Funds, Inc.
52.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
53.	Dreyfus Premier Worldwide Growth Fund, Inc.
54.	Dreyfus Research Growth Fund, Inc.
55.	Dreyfus State Municipal Bond Funds
56.	Dreyfus Stock Funds
57.	Dreyfus Short-Intermediate Government Fund
58.	The Dreyfus Socially Responsible Growth Fund, Inc.
59.	Dreyfus Stock Index Fund, Inc.
60.	Dreyfus Tax Exempt Cash Management Funds
61.	The Dreyfus Third Century Fund, Inc.
62.	Dreyfus Treasury & Agency Cash Management
63.	Dreyfus Treasury Prime Cash Management
64.	Dreyfus U.S. Treasury Intermediate Term Fund
65.	Dreyfus U.S. Treasury Long Term Fund
66.	Dreyfus 100% U.S. Treasury Money Market Fund
67.	Dreyfus Variable Investment Fund
68.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
69.	General California Municipal Money Market Fund
70.	General Government Securities Money Market Funds, Inc.
71.	General Money Market Fund, Inc.
72.	General Municipal Money Market Funds, Inc.
73.	General New York Municipal Bond Fund, Inc.
74.	General New York Municipal Money Market Fund
75.	Strategic Funds, Inc.

(b) The directors and officers of the Distributor are as follows:

Name and principal		Positions and Offices
Business address		with Registrant
Positions and offices with the Distributor
Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Dwight D. Jacobsen*	Executive Vice President and Director	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None

C-3


Name and principal		Positions and Offices
Business address		with Registrant
Positions and offices with the Distributor
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	None
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Karin L. Waldmann*	Privacy Officer	None
Timothy I. Barrett**	Vice President	None
Gina DiChiara*	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	None
James Bitetto*	Assistant Secretary	Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	Vice President and Secretary
*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

(c) Not applicable.

C-4

Item 28. Location of Accounts and Records

1.	Dreyfus Funds, Inc.
210 University Boulevard, Suite 800
Denver, Colorado 80206

2.	Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

3.	Boston Financial Data Services, Inc.
2000 Crown Colony Drive, Floor 1
Quincy, MA 02169

4.	The Bank of New York Mellon
One Mellon Bank Center
Pittsburgh, PN 15258

5.	The Boston Company Asset Management, LLC
One Boston Place
Boston, MA 02108

6.	RiskMetrics Group Inc.
2099 Gaither Road, Suite 501
Rockville, MD 20850

7.	Iron Mountain
5050 Moline Street
Denver, CO 80239

8.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

9.	Standish Mellon Asset Management Company LLC
One Boston Place
Boston, MA 02108

Item 29. Management Services

Not applicable.

C-5

Item 30. Undertakings

The Registrant hereby undertakes that the board of directors will call such meetings of shareholders for action by shareholder vote, including acting on the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as may be requested in writing by the holders of at least 10% of the outstanding shares of the Registrant or any of its portfolios, or as may be required by applicable law or the Fund's Articles of Incorporation.

The Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

C-6

SIGNATURES

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Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement (File No. 2-17531) under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 29th day of April, 2009.

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DREYFUS FUNDS, INC.
ATTEST:
	By:	/s/ J. David Officer
/s/ Kenneth R. Christoffersen		J. David Officer, President
Kenneth R. Christoffersen, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

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SIGNATURES		TITLE	DATE
/s/ J. David Officer		President	April 29, 2009
J. David Officer		(Principal Executive
Officer)

/s/ Steven M. Anderson		Treasurer	April 29, 2009
Steven M. Anderson		(Principal Financial and
Accounting Officer)

/s/ Alan S. Danson	*	Chairman	April 29, 2009
Alan S. Danson

/s/ Robert P. Mastrovita	*	Director	April 29, 2009
Robert P. Mastrovita

/s/ Trygve E. Myhren	*	Director	April 29, 2009
Trygve E. Myhren

/s/ George W. Phillips	*	Director	April 29, 2009
George W. Phillips

/s/ Martha A. Solis-Turner	*	Director	April 29, 2009
Martha A. Solis-Turner

/s/ Kenneth R. Christoffersen			April 29, 2009
By Kenneth R. Christoffersen
Attorney-in-Fact
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*Original Powers of Attorney authorizing Kenneth R. Christoffersen and Edward F. O'Keefe and each of them, to execute this Post-Effective Amendment to the Registration Statement of the Registrant on behalf of all of the above-named directors of the Registrant, except Martha A. Solis-Turner, were filed on February 22, 1999 with Post-Effective Amendment No. 64. A Power of Attorney for Ms. Solis-Turner was filed on February 28, 2006 with Post-Effective Amendment No. 75.

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Exhibit Index

Exhibit Description

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(j)	Consent of Independent Registered Public Accounting Firm.
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